UNITED STATES
SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-06650

LORD ABBETT RESEARCH FUND, INC.
(Exact name of Registrant as specified in charter)

90 Hudson Street, Jersey City, NJ 07302
(Address of principal executive offices) (Zip code)

Thomas R. Phillips, Esq., Vice President & Assistant Secretary
90 Hudson Street, Jersey City, NJ 07302
(Name and address of agent for service)

Registrant’s telephone number, including area code: (800) 201-6984

Date of fiscal year end: 11/30

Date of reporting period: 5/31/2012

Item 1:	Report(s) to Shareholders.

2 0 1 2

L O R D  A B B E T T

S E M I A N N U A L

R E P O R T

Lord Abbett

Capital Structure Fund

For the six-month period ended May 31, 2012

Lord Abbett Research Fund
Lord Abbett Capital Structure Fund
Semiannual Report
For the six-month period ended May 31, 2012

From left to right: Robert S. Dow, Director and Chairman of the Lord Abbett Funds; E. Thayer Bigelow, Independent Lead Director of the Lord Abbett Funds; and Daria L. Foster, Director and President of the Lord Abbett Funds.

Dear Shareholders: We are pleased to provide you with this semiannual report for the Lord Abbett Capital Structure Fund for the six-month period ended May 31, 2012. For additional information about the Fund, please visit our Website at www.lordabbett.com, where you can access the quarterly commentaries by the Fund’s portfolio managers. General information about Lord Abbett mutual funds, as well as in-depth discussions of market trends and investment strategies, is also provided in Lord Abbett Insights, a quarterly newsletter available on our Website.

          Thank you for investing in Lord Abbett mutual funds. We value the trust that you place in us and look forward to serving your investment needs in the years to come.

Best regards,

Robert S. Dow
Chairman

1

Expense Example

          As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments (these charges vary among the share classes); and (2) ongoing costs, including management fees; distribution and service (12b-1) fees (these charges vary among the share classes); and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

          The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (December 1, 2011 through May 31, 2012).

Actual Expenses

          For each class of the Fund, the first line of the table on the following page provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading titled “Expenses Paid During Period 12/1/11 – 5/31/12” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

          For each class of the Fund, the second line of the table on the following page provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

2

          Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value	Ending Account Value	Expenses Paid During Period†

	12/1/11	5/31/12	12/1/11 - 5/31/12

Class A
Actual	$1,000.00	$1,048.40	$6.66
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,018.50	$6.56
Class B
Actual	$1,000.00	$1,045.30	$9.97
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,015.25	$9.82
Class C
Actual	$1,000.00	$1,045.40	$9.92
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,015.28	$9.77
Class F
Actual	$1,000.00	$1,048.80	$5.38
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,019.77	$5.30
Class I
Actual	$1,000.00	$1,049.90	$5.02
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,020.09	$4.95
Class P
Actual	$1,000.00	$1,046.80	$7.16
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,018.00	$7.06
Class R2
Actual	$1,000.00	$1,046.20	$7.78
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,017.42	$7.67
Class R3
Actual	$1,000.00	$1,047.80	$7.42
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,017.76	$7.31

†

For each class of the Fund, net expenses are equal to the annualized expense ratio for such class (1.30% for Class A, 1.95% for Class B, 1.94% for Class C, 1.05% for Class F, 0.98% for Class I, 1.40% for Class P, 1.52% for Class R2 and 1.45% for Class R3) multiplied by the average account value over the period, multiplied by 183/366 (to reflect one-half year period).

Portfolio Holdings Presented by Sector
May 31, 2012

Sector*	%**
Consumer Discretionary	11.87%
Consumer Staples	6.10%
Energy	12.81%
Financials	12.81%
Health Care	9.57%
Industrials	10.17%

Sector*	%**
Information Technology	16.62%
Materials	7.29%
Telecommunication Services	5.28%
Utilities	2.78%
Short-Term Investment	4.70%
Total	100.00%

*	A sector may comprise several industries.
**	Represents percent of total investments.

3

Schedule of Investments (unaudited)
May 31, 2012

Investments	Shares (000)	Fair Value

LONG-TERM INVESTMENTS 94.47%

COMMON STOCKS 54.62%

Aerospace & Defense 1.17%
BE Aerospace, Inc.*	60	$2,599,200
DigitalGlobe, Inc.*	35	565,600
GeoEye, Inc.*	38	718,500
Hexcel Corp.*	290	7,070,200
United Technologies Corp.	15	1,111,650

Total		12,065,150

Airlines 0.39%
United Continental Holdings, Inc.*	158	3,964,275

Auto Components 0.53%
Allison Transmission Holdings, Inc.	35	646,450
Cooper-Standard Holdings, Inc.*	135	4,860,000

Total		5,506,450

Automobiles 0.37%
Honda Motor Co., Ltd. ADR	120	3,827,516

Beverages 0.36%
Coca-Cola Co. (The)	50	3,736,500

Biotechnology 0.79%
Celgene Corp.*	85	5,801,250
Human Genome Sciences, Inc.*	175	2,383,500

Total		8,184,750

Capital Markets 0.44%
State Street Corp.	40	1,648,400
T. Rowe Price Group, Inc.	50	2,879,500

Total		4,527,900

Chemicals 2.62%
Celanese Corp. Series A	53	2,109,930
CF Industries Holdings, Inc.	15	2,564,400
Dow Chemical Co. (The)	75	2,329,500
LyondellBasell Industries NV Class A (Netherlands)(a)	100	3,946,000

4	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)
May 31, 2012

Investments	Shares (000)	Fair Value

Chemicals (continued)
Monsanto Co.	80	$6,176,000
Mosaic Co. (The)	45	2,145,600
Rockwood Holdings, Inc.*	160	7,744,000

Total		27,015,430

Commercial Banks 3.31%
Huntington Bancshares, Inc.	350	2,289,000
PNC Financial Services Group, Inc. (The)	55	3,378,100
Regions Financial Corp.	400	2,516,000
U.S. Bancorp	300	9,333,000
Wells Fargo & Co.	450	14,422,500
Zions Bancorporation	115	2,188,450

Total		34,127,050

Communications Equipment 1.06%
Aruba Networks, Inc.*	220	2,890,800
QUALCOMM, Inc.	140	8,023,400

Total		10,914,200

Computers & Peripherals 2.55%
Apple, Inc.*	38	21,953,740
Fusion-io, Inc.*	50	1,044,000
International Business Machines Corp.	17	3,279,300

Total		26,277,040

Consumer Finance 0.40%
Capital One Financial Corp.	80	4,109,600

Containers & Packaging 0.28%
Rock-Tenn Co. Class A	55	2,837,450

Diversified Financial Services 1.28%
Bank of America Corp.	775	5,696,250
Fannie Mae*	182	49,455
JPMorgan Chase & Co.	225	7,458,750

Total		13,204,455

See Notes to Financial Statements.	5

Schedule of Investments (unaudited)(continued)
May 31, 2012

Investments	Shares (000)	Fair Value

Diversified Telecommunication Services 2.58%
AT&T, Inc.	300	$10,251,000
CenturyLink, Inc.	125	4,902,500
Verizon Communications, Inc.	275	11,451,000

Total		26,604,500

Electric: Utilities 0.73%
UNS Energy Corp.	200	7,498,000

Electrical Equipment 1.33%
A123 Systems, Inc.*	220	224,400
AMETEK, Inc.	35	1,774,850
Emerson Electric Co.	150	7,015,500
Rockwell Automation, Inc.	65	4,713,150

Total		13,727,900

Energy Equipment & Services 0.81%
Cameron International Corp.*	85	3,883,650
Schlumberger Ltd.	70	4,427,500

Total		8,311,150

Food & Staples Retailing 1.89%
CVS Caremark Corp.	120	5,392,800
Ingles Markets, Inc. Class A	335	5,229,350
Wal-Mart Stores, Inc.	135	8,885,700

Total		19,507,850

Food Products 0.87%
H.J. Heinz Co.	50	2,654,000
Kellogg Co.	40	1,951,200
Kraft Foods, Inc. Class A	115	4,401,050

Total		9,006,250

Hotels, Restaurants & Leisure 1.84%
Marriott International, Inc. Class A	120	4,645,200
McDonald’s Corp.	110	9,827,400
Starwood Hotels & Resorts Worldwide, Inc.	85	4,492,250

Total		18,964,850

6	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)
May 31, 2012

Investments	Shares (000)	Fair Value

Household Products 0.73%
Procter & Gamble Co. (The)	120	$7,474,800

Industrial Conglomerates 0.48%
General Electric Co.	260	4,963,400

Information Technology Services 0.48%
SAIC, Inc.	400	4,444,000
VeriFone Systems, Inc.*	15	541,650

Total		4,985,650

Insurance 0.50%
MetLife, Inc.	175	5,111,750

Internet Software & Services 0.76%
Facebook, Inc. Class A*	50	1,481,500
Google, Inc. Class A*	8	4,646,880
Monster Worldwide, Inc.*	200	1,720,000

Total		7,848,380

Machinery 2.33%
Actuant Corp. Class A	235	6,149,950
Caterpillar, Inc.	25	2,190,500
Danaher Corp.	135	7,015,950
Dover Corp.	42	2,375,520
Pall Corp.	52	2,894,320
Rexnord Corp.*	50	990,000
Snap-on, Inc.	40	2,420,400

Total		24,036,640

Media 2.42%
Belo Corp. Class A	235	1,358,300
Charter Communications, Inc. Class A	27	1,692,900
Comcast Corp. Class A	100	2,891,000
DISH Network Corp. Class A	100	2,804,000
Interpublic Group of Cos., Inc. (The)	335	3,480,650
Omnicom Group, Inc.	65	3,099,200
Time Warner, Inc.	100	3,447,000
Walt Disney Co. (The)	135	6,170,850

Total		24,943,900

See Notes to Financial Statements.	7

Schedule of Investments (unaudited)(continued)
May 31, 2012

Investments	Shares (000)	Fair Value

Metals & Mining 0.40%
Barrick Gold Corp. (Canada)(a)	60	$2,343,600
Cliffs Natural Resources, Inc.	20	955,600
Titanium Metals Corp.	75	861,000

Total		4,160,200

Multi-Line Retail 1.14%
Kohl’s Corp.	85	3,894,700
Target Corp.	135	7,817,850

Total		11,712,550

Oil, Gas & Consumable Fuels 6.60%
Chevron Corp.	135	13,271,850
ConocoPhillips	300	15,648,000
Continental Resources, Inc.*	30	2,185,800
EOG Resources, Inc.	83	8,241,900
Exxon Mobil Corp.	225	17,691,750
Marathon Oil Corp.	120	2,989,200
Petroleo Brasileiro SA ADR	196	3,702,510
Whiting Petroleum Corp.*	100	4,321,000

Total		68,052,010

Pharmaceuticals 4.48%
Bristol-Myers Squibb Co.	70	2,333,800
Johnson & Johnson	125	7,803,750
Merck & Co., Inc.	110	4,133,800
Mylan, Inc.*	600	13,002,000
Pfizer, Inc.	575	12,575,250
Teva Pharmaceutical Industries Ltd. ADR	161	6,310,295

Total		46,158,895

Real Estate Investment Trusts 0.78%
Equity Residential	45	2,749,500
Plum Creek Timber Co., Inc.	145	5,292,500

Total		8,042,000

Road & Rail 0.38%
Union Pacific Corp.	35	3,899,000

8	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)
May 31, 2012

Investments	Shares (000)	Fair Value

Semiconductors & Semiconductor Equipment 1.22%
Broadcom Corp. Class A*	110	$3,558,500
Freescale Semiconductor Holdings Ltd.*	85	782,000
Intel Corp.	250	6,460,000
PMC-Sierra, Inc.*	275	1,754,500

Total		12,555,000

Software 5.48%
Adobe Systems, Inc.*	120	3,726,000
Check Point Software Technologies Ltd. (Israel)*(a)	52	2,664,480
Citrix Systems, Inc.*	38	2,777,040
Fortinet, Inc.*	150	3,187,500
Informatica Corp.*	80	3,314,400
Microsoft Corp.	545	15,908,550
Nuance Communications, Inc.*	250	5,172,500
Oracle Corp.	250	6,617,500
Sourcefire, Inc.*	100	5,516,000
Synchronoss Technologies, Inc.*	165	2,955,150
Websense, Inc.*	250	4,645,000

Total		56,484,120

Specialty Retail 0.43%
Home Depot, Inc. (The)	90	4,440,600

Wireless Telecommunication Services 0.41%
China Mobile Ltd. ADR	84	4,246,101

Total Common Stocks (cost $490,595,854)		563,033,262

	Exercise Price	Expiration Date

CONTINGENT VALUE RIGHT 0.01%

Pharmaceuticals
Sanofi*
(cost $94,160)	—(b)	12/31/2020	40	54,400

See Notes to Financial Statements.	9

Schedule of Investments (unaudited)(continued)
May 31, 2012

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value

CONVERTIBLE BONDS 6.52%

Automobiles 0.39%
Ford Motor Co.	4.25%	11/15/2016	$2,750	$3,997,813

Biotechnology 1.75%
BioMarin Pharmaceutical, Inc.	1.875%	4/23/2017	2,000	3,697,500
Gilead Sciences, Inc.	0.625%	5/1/2013	8,500	11,432,500
Medivation, Inc.	2.625%	4/1/2017	2,500	2,875,000

Total				18,005,000

Computers & Peripherals 1.10%
EMC Corp.	1.75%	12/1/2013	3,700	5,679,500
NetApp, Inc.	1.75%	6/1/2013	3,000	3,330,000
SanDisk Corp.	1.50%	8/15/2017	2,300	2,300,000

Total				11,309,500

Electrical Equipment 0.76%
Roper Industries, Inc.	Zero Coupon	1/15/2034	6,150	7,818,187

Machinery 0.09%
Navistar International Corp.	3.00%	10/15/2014	1,000	977,500

Metals & Mining 0.61%
Newmont Mining Corp.	1.25%	7/15/2014	5,000	6,250,000

Semiconductors & Semiconductor Equipment 1.07%
Intel Corp.	2.95%	12/15/2035	4,500	5,006,250
SunPower Corp.	4.50%	3/15/2015	1,925	1,722,875
Xilinx, Inc.	2.625%	6/15/2017	3,500	4,361,875

Total				11,091,000

Software 0.37%
Symantec Corp.	1.00%	6/15/2013	3,750	3,857,813

Wireless Telecommunication Services 0.38%
SBA Communications Corp.	4.00%	10/1/2014	2,175	3,882,375

Total Convertible Bonds (cost $63,606,108)				67,189,188

10	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)
May 31, 2012

Investments	Interest Rate	Shares (000)	Fair Value

CONVERTIBLE PREFERRED STOCKS 5.33%

Auto Components 0.06%
Cooper-Standard Holdings, Inc. PIK	7.00%	4	$611,100

Automobiles 0.26%
General Motors Co.	4.75%	74	2,698,920

Capital Markets 0.95%
AMG Capital Trust I	5.10%	200	9,825,000

Commercial Banks 0.75%
Fifth Third Bancorp	8.50%	40	5,520,800
Wells Fargo & Co.	7.50%	2	2,217,980

Total			7,738,780

Diversified Financial Services 0.25%
Citigroup, Inc.	7.50%	30	2,522,400

Electric: Utilities 0.99%
NextEra Energy, Inc.	8.375%	150	7,530,000
PPL Corp.	8.75%	50	2,620,000

Total			10,150,000

Food Products 0.67%
Bunge Ltd.	4.875%	75	6,900,000

Insurance 0.59%
Hartford Financial Services Group, Inc. (The)	7.25%	131	2,529,610
MetLife, Inc.	5.00%	61	3,578,260

Total			6,107,870

Oil, Gas & Consumable Fuels 0.81%
Apache Corp.	6.00%	175	8,361,500

Total Convertible Preferred Stocks (cost $57,608,036)			54,915,570

See Notes to Financial Statements.	11

Schedule of Investments (unaudited)(continued)
May 31, 2012

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value

FLOATING RATE LOAN(c) 0.15%

Oil, Gas & Consumable Fuels
Chesapeake Energy Corp. Unsecured Term Loan (cost $1,552,000)	8.50%	12/1/2017	$1,600	$1,562,800

			Shares (000)

FOREIGN COMMON STOCKS(d) 3.71%

France 0.48%

Automobiles 0.26%
Renault SA			63	2,651,441

Electrical Equipment 0.22%
Alstom SA			79	2,305,359

Total France				4,956,800

Germany 0.98%

Air Freight & Logistics 0.34%
Deutsche Post AG Registered Shares			213	3,515,775

Household Products 0.38%
Henkel KGaA			70	3,852,366

Software 0.26%
SAP AG			47	2,684,627

Total Germany				10,052,768

Norway 0.38%

Commercial Banks
DnB NOR ASA			432	3,892,656

Switzerland 1.37%

Chemicals 0.35%
Syngenta AG Registered Shares			11	3,633,003

Food Products 0.37%
Nestle SA Registered Shares			68	3,854,322

12	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)
May 31, 2012

Investments			Shares (000)	Fair Value

Switzerland (continued)
Pharmaceuticals 0.65%
Roche Holding Ltd. AG			43	$6,685,164

Total Switzerland				14,172,489

United Kingdom 0.50%

Metals & Mining
Anglo American plc			96	2,918,597
Vedanta Resources plc			154	2,207,324

Total United Kingdom				5,125,921

Total Foreign Common Stocks (cost $42,513,530)				38,200,634

	Interest Rate	Maturity Date	Principal Amount (000)

HIGH YIELD CORPORATE BONDS 23.68%

Aerospace & Defense 0.29%
BE Aerospace, Inc.	5.25%	4/1/2022	$3,000	3,037,500

Airlines 0.28%
United Airlines, Inc.†	9.875%	8/1/2013	2,800	2,898,000

Automobiles 0.52%
Chrysler Group LLC/CG Co-Issuer, Inc.	8.25%	6/15/2021	2,500	2,518,750
TRW Automotive, Inc.†	8.875%	12/1/2017	2,500	2,800,000

Total				5,318,750

Capital Markets 1.15%
Morgan Stanley	4.75%	3/22/2017	1,750	1,684,834
Nuveen Investments, Inc.	10.50%	11/15/2015	7,000	7,105,000
Raymond James Financial, Inc.	8.60%	8/15/2019	2,500	3,088,217

Total				11,878,051

Chemicals 0.56%
Chemtura Corp.	7.875%	9/1/2018	2,000	2,085,000
Polymer Group, Inc.	7.75%	2/1/2019	3,500	3,657,500

Total				5,742,500

See Notes to Financial Statements.	13

Schedule of Investments (unaudited)(continued)
May 31, 2012

Investments	Interest Rate	Maturity Date		Principal Amount (000)	Fair Value

Commercial Banks 0.49%
SVB Financial Group	5.375%	9/15/2020		$1,625	$1,776,244
Zions Bancorporation	7.75%	9/23/2014		3,050	3,314,401

Total					5,090,645

Commercial Services & Supplies 0.87%
First Data Corp.†	8.25%	1/15/2021		2,500	2,437,500
First Data Corp.	12.625%	1/15/2021		2,000	1,895,000
International Lease Finance Corp.	8.25%	12/15/2020		650	726,375
International Lease Finance Corp.	8.75%	3/15/2017		2,200	2,453,000
Iron Mountain, Inc.	7.75%	10/1/2019		1,375	1,471,250

Total					8,983,125

Communications Equipment 0.56%
Brocade Communications Systems, Inc.	6.625%	1/15/2018		3,500	3,666,250
CommScope, Inc.†	8.25%	1/15/2019		2,000	2,067,500

Total					5,733,750

Construction Materials 0.11%
New Enterprise Stone & Lime Co., Inc.	11.00%	9/1/2018		1,500	1,166,250

Containers & Packaging 1.57%
AEP Industries, Inc.	8.25%	4/15/2019		3,000	3,090,000
Ardagh Packaging Finance plc (Ireland)†(a)	9.125%	10/15/2020		1,350	1,410,750
Crown Cork & Seal Co., Inc.	7.375%	12/15/2026		6,000	6,330,000
Rock-Tenn Co.†	4.90%	3/1/2022		2,500	2,596,947
Sealed Air Corp.	7.875%	6/15/2017		1,500	1,627,500
Sealed Air Corp.†	8.375%	9/15/2021		1,000	1,105,000

Total					16,160,197

Diversified Financial Services 0.91%
Capital One Capital VI	8.875%	5/15/2040		4,045	4,145,154
Goldman Sachs Group, Inc. (The)	5.75%	1/24/2022		2,100	2,158,471
RBS Global, Inc./Rexnord LLC	8.50%	5/1/2018		2,000	2,135,000
Wachovia Capital Trust III	5.57%	—	(e)	1,000	933,750

Total					9,372,375

Diversified Telecommunication Services 1.13%
Intelsat Luxembourg SA (Luxembourg)(a)	11.25%	2/4/2017		5,350	5,269,750
SBA Telecommunications, Inc.	8.25%	8/15/2019		1,625	1,771,250

14	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)
May 31, 2012

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value

Diversified Telecommunication Services (continued)
UPCB Finance V Ltd.†	7.25%	11/15/2021	$1,600	$1,624,000
Windstream Corp.	7.00%	3/15/2019	3,000	2,955,000

Total				11,620,000

Electric: Utilities 0.08%
Texas Competitive Electric Holdings Co.
LLC/TCEH Finance, Inc.†	11.50%	10/1/2020	1,250	843,750

Electronic Equipment, Instruments & Components 0.25%
CPI International, Inc.	8.00%	2/15/2018	900	810,000
Sophia LP/Sophia Finance, Inc.†	9.75%	1/15/2019	1,650	1,720,125

Total				2,530,125

Energy Equipment & Services 0.32%
Dresser-Rand Group, Inc.	6.50%	5/1/2021	975	999,375
Hornbeck Offshore Services, Inc.†	5.875%	4/1/2020	1,500	1,477,500
Phillips 66†	4.30%	4/1/2022	750	782,637

Total				3,259,512

Food Products 0.23%
Del Monte Corp.	7.625%	2/15/2019	2,000	1,950,000
Post Holdings, Inc.†	7.375%	2/15/2022	410	418,200

Total				2,368,200

Gas Utilities 0.19%
National Fuel Gas Co.	4.90%	12/1/2021	1,800	1,948,019

Health Care Equipment & Supplies 0.41%
Bausch & Lomb, Inc.	9.875%	11/1/2015	2,000	2,105,000
Biomet, Inc.	10.00%	10/15/2017	2,000	2,137,500

Total				4,242,500

Health Care Providers & Services 1.40%
Community Health Systems, Inc.	8.00%	11/15/2019	2,700	2,770,875
HCA, Inc.	7.50%	2/15/2022	2,000	2,101,250
STHI Holding Corp.†	8.00%	3/15/2018	2,500	2,637,500
Tenet Healthcare Corp.	9.25%	2/1/2015	3,500	3,880,625
Vanguard Health Holding Co. II LLC/ Vanguard Holding Co. II, Inc.	8.00%	2/1/2018	3,075	3,028,875

Total				14,419,125

See Notes to Financial Statements.	15

Schedule of Investments (unaudited)(continued)
May 31, 2012

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value

Hotels, Restaurants & Leisure 0.81%
Hyatt Hotels Corp.†	5.75%	8/15/2015	$3,000	$3,304,623
Marina District Finance Co., Inc.	9.875%	8/15/2018	3,000	2,816,250
River Rock Entertainment Authority (The)	9.00%	11/1/2018	1,548	1,099,080
Station Casinos, Inc.(f)	6.50%	2/1/2014	4,000	400
Wyndham Worldwide Corp.	5.75%	2/1/2018	1,000	1,122,942

Total				8,343,295

Household Durables 0.08%
Armored AutoGroup, Inc.†	9.25%	11/1/2018	1,000	858,750

Independent Power Producers & Energy Traders 0.16%
Mirant Americas Generation LLC	9.125%	5/1/2031	2,000	1,700,000

Industrial Conglomerates 0.37%
Park-Ohio Industries, Inc.	8.125%	4/1/2021	3,700	3,829,500

Information Technology Services 1.19%
Alliance Data Systems Corp.†	6.375%	4/1/2020	4,000	4,000,000
SunGard Data Systems, Inc.	10.25%	8/15/2015	8,000	8,260,000

Total				12,260,000

Leisure Equipment & Products 0.31%
Speedway Motorsports, Inc.	8.75%	6/1/2016	3,000	3,240,000

Machinery 0.22%
Kennametal, Inc.	3.875%	2/15/2022	550	572,981
Oshkosh Corp.	8.50%	3/1/2020	1,500	1,653,750

Total				2,226,731

Media 1.73%
Affinion Group, Inc.	11.50%	10/15/2015	4,000	3,400,000
AMC Networks, Inc.†	7.75%	7/15/2021	1,500	1,672,500
Cumulus Media Holdings, Inc.	7.75%	5/1/2019	2,000	1,830,000
DISH DBS Corp.†	5.875%	7/15/2022	2,275	2,229,500
Gray Television, Inc.	10.50%	6/29/2015	1,500	1,552,500
Hughes Satellite Systems Corp.	7.625%	6/15/2021	3,500	3,640,000
Mediacom Communications Corp.	9.125%	8/15/2019	1,500	1,631,250
WMG Acquisition Corp.	11.50%	10/1/2018	1,750	1,872,500

Total				17,828,250

16	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)
May 31, 2012

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value

Metals & Mining 0.45%
Mirabela Nickel Ltd. (Australia)†(a)	8.75%		4/15/2018	$1,875	$1,359,375
Noranda Aluminum Acquisition Corp. PIK	4.73%	#	5/15/2015	3,406	3,269,634

Total					4,629,009

Multi-Utilities 0.39%
Black Hills Corp.	9.00%		5/15/2014	3,650	4,053,759

Oil, Gas & Consumable Fuels 4.00%
Antero Resources Finance Corp.	7.25%		8/1/2019	1,500	1,526,250
Chaparral Energy, Inc.	8.25%		9/1/2021	4,950	5,271,750
Concho Resources, Inc.	7.00%		1/15/2021	1,500	1,616,250
CONSOL Energy, Inc.	8.25%		4/1/2020	1,500	1,507,500
Continental Resources, Inc.	8.25%		10/1/2019	5,000	5,575,000
El Paso Corp.	7.00%		6/15/2017	1,255	1,414,809
Energy Transfer Partners LP	5.20%		2/1/2022	350	370,676
Forest Oil Corp.	7.25%		6/15/2019	2,000	1,830,000
IFM US Colonial Pipeline 2 LLC†	6.45%		5/1/2021	3,000	3,340,182
Kodiak Oil & Gas Corp.†	8.125%		12/1/2019	1,085	1,118,906
LINN Energy LLC/LINN Energy Finance Corp.	7.75%		2/1/2021	1,850	1,900,875
MEG Energy Corp. (Canada)†(a)	6.50%		3/15/2021	2,200	2,255,000
Oasis Petroleum, Inc.	6.50%		11/1/2021	900	904,500
Oasis Petroleum, Inc.	7.25%		2/1/2019	3,200	3,312,000
OGX Austria GmbH (Austria)†(a)	8.50%		6/1/2018	2,775	2,684,813
SM Energy Co.	6.50%		11/15/2021	1,000	1,027,500
SM Energy Co.	6.625%		2/15/2019	3,000	3,105,000
Tennessee Gas Pipeline Co.	7.00%		10/15/2028	2,000	2,526,392

Total					41,287,403

Personal Products 0.23%
Elizabeth Arden, Inc.	7.375%		3/15/2021	2,150	2,356,938

Real Estate Investment Trusts 0.07%
American Tower Corp.	4.70%		3/15/2022	670	696,867

Real Estate Management & Development 0.17%
ProLogis	6.875%		3/15/2020	1,500	1,790,682

Road & Rail 0.26%
Florida East Coast Railway Corp.	8.125%		2/1/2017	2,600	2,678,000

See Notes to Financial Statements.	17

Schedule of Investments (unaudited)(continued)
May 31, 2012

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value

Semiconductors & Semiconductor Equipment 0.13%
Sensata Technologies BV (Netherlands)†(a)	6.50%	5/15/2019	$1,300	$1,309,750

Specialty Retail 0.58%
Brookstone Co., Inc.†	13.00%	10/15/2014	1,564	1,274,660
Limited Brands, Inc.	8.50%	6/15/2019	4,000	4,725,000

Total				5,999,660

Thrifts & Mortgage Finance 0.00%
Washington Mutual Bank(f)	6.875%	6/15/2011	4,350	435

Tobacco 0.32%
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer (Luxembourg) SA†	8.50%	5/15/2018	3,500	3,298,750

Transportation Infrastructure 0.15%
Asciano Finance Ltd. (Australia)†(a)	4.625%	9/23/2020	1,500	1,517,441

Wireless Telecommunication Services 0.74%
Intelsat Jackson Holdings SA (Luxembourg)(a)	11.25%	6/15/2016	581	607,871
Sprint Capital Corp.	6.90%	5/1/2019	5,000	4,375,000
Wind Acquisition Finance SA (Italy)†(a)	11.75%	7/15/2017	3,100	2,650,500

Total				7,633,371

Total High Yield Corporate Bonds (cost $245,317,135)				244,150,965

MUNICIPAL BOND 0.39%

Other Revenue
New York City Industrial Development Agency†
(cost $2,800,000)	11.00%	3/1/2029	2,800	4,063,220

Shares (000)

PREFERRED STOCK 0.02%

Thrifts & Mortgage Finance
Fannie Mae*
(cost $3,071,479)	Zero Coupon	122	184,673

18	See Notes to Financial Statements.

Schedule of Investments (unaudited)(concluded)
May 31, 2012

Investments	Exercise Price	Expiration Date	Shares (000)	Fair Value

WARRANTS 0.04%

Auto Components 0.02%
Cooper-Standard Holdings, Inc.*	$27.33	11/27/2017	15	$189,969

Media 0.02%
Charter Communications, Inc.*	46.86	11/30/2014	9	184,181

Total Warrants (cost $175,119)				374,150

Total Long-Term Investments (cost $907,333,421)				973,728,862

	Principal Amount (000)

SHORT-TERM INVESTMENT 4.65%

Repurchase Agreement
Repurchase Agreement dated 5/31/2012, 0.01%
due 6/1/2012 with Fixed Income Clearing Corp.
collateralized by $4,535,000 of Federal Home
Loan Bank at 0.17% due 2/8/2013, $9,610,000
of Federal Home Loan Mortgage Corp. at 4.50%
due 1/15/2013 and $34,385,000 of Federal
National Mortgage Assoc. at Zero Coupon due
1/4/2013; value: $48,948,170; proceeds: $47,984,266
(cost $47,984,253)	$47,984	47,984,253

Total Investments in Securities 99.12% (cost $955,317,674)		1,021,713,115

Cash, Foreign Cash and Other Assets in Excess of Liabilities 0.88%		9,082,146

Net Assets 100.00%		$1,030,795,261

ADR	American Depositary Receipt.
PIK	Payment-in-kind.
*	Non-income producing security.
†	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, unless registered under such Act or exempted from registration, may only be resold to qualified institutional buyers.
#	Variable rate security. The interest rate represents the rate in effect at May 31, 2012.
(a)	Foreign security traded in U.S. dollars.
(b)	Contingent Value Right entitles the holder to receive cash payments if specified milestones are achieved.
(c)

Floating Rate Loans in which the Fund invests generally pay interest at rates which are periodically re-determined at a margin above the London Interbank Offered Rate (“LIBOR”) or the prime rate offered by major U.S. banks. The rate shown is the rate in effect at May 31, 2012.

(d)	Investment in non-U.S. dollar denominated securities.
(e)	Security is perpetual in nature and has no stated maturity.
(f)	Defaulted security.

See Notes to Financial Statements.	19

Statement of Assets and Liabilities (unaudited)
May 31, 2012

ASSETS:
Investments in securities, at fair value (cost $955,317,674)	$1,021,713,115
Foreign cash, at value (cost $799,175)	824,917
Receivables:
Interest and dividends	7,414,347
Investment securities sold	6,976,055
Capital shares sold	1,033,003
From advisor (See Note 3)	16,674
Prepaid expenses and other assets	71,254

Total assets	1,038,049,365

LIABILITIES:
Payables:
Investment securities purchased	4,226,601
Capital shares reacquired	1,477,542
Management fee	669,523
12b-1 distribution fees	347,163
Directors’ fees	130,502
Fund administration	35,838
Accrued expenses and other liabilities	366,935

Total liabilities	7,254,104

NET ASSETS	$1,030,795,261

COMPOSITION OF NET ASSETS:
Paid-in capital	$1,130,863,009
Undistributed net investment income	3,319,613
Accumulated net realized loss on investments and foreign currency related transactions	(169,797,075)
Net unrealized appreciation on investments and translation of assets and liabilities denominated in foreign currencies	66,409,714

Net Assets	$1,030,795,261

20	See Notes to Financial Statements.

Statement of Assets and Liabilities (unaudited)(concluded)
May 31, 2012

Net assets by class:
Class A Shares	$917,859,436
Class B Shares	$36,820,720
Class C Shares	$57,862,415
Class F Shares	$11,233,858
Class I Shares	$1,591,199
Class P Shares	$1,801,970
Class R2 Shares	$119,420
Class R3 Shares	$3,506,243
Outstanding shares by class:
Class A Shares ($300 million shares of common stock authorized, $.001 par value)	77,739,377
Class B Shares ($30 million shares of common stock authorized, $.001 par value)	3,145,175
Class C Shares ($20 million shares of common stock authorized, $.001 par value)	4,934,293
Class F Shares ($30 million shares of common stock authorized, $.001 par value)	951,741
Class I Shares ($100 million shares of common stock authorized, $.001 par value)	133,967
Class P Shares ($20 million shares of common stock authorized, $.001 par value)	152,154
Class R2 Shares ($30 million shares of common stock authorized, $.001 par value)	10,058
Class R3 Shares ($30 million shares of common stock authorized, $.001 par value)	297,701
Net asset value, offering and redemption price per share (Net assets divided by outstanding shares):
Class A Shares-Net asset value	$11.81
Class A Shares-Maximum offering price (Net asset value plus sales charge of 5.75%)	$12.53
Class B Shares-Net asset value	$11.71
Class C Shares-Net asset value	$11.73
Class F Shares-Net asset value	$11.80
Class I Shares-Net asset value	$11.88
Class P Shares-Net asset value	$11.84
Class R2 Shares-Net asset value	$11.87
Class R3 Shares-Net asset value	$11.78

See Notes to Financial Statements.	21

Statement of Operations (unaudited)
For the Six Months Ended May 31, 2012

Investment income:
Dividends (net of foreign withholding taxes of $217,365)	$9,420,884
Interest and other	11,161,141

Total investment income	20,582,025

Expenses:
Management fee	4,053,130
12b-1 distribution plan-Class A	1,655,721
12b-1 distribution plan-Class B	199,598
12b-1 distribution plan-Class C	298,264
12b-1 distribution plan-Class F	5,445
12b-1 distribution plan-Class P	4,418
12b-1 distribution plan-Class R2	331
12b-1 distribution plan-Class R3	8,553
Shareholder servicing	746,134
Fund administration	217,322
Reports to shareholders	71,078
Registration	69,996
Subsidy (See Note 3)	35,390
Professional	26,995
Directors’ fees	16,365
Custody	16,352
Other	19,895

Gross expenses	7,444,987
Expense reductions (See Note 7)	(390)
Management fee waived (See Note 3)	(110,876)

Net expenses	7,333,721

Net investment income	13,248,304

Net realized and unrealized gain (loss):
Net realized gain on investments and foreign currency related transactions	37,294,721
Net change in unrealized appreciation/depreciation on investments and translation of assets and liabilities denominated in foreign currencies	979,381

Net realized and unrealized gain	38,274,102

Net Increase in Net Assets Resulting From Operations	$51,522,406

22	See Notes to Financial Statements.

Statements of Changes in Net Assets

DECREASE IN NET ASSETS	For the Six Months Ended May 31, 2012 (unaudited)	For the Year Ended November 30, 2011
Operations:
Net investment income	$13,248,304	$34,700,306
Net realized gain on investments, futures contracts and foreign currency related transactions	37,294,721	68,521,367
Net change in unrealized appreciation/depreciation on investments, futures contracts and translation of assets and liabilities denominated in foreign currencies	979,381	(45,032,615)

Net increase in net assets resulting from operations	51,522,406	58,189,058

Distributions to shareholders from:
Net investment income
Class A	(13,557,668)	(23,181,717)
Class B	(449,393)	(818,743)
Class C	(681,911)	(1,076,186)
Class F	(159,409)	(238,905)
Class I	(572,461)	(9,533,991)
Class P	(27,243)	(47,848)
Class R2	(1,521)	(678)
Class R3	(46,312)	(61,005)

Total distributions to shareholders	(15,495,918)	(34,959,073)

Capital share transactions (Net of share conversions) (See Note 11):
Net proceeds from sales of shares	83,489,774	225,689,403
Reinvestment of distributions	15,083,525	34,160,651
Cost of shares reacquired	(213,366,567)	(561,695,878)

Net decrease in net assets resulting from capital share transactions	(114,793,268)	(301,845,824)

Net decrease in net assets	(78,766,780)	(278,615,839)

NET ASSETS:
Beginning of period	$1,109,562,041	$1,388,177,880

End of period	$1,030,795,261	$1,109,562,041

Undistributed net investment income	$3,319,613	$5,567,227

See Notes to Financial Statements.	23

Financial Highlights

	Class A Shares

	Six Months Ended 5/31/2012 (unaudited)

			Year Ended 11/30

			2011	2010	2009	2008	2007
Per Share Operating Performance
Net asset value, beginning of period	$11.43		$11.26	$10.35	$8.66	$13.49	$13.56

Investment operations:
Net investment income(a)	.15		.29	.28	.34	.41	.37
Net realized and unrealized gain (loss)	.40		.17	.93	1.72	(4.26)	.33

Total from investment operations	.55		.46	1.21	2.06	(3.85)	.70

Distributions to shareholders from:
Net investment income	(.17)		(.29)	(.30)	(.37)	(.44)	(.35)
Net realized gain	—		—	—	—	(.54)	(.42)

Total distributions	(.17)		(.29)	(.30)	(.37)	(.98)	(.77)

Net asset value, end of period	$11.81		$11.43	$11.26	$10.35	$8.66	$13.49

Total Return(b)	4.84	%(c)	4.03%	11.90%	24.58%	(30.43)%	5.27%
Ratios to Average Net Assets:

Expenses, excluding expense reductions and including management fee waived	.65	%(c)	1.30%	1.31%	1.37%	1.32%	1.29%

Expenses, including expense reductions and management fee waived	.65	%(c)	1.30%	1.31%	1.37%	1.32%	1.29%

Expenses, excluding expense reductions and management fee waived	.66	%(c)	1.30%	1.31%	1.37%	1.32%	1.29%

Net investment income	1.25	%(c)	2.45%	2.64%	3.66%	3.61%	2.68%

Supplemental Data:

Net assets, end of period (000)	$917,859		$898,508	$933,371	$974,791	$852,774	$1,379,814
Portfolio turnover rate	9.30	%(c)	22.87%	29.52%	52.24%	54.70%	26.32%

(a)	Calculated using average shares outstanding during the period.
(b)	Total return does not consider the effects of sales loads and assumes the reinvestment of all distributions.
(c)	Not annualized.

24	See Notes to Financial Statements.

Financial Highlights (continued)

	Class B Shares

	Six Months Ended 5/31/2012 (unaudited)

			Year Ended 11/30

			2011	2010	2009	2008	2007
Per Share Operating Performance
Net asset value, beginning of period	$11.33		$11.16	$10.26	$8.59	$13.38	$13.46

Investment operations:
Net investment income(a)	.11		.21	.21	.27	.33	.28
Net realized and unrealized gain (loss)	.40		.17	.92	1.71	(4.21)	.33

Total from investment operations	.51		.38	1.13	1.98	(3.88)	.61

Distributions to shareholders from:
Net investment income	(.13)		(.21)	(.23)	(.31)	(.37)	(.27)
Net realized gain	—		—	—	—	(.54)	(.42)

Total distributions	(.13)		(.21)	(.23)	(.31)	(.91)	(.69)

Net asset value, end of period	$11.71		$11.33	$11.16	$10.26	$8.59	$13.38

Total Return(b)	4.53	%(c)	3.36%	11.17%	23.75%	(30.86)%	4.56%
Ratios to Average Net Assets:

Expenses, excluding expense reductions and including management fee waived	.98	%(c)	1.95%	1.96%	2.02%	1.97%	1.94%

Expenses, including expense reductions and management fee waived	.98	%(c)	1.95%	1.96%	2.02%	1.97%	1.94%

Expenses, excluding expense reductions and management fee waived	.99	%(c)	1.95%	1.96%	2.02%	1.97%	1.94%

Net investment income	.92	%(c)	1.78%	1.99%	3.00%	2.96%	2.03%

Supplemental Data:

Net assets, end of period (000)	$36,821		$39,643	$48,714	$53,941	$44,682	$74,748
Portfolio turnover rate	9.30	%(c)	22.87%	29.52%	52.24%	54.70%	26.32%

(a)	Calculated using average shares outstanding during the period.
(b)	Total return does not consider the effects of sales loads and assumes the reinvestment of all distributions.
(c)	Not annualized.

See Notes to Financial Statements.	25

Financial Highlights (continued)

	Class C Shares

	Six Months Ended 5/31/2012 (unaudited)

			Year Ended 11/30

			2011	2010	2009	2008	2007
Per Share Operating Performance
Net asset value, beginning of period	$11.35		$11.18	$10.28	$8.60	$13.40	$13.48

Investment operations:
Net investment income(a)	.11		.21	.21	.28	.33	.28
Net realized and unrealized gain (loss)	.41		.17	.92	1.71	(4.23)	.33

Total from investment operations	.52		.38	1.13	1.99	(3.90)	.61

Distributions to shareholders from:
Net investment income	(.14)		(.21)	(.23)	(.31)	(.36)	(.27)
Net realized gain	—		—	—	—	(.54)	(.42)

Total distributions	(.14)		(.21)	(.23)	(.31)	(.90)	(.69)

Net asset value, end of period	$11.73		$11.35	$11.18	$10.28	$8.60	$13.40

Total Return(b)	4.54	%(c)	3.39%	11.15%	23.82%	(30.90)%	4.57%
Ratios to Average Net Assets:

Expenses, excluding expense reductions and including management fee waived	.97	%(c)	1.94%	1.96%	2.02%	1.97%	1.94%

Expenses, including expense reductions and management fee waived	.97	%(c)	1.94%	1.96%	2.02%	1.97%	1.94%

Expenses, excluding expense reductions and management fee waived	.98	%(c)	1.95%	1.96%	2.02%	1.97%	1.94%

Net investment income	.93	%(c)	1.82%	1.99%	3.02%	2.95%	2.03%

Supplemental Data:

Net assets, end of period (000)	$57,862		$57,695	$56,383	$59,267	$54,081	$99,713
Portfolio turnover rate	9.30	%(c)	22.87%	29.52%	52.24%	54.70%	26.32%

(a)	Calculated using average shares outstanding during the period.
(b)	Total return does not consider the effects of sales loads and assumes the reinvestment of all distributions.
(c)	Not annualized.

26	See Notes to Financial Statements.

Financial Highlights (continued)

	Class F Shares

	Six Months Ended 5/31/2012 (unaudited)
							9/28/2007(a) to 11/30/2007
			Year Ended 11/30

			2011	2010	2009	2008
Per Share Operating Performance
Net asset value, beginning of period	$11.43		$11.25	$10.34	$8.65	$13.49	$13.83

Investment operations:
Net investment income(b)	.17		.32	.31	.34	.43	.06
Net realized and unrealized gain (loss)	.39		.18	.93	1.75	(4.25)	(.40)

Total from investment operations	.56		.50	1.24	2.09	(3.82)	(.34)

Distributions to shareholders from:
Net investment income	(.19)		(.32)	(.33)	(.40)	(.48)	—
Net realized gain	—		—	—	—	(.54)	—

Total distributions	(.19)		(.32)	(.33)	(.40)	(1.02)	—

Net asset value, end of period	$11.80		$11.43	$11.25	$10.34	$8.65	$13.49

Total Return(c)	4.88	%(d)	4.39%	12.09%	25.05%	(30.31)%	(2.46	)%(d)
Ratios to Average Net Assets:

Expenses, excluding expense reductions and including management fee waived	.52	%(d)	1.05%	1.06%	1.11%	1.10%	.18	%(d)

Expenses, including expense reductions and management fee waived	.52	%(d)	1.05%	1.06%	1.11%	1.10%	.18	%(d)

Expenses, excluding expense reductions and management fee waived	.53	%(d)	1.06%	1.06%	1.11%	1.10%	.18	%(d)

Net investment income	1.39	%(d)	2.70%	2.91%	3.66%	4.21%	.47	%(d)

Supplemental Data:

Net assets, end of period (000)	$11,234		$8,251	$7,395	$4,238	$1,194	$10
Portfolio turnover rate	9.30	%(d)	22.87%	29.52%	52.24%	54.70%	26.32%

(a)	Commencement of operations was 9/28/2007, SEC effective date was 9/14/2007 and date shares first became available to the public was 10/1/2007.
(b)	Calculated using average shares outstanding during the period.
(c)	Total return assumes the reinvestment of all distributions.
(d)	Not annualized.

See Notes to Financial Statements.	27

Financial Highlights (continued)

	Class I Shares

	Six Months Ended 5/31/2012 (unaudited)

			Year Ended 11/30

			2011	2010	2009	2008	2007
Per Share Operating Performance
Net asset value, beginning of period	$11.50		$11.33	$10.41	$8.70	$13.56	$13.62

Investment operations:
Net investment income(a)	.15		.32	.32	.36	.45	.41
Net realized and unrealized gain (loss)	.42		.18	.94	1.75	(4.28)	.35

Total from investment operations	.57		.50	1.26	2.11	(3.83)	.76

Distributions to shareholders from:
Net investment income	(.19)		(.33)	(.34)	(.40)	(.49)	(.40)
Net realized gain	—		—	—	—	(.54)	(.42)

Total distributions	(.19)		(.33)	(.34)	(.40)	(1.03)	(.82)

Net asset value, end of period	$11.88		$11.50	$11.33	$10.41	$8.70	$13.56

Total Return(b)	4.99	%(c)	4.37%	12.33%	25.13%	(30.24)%	5.67%
Ratios to Average Net Assets:

Expenses, excluding expense reductions and including management fee waived	.49	%(c)	.95%	.96%	1.01%	.97%	.96%

Expenses, including expense reductions and management fee waived	.49	%(c)	.95%	.96%	1.01%	.97%	.96%

Expenses, excluding expense reductions and management fee waived	.49	%(c)	.95%	.96%	1.01%	.97%	.96%

Net investment income	1.27	%(c)	2.72%	2.98%	3.91%	3.97%	2.98%

Supplemental Data:

Net assets, end of period (000)	$1,591		$100,317	$337,978	$309,336	$197,714	$271,015
Portfolio turnover rate	9.30	%(c)	22.87%	29.52%	52.24%	54.70%	26.32%

(a)	Calculated using average shares outstanding during the period.
(b)	Total return assumes the reinvestment of all distributions.
(c)	Not annualized.

28	See Notes to Financial Statements.

Financial Highlights (continued)

	Class P Shares

	Six Months Ended 5/31/2012 (unaudited)

			Year Ended 11/30

			2011	2010	2009	2008	2007
Per Share Operating Performance
Net asset value, beginning of period	$11.46		$11.29	$10.38	$8.68	$13.52	$13.59

Investment operations:
Net investment income(a)	.14		.28	.27	.33	.40	.36
Net realized and unrealized gain (loss)	.41		.16	.93	1.73	(4.27)	.33

Total from investment operations	.55		.44	1.20	2.06	(3.87)	.69

Distributions to shareholders from:
Net investment income	(.17)		(.27)	(.29)	(.36)	(.43)	(.34)
Net realized gain	—		—	—	—	(.54)	(.42)

Total distributions	(.17)		(.27)	(.29)	(.36)	(.97)	(.76)

Net asset value, end of period	$11.84		$11.46	$11.29	$10.38	$8.68	$13.52

Total Return(b)	4.68	%(c)	4.00%	11.75%	24.52%	(30.50)%	5.15%
Ratios to Average Net Assets:

Expenses, excluding expense reductions and including management fee waived	.70	%(c)	1.40%	1.41%	1.46%	1.42%	1.39%

Expenses, including expense reductions and management fee waived	.70	%(c)	1.40%	1.41%	1.46%	1.42%	1.39%

Expenses, excluding expense reductions and management fee waived	.71	%(c)	1.41%	1.41%	1.46%	1.42%	1.39%

Net investment income	1.19	%(c)	2.35%	2.54%	3.54%	3.52%	2.58%

Supplemental Data:

Net assets, end of period (000)	$1,802		$1,910	$2,191	$2,906	$2,370	$3,062
Portfolio turnover rate	9.30	%(c)	22.87%	29.52%	52.24%	54.70%	26.32%

(a)	Calculated using average shares outstanding during the period.
(b)	Total return assumes the reinvestment of all distributions.
(c)	Not annualized.

See Notes to Financial Statements.	29

Financial Highlights (continued)

	Class R2 Shares

	Six Months Ended 5/31/2012 (unaudited)						9/28/2007(a) to 11/30/2007
			Year Ended 11/30

			2011	2010	2009	2008
Per Share Operating Performance
Net asset value, beginning of period	$11.49		$11.31	$10.40	$8.70	$13.48	$13.83

Investment operations:
Net investment income(b)	.14		.28	.26	.31	.44	.05
Net realized and unrealized gain (loss)	.40		.15	.92	1.75	(4.27)	(.40)

Total from investment operations	.54		.43	1.18	2.06	(3.83)	(.35)

Distributions to shareholders from:
Net investment income	(.16)		(.25)	(.27)	(.36)	(.41)	—
Net realized gain	—		—	—	—	(.54)	—

Total distributions	(.16)		(.25)	(.27)	(.36)	(.95)	—

Net asset value, end of period	$11.87		$11.49	$11.31	$10.40	$8.70	$13.48

Total Return(c)	4.62	%(d)	3.90%	11.56%	24.47%	(30.23)%	(2.53	)%(d)
Ratios to Average Net Assets:

Expenses, excluding expense reductions and including management fee waived	.76	%(d)	1.54%	1.55%	1.49%	1.06%	.27	%(d)

Expenses, including expense reductions and management fee waived	.76	%(d)	1.54%	1.55%	1.49%	1.06%	.27	%(d)

Expenses, excluding expense reductions and management fee waived	.77	%(d)	1.55%	1.56%	1.49%	1.06%	.27	%(d)

Net investment income	1.15	%(d)	2.43%	2.39%	3.34%	3.87%	.37	%(d)

Supplemental Data:

Net assets, end of period (000)	$119		$103	$30	$29	$7	$10
Portfolio turnover rate	9.30	%(d)	22.87%	29.52%	52.24%	54.70%	26.32%

(a)	Commencement of operations was 9/28/2007, SEC effective date was 9/14/2007 and date shares first became available to the public was 10/1/2007.
(b)	Calculated using average shares outstanding during the period.
(c)	Total return assumes the reinvestment of all distributions.
(d)	Not annualized.

30	See Notes to Financial Statements.

Financial Highlights (concluded)

	Class R3 Shares

	Six Months Ended 5/31/2012 (unaudited)						9/28/2007(a) to 11/30/2007

			Year Ended 11/30

			2011	2010	2009	2008
Per Share Operating Performance
Net asset value, beginning of period	$11.40		$11.24	$10.33	$8.65	$13.48	$13.83

Investment operations:
Net investment income(b)	.14		.28	.27	.29	.39	.05
Net realized and unrealized gain (loss)	.41		.15	.93	1.76	(4.25)	(.40)

Total from investment operations	.55		.43	1.20	2.05	(3.86)	(.35)

Distributions to shareholders from:
Net investment income	(.17)		(.27)	(.29)	(.37)	(.43)	—
Net realized gain	—		—	—	—	(.54)	—

Total distributions	(.17)		(.27)	(.29)	(.37)	(.97)	—

Net asset value, end of period	$11.78		$11.40	$11.24	$10.33	$8.65	$13.48

Total Return (c)	4.78	%(d)	3.91%	11.73%	24.46%	(30.54)%	(2.53	)%(d)
Ratios to Average Net Assets:

Expenses, excluding expense reductions and including management fee waived	.72	%(d)	1.45%	1.45%	1.50%	1.40%	.25	%(d)

Expenses, including expense reductions and management fee waived	.72	%(d)	1.45%	1.45%	1.50%	1.40%	.25	%(d)

Expenses, excluding expense reductions and management fee waived	.73	%(d)	1.45%	1.46%	1.50%	1.40%	.25	%(d)

Net investment income	1.18	%(d)	2.35%	2.49%	3.03%	3.65%	.39	%(d)

Supplemental Data:

Net assets, end of period (000)	$3,506		$3,135	$2,116	$341	$42	$10
Portfolio turnover rate	9.30	%(d)	22.87%	29.52%	52.24%	54.70%	26.32%

(a)	Commencement of operations was 9/28/2007, SEC effective date was 9/14/2007 and date shares first became available to the public was 10/1/2007.
(b)	Calculated using average shares outstanding during the period.
(c)	Total return assumes the reinvestment of all distributions.
(d)	Not annualized.

See Notes to Financial Statements.	31

Notes to Financial Statements (unaudited)

1.	ORGANIZATION

Lord Abbett Research Fund, Inc. (the “Company”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as a diversified, open-end management investment company and was incorporated under Maryland law on April 6, 1992. The Company currently consists of four separate funds. This report covers one of the funds and its classes: Lord Abbett Capital Structure Fund (the “Fund”).

The Fund’s investment objective is to seek current income and capital appreciation. The Fund has eight classes of shares: Class A, B, C, F, I, P, R2 and R3, each with different expenses and dividends. A front-end sales charge is normally added to the net asset value (“NAV”) for Class A shares. There is no front-end sales charge in the case of Class B, C, F, I, P, R2 and R3 shares, although there may be a contingent deferred sales charge (“CDSC”) in certain cases as follows: Class A shares purchased without a sales charge and redeemed before the first day of the month in which the one-year anniversary of the purchase falls (subject to certain exceptions as set forth in the Fund’s prospectus); Class B shares redeemed before the sixth anniversary of purchase; and Class C shares redeemed before the first anniversary of purchase. Class B shares will automatically convert to Class A shares on the 25th day of the month (or, if the 25th day is not a business day, the next business day thereafter) following the eighth anniversary of the day on which the purchase order was accepted. The Fund no longer issues Class B shares for purchase. The Fund’s Class P shares are closed to substantially all investors, with certain exceptions as set forth in the Fund’s prospectus.

The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

2.	SIGNIFICANT ACCOUNTING POLICIES

(a)

Investment Valuation–Securities actively traded on any recognized U.S. or non-U.S. exchange or on The NASDAQ Stock Market LLC are valued at the last sale price or official closing price on the exchange or system on which they are principally traded. Events occurring after the close of trading on non-U.S. exchanges may result in adjustments to the valuation of foreign securities to more accurately reflect their fair value as of the close of regular trading on the New York Stock Exchange LLC (“NYSE”). The Fund may rely on an independent fair valuation service in adjusting the valuations of foreign securities. Unlisted equity securities are valued at the last quoted sale price or, if no sale price is available, at the mean between the most recently quoted bid and asked prices. Fixed income securities are valued at the mean between the bid and asked prices on the basis of prices supplied by independent pricing services, which reflect broker/dealer supplied valuations and the independent pricing services’ own electronic data processing techniques. Exchange-traded options and futures contracts are valued at the last sale price in the market where they are principally traded. If no sale has occurred, the mean between the most recently quoted bid and asked prices is used. Floating rate loans are valued at the average of bid and ask quotations from dealers in loans on the basis of prices supplied by independent pricing services. Securities for which market quotations are not readily available are valued at fair value as determined by management and approved in good faith by the Board of Directors. Short-term securities with 60 days or less remaining to maturity are valued using the amortized cost method, which approximates fair value.

32

Notes to Financial Statements (unaudited)(continued)

(b)

Security Transactions–Security transactions are recorded as of the date that the securities are purchased or sold (trade date). Realized gains and losses on sales of portfolio securities are calculated using the identified-cost method. Realized and unrealized gains (losses) are allocated to each class of shares based upon the relative proportion of net assets at the beginning of the day.

(c)

Investment Income–Dividend income is recorded on the ex-dividend date. Interest income is recorded on the accrual basis as earned. Discounts are accreted and premiums are amortized using the effective interest method and are included in Interest and other income on the Statement of Operations. Withholding taxes on foreign dividends have been provided for in accordance with the applicable country’s tax rules and rates. Investment income is allocated to each class of shares based upon the relative proportion of net assets at the beginning of the day.

(d)

Income Taxes–It is the policy of the Fund to meet the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all taxable income and capital gains to its shareholders. Therefore, no income tax provision is required.

The Fund files U.S. federal and various state and local tax returns. No income tax returns are currently under examination. The statute of limitations on the Fund’s filed U.S. federal tax returns remains open for the fiscal years ended November 30, 2008 through November 30, 2011. The statutes of limitations on the Company’s state and local tax returns may remain open for an additional year depending upon the jurisdiction.

(e)

Expenses–Expenses incurred by the Company that do not specifically relate to an individual fund are generally allocated to the Funds within the Company on a pro rata basis by relative net assets. Expenses, excluding class-specific expenses, are allocated to each class of shares based upon the relative proportion of net assets at the beginning of the day. Class A, B, C, F, P, R2 and R3 shares bear their class-specific share of all expenses and fees relating to the Fund’s 12b-1 Distribution Plan.

(f)

Foreign Transactions–The books and records of the Fund are maintained in U.S. dollars and transactions denominated in foreign currencies are recorded in the Fund’s records at the rate prevailing when earned or recorded. Asset and liability accounts that are denominated in foreign currencies are adjusted daily to reflect current exchange rates and any unrealized gain (loss) is included in Net change in unrealized appreciation/depreciation on investments and translation of assets and liabilities denominated in foreign currencies on the Fund’s Statement of Operations. The resultant exchange gains and losses upon settlement of such transactions are included in Net realized gain on investments and foreign currency related transactions on the Fund’s Statement of Operations. The Fund does not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the changes in market prices of the securities.

The Fund uses foreign currency exchange contracts to facilitate transactions in foreign-denominated securities. Losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts’ terms.

(g)

When-Issued or Forward Transactions–The Fund may purchase portfolio securities on a when-issued or forward basis. When-issued or forward transactions involve a commitment by a Fund to purchase securities, with payment and delivery (“settlement”) to take place in the future, in order to secure what is considered to be an advantageous price or yield at the time

33

Notes to Financial Statements (unaudited)(continued)

of entering into the transaction. During the period between purchase and settlement, the fair value of the securities will fluctuate and assets consisting of cash and/or marketable securities (normally short-term U.S. Government or U.S. Government sponsored enterprise securities) marked to market daily in an amount sufficient to make payment at settlement will be segregated at the Fund’s custodian in order to pay for the commitment. At the time the Fund makes the commitment to purchase a security on a when-issued basis, it will record the transaction and reflect the liability for the purchase and fair value of the security in determining its NAV. The Fund, generally, has the ability to close out a purchase obligation on or before the settlement date rather than take delivery of the security. Under no circumstances will settlement for such securities take place more than 120 days after the purchase date.

(h)

Repurchase Agreements–The Fund may enter into repurchase agreements with respect to securities. A repurchase agreement is a transaction in which a Fund acquires a security and simultaneously commits to resell that security to the seller (a bank or securities dealer) at an agreed-upon price on an agreed-upon date. The Fund requires at all times that the repurchase agreement be collateralized by cash, or by securities of the U.S. Government, its agencies, its instrumentalities, or U.S. Government sponsored enterprises having a value equal to, or in excess of, the value of the repurchase agreement (including accrued interest). If the seller of the agreement defaults on its obligation to repurchase the underlying securities at a time when the fair value of these securities has declined, the Fund may incur a loss upon disposition of the securities.

(i)

Floating Rate Loans–The Fund may invest in floating rate loans, which usually take the form of loan participations and assignments. Loan participations and assignments are agreements to make money available to U.S. or foreign corporations, partnerships or other business entities (the “Borrower”) in a specified amount, at a specified rate and within a specified time. A loan is typically originated, negotiated and structured by a U.S. or foreign bank, insurance company or other financial institution (the “Agent”) for a group of loan investors (“Loan Investors”). The Agent typically administers and enforces the loan on behalf of the other Loan Investors in the syndicate and may hold any collateral on behalf of the Loan Investors. Such loan participations and assignments are typically senior, secured and collateralized in nature. A Fund records an investment when the Borrower withdraws money and records interest as earned. These loans pay interest at rates which are periodically reset by reference to a base lending rate plus a spread. These base lending rates are generally the prime rate offered by a designated U.S. bank or London InterBank Offered Rate (“LIBOR”).

The loans in which the Fund invests may be subject to some restrictions on resale. For example, the Fund may be contractually obligated to receive approval from the Agent and/or Borrower prior to the sale of these investments. The Fund generally has no right to enforce compliance with the terms of the loan agreement with the Borrower. As a result, the Fund assumes the credit risk of the Borrower, the selling participant and any other persons interpositioned between the Fund and the Borrower (“Intermediate Participants”). In the event that the Borrower, selling participant or Intermediate Participants become insolvent or enter into bankruptcy, the Fund may incur certain costs and delays in realizing payment or may suffer a loss of principal and/or interest.

Unfunded commitments represent the remaining obligation of the Fund to the Borrower. At any point in time, up to the maturity date of the issue, the Borrower may demand the unfunded portion. As of May 31, 2012, the Fund had no unfunded loan commitments.

34

Notes to Financial Statements (unaudited)(continued)

(j)

Fair Value Measurements–Fair value is defined as the price that the Fund would receive upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market of the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk - for example, the risk inherent in a particular valuation technique used to measure fair value (such as a pricing model) and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below:

	•	Level 1 – unadjusted quoted prices in active markets for identical investments;

	•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.); and

	•	Level 3 - significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of May 31, 2012 in valuing the Fund’s investments carried at fair value:

Investment Type*	Level 1	Level 2	Level 3	Total

Common Stocks	$563,033,262	$—	$—	$563,033,262
Contingent Value Right	54,400	—	—	54,400
Convertible Bonds	—	67,189,188	—	67,189,188
Convertible Preferred Stocks	32,058,670	22,856,900	—	54,915,570
Floating Rate Loan	—	1,562,800	—	1,562,800
Foreign Common Stocks	38,200,634	—	—	38,200,634
High Yield Corporate Bonds	—	244,150,130	835	244,150,965
Municipal Bond	—	4,063,220	—	4,063,220
Preferred Stock	184,673	—	—	184,673
Warrants	—	374,150	—	374,150
Repurchase Agreement	—	47,984,253	—	47,984,253

Total	$633,531,639	$388,180,641	$835	$1,021,713,115

* See Schedule of Investments for fair values in each industry.

As of November 30, 2011, the Fund utilized adjusted valuations for foreign securities (as described in Note 2(a)) to more accurately reflect their fair value as of the close of regular trading on the NYSE, which resulted in Level 2 inputs for substantially all foreign securities. As of May 31, 2012, the Fund utilized the last sale or official closing price on the exchange or system on which the foreign securities are principally traded, which resulted in Level 1 inputs for certain foreign securities. Accordingly, the valuations of substantially all foreign securities as of May 31, 2012 were

35

Notes to Financial Statements (unaudited)(continued)

categorized as Level 1 inputs. For the period ended May 31, 2012, the total transfers related to adjusted valuations for foreign securities from Level 2 to Level 1 were $39,978,929.

The following is a reconciliation of investments with unobservable inputs (Level 3) that were used in determining fair value:

Investment Type	High Yield Corporate Bonds

Balance as of December 1, 2011	$400
Accrued discounts/premiums	—
Realized gain (loss)	—
Change in unrealized appreciation/depreciation	(14,790)
Purchases	—
Sales	—
Net transfers in or out of Level 3	15,225

Balance as of May 31, 2012	$835

3.	MANAGEMENT FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Management Fee

The Company has a management agreement with Lord, Abbett & Co. LLC (“Lord Abbett”), pursuant to which Lord Abbett supplies the Fund with investment management services and executive and other personnel, provides office space and pays for ordinary and necessary office and clerical expenses relating to research and statistical work and supervision of the Fund’s investment portfolio.

The management fee is based on the Fund’s average daily net assets at the following annual rate:

First $1 billion	.75%
Next $1 billion	.70%
Over $2 billion	.65%

For the six months ended May 31, 2012, the effective management fee, net of waivers, was at an annualized rate of .73% of the Fund’s average daily net assets.

In addition, Lord Abbett provides certain administrative services to the Fund pursuant to an Administrative Services Agreement in return for a fee at an annual rate of .04% of the Fund’s average daily net assets.

For the period ended May 31, 2012 and continuing through March 31, 2013, Lord Abbett has contractually agreed to waive all or a portion of its management fee and, if necessary, reimburse the Fund’s other expenses to the extent necessary so that the total net annual operating expenses for each class, excluding 12b-1 fees, do not exceed an annual rate of .95%. This agreement may be terminated only upon the approval of the Fund’s Board of Directors.

The Fund, along with certain other funds managed by Lord Abbett (collectively, the “Underlying Funds”), has entered into a Servicing Arrangement with Lord Abbett Balanced Strategy Fund, Lord Abbett Diversified Income Strategy Fund and Lord Abbett Growth & Income Strategy Fund of Lord Abbett Investment Trust (each, a “Fund of Funds”), pursuant to which each Underlying Fund pays a portion of the expenses (excluding management fees and distribution and service fees) of each Fund of Funds in proportion to the average daily value of the Underlying Fund shares owned by each Fund of Funds. Amounts paid pursuant to the Servicing Arrangement are included in Subsidy expense on the Fund’s Statement of Operations.

36

Notes to Financial Statements (unaudited)(continued)

As of May 31, 2012, the Fund had no outstanding shares owned by Lord Abbett Balanced Strategy Fund, Lord Abbett Diversified Income Strategy Fund and Lord Abbett Growth & Income Strategy Fund.

12b-1 Distribution Plan

The Fund has adopted a distribution plan with respect to Class A, B, C, F, P, R2 and R3 shares pursuant to Rule 12b-1 under the Act, which provides for the payment of ongoing distribution and service fees to Lord Abbett Distributor LLC (the “Distributor”), an affiliate of Lord Abbett. The fees are accrued daily at annual rates based upon the Fund’s average daily net assets as follows:

Fees*	Class A	Class B	Class C	Class F	Class P	Class R2	Class R3

Service	.25%	.25%	.25%	—	.25%	.25%	.25%
Distribution	.10%	.75%	.75%	.10%	.20%	.35%	.25%

*

The Fund may designate a portion of the aggregate fee as attributable to service activities for purposes of calculating Financial Industry Regulatory Authority, Inc. (“FINRA”) sales charge limitations.

Class I shares do not have a distribution plan.

Commissions
Distributor received the following commissions on sales of shares of the Fund, after concessions were paid to authorized dealers, for the six months ended May 31, 2012:

Distributor Commissions	Dealers’ Concessions

$260,319	$1,393,080

Distributor received CDSCs of $589 and $6,336 for Class A and Class C shares, respectively, for the six months ended May 31, 2012.

Two Directors and certain of the Fund’s officers have an interest in Lord Abbett.

4.	DISTRIBUTIONS AND CAPITAL LOSS CARRYFORWARDS

Dividends from net investment income, if any, are declared and paid at least quarterly. Taxable net realized gains from investment transactions, reduced by allowable capital loss carryforwards, if any, are declared and distributed to shareholders at least annually. The capital loss carryforward amount, if any, is available to offset future net capital gains. Dividends and distributions to shareholders are recorded on the ex-dividend date. The amounts of dividends and distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations, which may differ from accounting principles generally accepted in the United States of America. These book/tax differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the components of net assets based on their federal tax basis treatment; temporary differences do not require reclassification. Dividends and distributions, which exceed earnings and profits for tax purposes, are reported as a tax return of capital.

The tax character of distributions paid during the six months ended May 31, 2012 and the fiscal year ended November 30, 2011 was as follows:

	Six Months Ended 5/31/2012 (unaudited)	Year Ended 11/30/2011

Distributions paid from:
Ordinary income	$ 15,495,918	$ 34,959,073

Total distributions paid	$ 15,495,918	$ 34,959,073

37

Notes to Financial Statements (unaudited)(continued)

As of November 30, 2011, the capital loss carryforwards, along with the related expiration dates, were as follows:

2016	2017	Total

$24,488,728	$181,510,773	$205,999,501

In accordance with the Regulated Investment Company Modernization Act of 2010, the Fund will carryforward capital losses incurred in taxable years beginning after December 22, 2010 (“post-enactment losses”) indefinitely. Post-enactment losses will retain their character as either short-term or long-term and be utilized before any pre-enactment losses.

As of May 31, 2012, the aggregate unrealized security gains and losses based on cost for U.S. federal income tax purposes were as follows:

Tax cost	$957,443,724

Gross unrealized gain	146,080,248
Gross unrealized loss	(81,810,857)

Net unrealized security gain	$64,269,391

The difference between book-basis and tax-basis unrealized gains (losses) is attributable to the tax treatment of premium amortization, wash sales and certain securities.

5.	PORTFOLIO SECURITIES TRANSACTIONS

Purchases and sales of investment securities (excluding short-term investments) for the six months ended May 31, 2012 were as follows:

Purchases	Sales

$98,909,298	$266,284,857

There were no purchases or sales of U.S. Government securities for the six months ended May 31, 2012.

6.	DIRECTORS’ REMUNERATION

The Company’s officers and the two Directors who are associated with Lord Abbett do not receive any compensation from the Company for serving in such capacities. Independent Directors’ fees are allocated among all Lord Abbett-sponsored funds based on the net assets of each fund. There is an equity-based plan available to all Independent Directors under which Independent Directors must defer receipt of a portion of, and may elect to defer receipt of an additional portion of Directors’ fees. The deferred amounts are treated as though equivalent dollar amounts had been invested in the funds. Such amounts and earnings accrued thereon are included in Directors’ fees on the Statement of Operations and in Directors’ fees payable on the Statement of Assets and Liabilities and are not deductible for U.S. federal income tax purposes until such amounts are paid.

7.	EXPENSE REDUCTIONS

The Company has entered into an arrangement with its transfer agent and custodian, whereby credits realized as a result of uninvested cash balances are used to reduce a portion of the Fund’s expenses.

8.	LINE OF CREDIT

On April 2, 2012, the Fund and certain other funds managed by Lord Abbett (the “participating funds”) entered into an unsecured revolving credit facility (“Facility”) with State Street Bank and Trust Company (“SSB”), to be used for temporary or emergency purposes as an additional source of

38

Notes to Financial Statements (unaudited)(continued)

liquidity to fund redemptions of investor shares. The Facility is renewed annually under terms that depend on market conditions at the time of the renewal. The amounts available under the Facility are (i) the lesser of either $250,000,000 or 33.33% of total assets per participating fund and (ii) $350,000,000 in the aggregate for all participating funds. The annual fee to maintain the Facility is .09% of the amount available under the Facility. Each participating fund pays its pro rata share based on the net assets of each participating fund. This amount is included in Other expenses on the Fund’s Statement of Operations. Any borrowings under this Facility will bear interest at current market rates as set forth in the credit agreement. As of May 31, 2012, there were no loans outstanding pursuant to this Facility.

For the period February 3, 2011 through April 1, 2012, the Fund and certain other funds managed by Lord Abbett had an amount of $200,000,000 available under a Facility from SSB with an annual fee to maintain the Facility of .125% of the amount available under the Facility.

9.	CUSTODIAN AND ACCOUNTING AGENT

SSB is the Company’s custodian and accounting agent. SSB performs custodial, accounting and recordkeeping functions relating to portfolio transactions and calculating the Fund’s NAV.

10.	INVESTMENT RISKS

The Fund is subject to the general risks and considerations associated with investing in equity and fixed income securities.

The values of the Fund’s equity security holdings and, consequently, the value of an investment in the Fund will fluctuate in response to movements in the equity securities market in general and to the changing prospects of the individual companies involved. With its emphasis on value stocks, the Fund may perform differently than the market as a whole and other types of stocks, such as growth stocks. The market may fail to recognize the intrinsic value of particular value stocks for a long time. Because the Fund is not limited to investing in equity securities, the Fund may have smaller gains in a rising equity securities market than a fund investing solely in equity securities. In addition, if the Fund’s assessment of a company’s value or prospects for market appreciation or market conditions is wrong, the Fund could suffer losses or produce poor performance relative to other funds, even in a rising market.

The values of the Fund’s fixed income holdings, and consequently, the value of an investment in the Fund will change as interest rates fluctuate and in response to market movements. When interest rates rise, the prices of these holdings are likely to decline. There is also the risk that an issuer of a fixed income security will fail to make timely payments of principal or interest to the Fund, a risk that is greater with high yield bonds (sometimes called “junk bonds”) in which the Fund may invest. Some issuers, particularly of high yield bonds, may default as to principal and/or interest payments after the Fund purchases their securities. A default, or concerns in the market about an increase in risk of default, may result in losses to the Fund. High yield bonds are subject to greater price fluctuations, as well as additional risks.

The Fund may invest up to 20% of its assets in foreign securities. The Fund’s exposure to foreign companies (and ADRs) presents increased market, liquidity, currency, political and other risks. The Fund may invest up to 15% of its net assets in senior loans, which are subject to increased credit and liquidity risks. Senior loans are business loans made to borrowers that may be U.S. or foreign corporations, partnerships, or other business entities.

These factors can affect the Fund’s performance.

39

Notes to Financial Statements (unaudited)(continued)

11.	SUMMARY OF CAPITAL TRANSACTIONS

Transactions in shares of capital stock were as follows:

	Six Months Ended May 31, 2012 (unaudited)		Year Ended November 30, 2011

Class A Shares	Shares	Amount	Shares	Amount

Shares sold	5,903,684	$71,472,710	13,155,188	$155,438,811
Converted from Class B*	143,842	1,766,678	326,083	3,826,559
Reinvestment of distributions	1,122,505	13,373,727	1,959,045	22,776,857
Shares reacquired	(8,035,235)	(96,921,888)	(19,739,273)	(232,591,700)

Decrease	(865,204)	$(10,308,773)	(4,298,957)	$(50,549,473)

Class B Shares

Shares sold	89,390	$1,063,581	166,229	$1,934,352
Reinvestment of distributions	36,911	434,941	68,428	790,647
Shares reacquired	(333,643)	(4,008,093)	(772,390)	(9,073,985)
Converted to Class A*	(145,052)	(1,766,678)	(328,795)	(3,826,559)

Decrease	(352,394)	$(4,276,249)	(866,528)	$(10,175,545)

Class C Shares

Shares sold	445,761	$5,374,381	1,383,685	$16,204,809
Reinvestment of distributions	44,756	529,121	70,505	813,946
Shares reacquired	(637,370)	(7,615,406)	(1,414,225)	(16,441,022)

Increase (decrease)	(146,853)	$(1,711,904)	39,965	$577,733

Class F Shares

Shares sold	397,694	$4,756,717	512,134	$6,108,309
Reinvestment of distributions	10,670	128,202	13,877	160,877
Shares reacquired	(178,744)	(2,141,376)	(460,929)	(5,420,105)

Increase	229,620	$2,743,543	65,082	$849,081

Class I Shares

Shares sold	14,794	$178,000	3,663,505	$44,111,064
Reinvestment of distributions	47,277	543,681	806,331	9,509,020
Shares reacquired	(8,650,307)	(102,068,485)	(25,586,373)	(296,928,444)

Decrease	(8,588,236)	$(101,346,804)	(21,116,537)	$(243,308,360)

Class P Shares

Shares sold	7,703	$92,860	24,339	$286,402
Reinvestment of distributions	2,284	27,243	4,105	47,846
Shares reacquired	(24,470)	(303,032)	(55,875)	(649,636)

Decrease	(14,483)	$(182,929)	(27,431)	$(315,388)

Class R2 Shares

Shares sold	1,739	$21,198	7,136	$77,046
Reinvestment of distributions	38	462	54	628
Shares reacquired	(666)	(8,126)	(907)	(11,148)

Increase	1,111	$13,534	6,283	$66,526

40

Notes to Financial Statements (unaudited)(concluded)

	Six Months Ended May 31, 2012 (unaudited)		Year Ended November 30, 2011

Class R3 Shares	Shares	Amount	Shares	Amount

Shares sold	43,967	$530,327	129,743	$1,528,610
Reinvestment of distributions	3,879	46,148	5,279	60,830
Shares reacquired	(25,023)	(300,161)	(48,477)	(579,838)

Increase	22,823	$276,314	86,545	$1,009,602

*

Automatic conversion of Class B shares occurs on the 25th day of the month (or, if the 25th is not a business day, the next business day thereafter) following the eighth anniversary of the day on which the purchase order was accepted.

12.	RECENT ACCOUNTING STANDARD

The Financial Accounting Standards Board issued amended guidance to improve disclosure of fair value measurements. Fair value measurements categorized as Level 3 will require quantitative information with respect to unobservable inputs and assumptions used, a narrative description of the sensitivity of the fair value measurement to changes in unobservable inputs, and enhanced disclosure of valuation policies and procedures. In addition, quantitative and qualitative disclosure will be required for all transfers in and out of Level 1 and Level 2. The amended guidance is effective for the first reporting period beginning after December 15, 2011. Management is evaluating the impact of this guidance on the Fund’s financial statements and disclosures.

13.	SUBSEQUENT EVENT

At a meeting held on July 19, 2012, the Fund’s Board of Directors approved a proposal from the Fund’s investment adviser, Lord, Abbett & Co. LLC, to reposition the Fund so that it will pursue its investment objective by employing a domestic dividend-oriented equity strategy and discontinue its present strategy of investing in a mix of equity and fixed income securities. As part of this repositioning, the Fund’s name, principal investment strategies, risk profile, and portfolio managers, among other things, will change on or about September 27, 2012.

41

Approval of Advisory Contract

The Board of Directors of the Company (the “Board”), including all of the Directors who are not interested persons of the Company or Lord, Abbett & Co. LLC (“Lord Abbett”), annually considers whether to approve the continuation of the existing management agreement between the Fund and Lord Abbett. In connection with its most recent approval, the Board reviewed materials relating specifically to the management agreement, as well as numerous materials received throughout the course of the year, including information about the Fund’s investment performance compared to the performance of its benchmark. Before making its decision, the Board had the opportunity to ask questions and request further information, taking into account its familiarity with Lord Abbett gained through meetings and discussions. These meetings and discussions included the examination of the portfolio management team by members of the Contract Committee, the deliberations of the Contract Committee, and discussions between the Contract Committee and Lord Abbett’s management.

The materials received by the Board included, but were not limited to: (1) information provided by Lipper Inc. regarding the investment performance of a group of funds within the same investment classification/objective (each group a “performance universe”) and the investment performance of an appropriate benchmark; (2) information on the expense ratios, contractual and effective management fee rates, and other expense components for the Fund and similar funds (the “peer group”); (3) information provided by Lord Abbett on the projected expense ratios, management fee rates, and other expense components for the Fund; (4) sales and redemption information for the Fund; (5) information regarding Lord Abbett’s financial condition; (6) an analysis of the relative profitability of the management agreement to Lord Abbett; (7) information provided by Lord Abbett regarding the investment management fees Lord Abbett receives from its other advisory clients maintaining accounts with a similar investment strategy as the Fund; (8) information regarding the distribution arrangements of the Fund; and (9) information regarding the personnel and other resources devoted by Lord Abbett to managing the Fund.

Investment Management Services Generally. The Board considered the investment management services provided by Lord Abbett to the Fund, including investment research, portfolio management, and trading, and Lord Abbett’s commitment to compliance with all relevant legal requirements. The Board also observed that Lord Abbett was solely engaged in the investment management business and accordingly did not experience the conflicts of interest resulting from being engaged in other lines of business. The Board considered the investment advisory services provided by Lord Abbett to other clients, the fees charged for the services, and the differences in the nature of the services provided to the Fund and other Lord Abbett Funds, on the one hand, and the services provided to other clients, on the other.

Investment Performance. The Board reviewed the Fund’s investment performance in relation to that of the performance universe as of various periods ended August 31, 2011. The Board observed that the investment performance of the Fund was in the fourth quintile of its performance universe for the eight-month period, the third quintile for the one-year period, the first quintile for the three-year period, and the second quintile for the five-year period. The Board also observed that the investment performance was higher than that of the Lipper Mixed-Asset Target Allocation Growth Index for the three-year period and lower than that of the Index for the eight-month, one-year, and five-year periods.

Lord Abbett’s Personnel and Methods. The Board considered the qualifications of the personnel providing investment management services to the Fund, in light of its investment objective and discipline. Among other things, the Board considered the size, experience, and turnover of Lord

42

Abbett’s investment management staff, Lord Abbett’s investment methodology and philosophy, and Lord Abbett’s approach to recruiting, training, and retaining investment management personnel. The Board also noted that in 2008, there was a transition in the portfolio management team, with Christopher J. Towle continuing as a portfolio manager for the Fund, and Daniel H. Frascarelli and Todor Petrov joining Mr. Towle as portfolio managers. The Board determined that Lord Abbett had the expertise and resources to manage the Fund effectively.

Nature and Quality of Other Services. The Board considered the nature, quality, costs, and extent of compliance, administrative, and other services performed by Lord Abbett and Lord Abbett Distributor LLC (the “Distributor”) and the nature and extent of Lord Abbett’s supervision of third party service providers, including the Fund’s transfer agent and custodian.

Expenses. The Board considered the expense level of each class of shares of the Fund and the expense levels of the peer group. The Board considered the fiscal periods on which the peer group comparisons were based, and noted that the fiscal years of many funds in the peer group did not coincide with the Fund’s fiscal year. It also considered the amount and nature of the fees paid by shareholders. The Board observed that for the fiscal year ended November 30, 2010 the contractual management and administrative services fees were approximately seventeen basis points above the median of the peer group and the actual management and administrative services fees were approximately seventeen basis points above the median of the peer group. The Board also observed that for the fiscal year ended November 30, 2010 the total expense ratio of Class A was approximately thirteen basis points above the median of the peer group, the total expense ratios of Class B and Class C were approximately the same as the median of the peer group, the total expense ratio of Class F was approximately two basis points below the median of the peer group, the total expense ratio of Class I was approximately fourteen basis points above the median of the peer group, the total expense ratio of Class P was approximately the same as the median of the peer group, the total expense ratio of Class R2 was approximately fourteen basis points above the median of the peer group, and the total expense ratio of Class R3 was approximately four basis points above the median of the peer group. The Board noted that for the period from April 1, 2011 through March 31, 2012, Lord Abbett had contractually agreed to waive all or a portion of its management fee and, if necessary, reimburse the Fund’s other expenses to the extent necessary so that the total net annual operating expenses for each class, excluding 12b-1 fees, do not exceed an annual rate of 0.95%. The Board also noted that Lord Abbett proposed to renew the agreement through March 31, 2013. The Board considered the projected expense ratio of each class and how those ratios would relate to those of the peer group.

Profitability. The Board considered the level of Lord Abbett’s profits in managing the Fund, including a review of Lord Abbett’s methodology for allocating its costs to its management of the Fund. The Board concluded that the allocation methodology had a reasonable basis and was appropriate. It considered any profits realized by Lord Abbett in connection with the operation of the Fund, including the fee that Lord Abbett receives from the Fund for providing administrative services to the Fund, and whether the amount of profit was fair for the management of the Fund. The Board also considered the profits realized from other business segments of Lord Abbett, which may benefit from or be related to the Fund’s business. The Board considered Lord Abbett’s profit margins in comparison with available industry data, both accounting for and ignoring marketing and distribution expenses, and how those profit margins could affect Lord Abbett’s ability to recruit and retain investment personnel. The Board recognized that Lord Abbett’s profitability was a factor in enabling it to attract and retain qualified investment management personnel to provide services

43

to the Fund. The Board noted that Lord Abbett’s overall profitability had increased in its 2011 fiscal year. The Board concluded that Lord Abbett’s profitability overall and as to the Fund was not excessive.

Economies of Scale. The Board considered whether there had been any economies of scale in managing the Fund, whether the Fund had appropriately benefited from any such economies of scale, and whether there was potential for realization of any further economies of scale. The Board concluded that the existing management fee schedule, with its breakpoints in the level of the management fee, adequately addressed any economies of scale in managing the Fund.

Other Benefits to Lord Abbett. The Board considered the character and amount of fees paid by the Fund and the Fund’s shareholders to Lord Abbett and the Distributor for services other than investment advisory services. The Board also considered the revenues and profitability of Lord Abbett’s investment advisory business apart from its mutual fund business, and the intangible benefits enjoyed by Lord Abbett by virtue of its relationship with the Fund. The Board observed that the Distributor receives 12b-1 fees from certain of the Lord Abbett Funds as to shares held in accounts for which there is no other broker of record, may retain a portion of the 12b-1 fees from the Funds, and receives a portion of the sales charges on sales and redemptions of some classes of shares. The Board observed that, in addition, Lord Abbett accrues certain benefits for its business of providing investment advice to clients other than the Lord Abbett Funds, but that business also benefits the Funds. The Board also noted that Lord Abbett, as disclosed in the prospectus of the Funds, has entered into revenue sharing arrangements with certain entities that distribute shares of the Funds. The Board also took into consideration the investment research that Lord Abbett receives as a result of Fund brokerage transactions.

Alternative Arrangements. The Board considered whether, instead of approving continuation of the management agreement, it might be in the best interests of the Fund to implement one or more alternative arrangements, such as continuing to employ Lord Abbett, but on different terms. In considering whether to approve the continuation of the management agreement, the Board did not identify any single factor as paramount or controlling. This summary does not discuss in detail all matters considered.

After considering all of the relevant factors, the Board unanimously found that continuation of the existing management agreement was in the best interests of the Fund and its shareholders and voted unanimously to approve the continuation of the management agreement.

44

Householding

The Company has adopted a policy that allows it to send only one copy of the Fund’s prospectus, proxy material, annual report and semiannual report to certain shareholders residing at the same “household.” This reduces Fund expenses, which benefits you and other shareholders. If you need additional copies or do not want your mailings to be “householded,” please call Lord Abbett at 888-522-2388 or send a written request with your name, the name of your fund or funds and your account number or numbers to Lord Abbett Family of Funds, P.O. Box 219336, Kansas City, MO 64121.

Proxy Voting Policies, Procedures and Records

A description of the policies and procedures that Lord Abbett uses to vote proxies related to the Fund’s portfolio securities, and information on how Lord Abbett voted the Fund’s proxies during the 12-month period ended June 30 are available without charge, upon request, (i) by calling 888-522-2388; (ii) on Lord Abbett’s Website at www.lordabbett.com; and (iii) on the Securities and Exchange Commission’s (“SEC”) Website at www.sec.gov.

Shareholder Reports and Quarterly Portfolio Disclosure

The Fund is required to file its complete schedule of portfolio holdings with the SEC for its first and third fiscal quarters on Form N-Q. Copies of the filings are available without charge, upon request on the SEC’s Website at www.sec.gov and may be available by calling Lord Abbett at 888-522-2388. You can also obtain copies of Form N-Q by visiting the SEC’s Public Reference Room in Washington, DC (information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330).

45

This report, when not used for the general information of shareholders of the Fund, is to be distributed only if preceded or accompanied by a current fund prospectus.
Lord Abbett Research Fund, Inc.
Lord Abbett mutual fund shares are distributed by LORD ABBETT DISTRIBUTOR LLC.		LAAMF-3-0512 (07/12)
Lord Abbett Capital Structure Fund

2 0 1 2

L O R D  A B B E T T

S E M I A N N U A L

R E P O R T

Lord Abbett

Growth Opportunities Fund

For the six-month period ended May 31, 2012

Lord Abbett Research Fund
Lord Abbett Growth Opportunities Fund
Semiannual Report
For the six-month period ended May 31, 2012

From left to right: Robert S. Dow, Director and Chairman of the Lord Abbett Funds; E. Thayer Bigelow, Independent Lead Director of the Lord Abbett Funds; and Daria L. Foster, Director and President of the Lord Abbett Funds.

Dear Shareholders: We are pleased to provide you with this semiannual report for the Lord Abbett Growth Opportunities Fund for the six-month period ended May 31, 2012. For additional information about the Fund, please visit our Website at www.lordabbett.com, where you can access the quarterly commentaries by the Fund’s portfolio managers. General information about Lord Abbett mutual funds, as well as in-depth discussions of market trends and investment strategies, is also provided in Lord Abbett Insights, a quarterly newsletter available on our Website.

          Thank you for investing in Lord Abbett mutual funds. We value the trust that you place in us and look forward to serving your investment needs in the years to come.

Best regards,

Robert S. Dow Chairman

1

Expense Example

          As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments (these charges vary among the share classes); and (2) ongoing costs, including management fees; distribution and service (12b-1) fees (these charges vary among the share classes); and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

          The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (December 1, 2011 through May 31, 2012).

Actual Expenses

          For each class of the Fund, the first line of the table on the following page provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading titled “Expenses Paid During Period 12/1/11 – 5/31/12” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

          For each class of the Fund, the second line of the table on the following page provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

2

          Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value	Ending Account Value	Expenses Paid During Period†

	12/1/11	5/31/12	12/1/11 - 5/31/12

Class A
Actual	$1,000.00	$1,023.80	$7.18
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,017.89	$7.16
Class B
Actual	$1,000.00	$1,020.60	$10.46
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,014.66	$10.43
Class C
Actual	$1,000.00	$1,020.60	$10.36
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,014.73	$10.33
Class F
Actual	$1,000.00	$1,025.20	$5.92
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,019.15	$5.91
Class I
Actual	$1,000.00	$1,025.60	$5.42
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,019.67	$5.40
Class P
Actual	$1,000.00	$1,023.40	$7.69
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,017.39	$7.67
Class R2
Actual	$1,000.00	$1,023.00	$8.45
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,016.67	$8.42
Class R3
Actual	$1,000.00	$1,023.40	$7.89
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,017.18	$7.87

†

For each class of the Fund, net expenses are equal to the annualized expense ratio for such class (1.42% for Class A, 2.07% for Class B, 2.05% for Class C, 1.17% for Class F, 1.07% for Class I, 1.52% for Class P, 1.67% for Class R2 and 1.56% for Class R3) multiplied by the average account value over the period, multiplied by 183/366 (to reflect one-half year period).

Portfolio Holdings Presented by Sector
May 31, 2012

Sector*	%**
Consumer Discretionary	26.15%
Consumer Staples	5.70%
Energy	6.44%
Financials	6.98%
Health Care	14.93%

Sector*	%**
Industrials	13.26%
Information Technology	19.08%
Materials	6.64%
Short-Term Investment	0.82%
Total	100.00%

*	A sector may comprise several industries.
**	Represents percent of total investments.

3

Schedule of Investments (unaudited)
May 31, 2012

Investments	Shares	Fair Value (000)

COMMON STOCKS 99.44%

Aerospace & Defense 0.94%
Spirit AeroSystems Holdings, Inc. Class A*	249,652	$5,759

Auto Components 1.32%
BorgWarner, Inc.*	112,764	8,091

Automobiles 1.58%
Harley-Davidson, Inc.	200,062	9,639

Beverages 1.32%
Dr. Pepper Snapple Group, Inc.	195,070	8,049

Biotechnology 1.44%
ARIAD Pharmaceuticals, Inc.*	73,989	1,226
Onyx Pharmaceuticals, Inc.*	72,788	3,332
Vertex Pharmaceuticals, Inc.*	71,168	4,273

Total		8,831

Building Products 0.83%
Lennox International, Inc.	118,042	5,063

Capital Markets 2.14%
Affiliated Managers Group, Inc.*	73,430	7,568
Invesco Ltd.	254,097	5,527

Total		13,095

Chemicals 6.00%
Airgas, Inc.	78,462	6,811
Ashland, Inc.	142,880	9,134
Ecolab, Inc.	148,678	9,398
FMC Corp.	138,560	7,062
Sigma-Aldrich Corp.	61,690	4,280

Total		36,685

Investments	Shares	Fair Value (000)

Communications Equipment 1.50%
Ciena Corp.*	173,751	$2,354
F5 Networks, Inc.*	66,107	6,841

Total		9,195

Computers & Peripherals 3.11%
NCR Corp.*	478,888	10,258
Teradata Corp.*	132,167	8,786

Total		19,044

Construction & Engineering 0.40%
Chicago Bridge & Iron Co. NV (Netherlands)(a)	68,337	2,456

Consumer Finance 1.53%
Discover Financial Services	281,689	9,327

Containers & Packaging 0.66%
Rock-Tenn Co. Class A	78,075	4,028

Diversified Financial Services 1.34%
Moody’s Corp.	224,408	8,211

Electrical Equipment 2.60%
AMETEK, Inc.	193,359	9,805
Rockwell Automation, Inc.	84,090	6,098

Total		15,903

Electronic Equipment, Instruments & Components 0.61%
Trimble Navigation Ltd.*	79,422	3,746

Energy Equipment & Services 2.63%
Atwood Oceanics, Inc.*	80,093	3,060
Core Laboratories NV (Netherlands)(a)	23,904	3,057
GulfMark Offshore, Inc. Class A*	98,191	3,504
Oceaneering International, Inc.	77,752	3,594
Tidewater, Inc.	63,630	2,869

Total		16,084

4	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)
May 31, 2012

Investments	Shares	Fair Value (000)

Food & Staples Retailing 1.80%
Whole Foods Market, Inc.	124,086	$10,995

Food Products 2.09%
H.J. Heinz Co.	116,202	6,168
Hershey Foods Corp.	98,604	6,593

Total		12,761

Health Care Equipment & Supplies 2.90%
IDEXX Laboratories, Inc.*	98,541	8,360
Intuitive Surgical, Inc.*	17,897	9,362

Total		17,722

Health Care Providers & Services 4.46%
Cigna Corp.	70,081	3,077
DaVita, Inc.*	112,023	9,102
Henry Schein, Inc.*	123,458	9,174
MEDNAX, Inc.*	97,268	5,935

Total		27,288

Health Care Technology 2.33%
SXC Health Solutions Corp.*	159,047	14,268

Hotels, Restaurants & Leisure 3.02%
Marriott International, Inc. Class A	192,941	7,469
Panera Bread Co. Class A*	25,392	3,731
Starwood Hotels & Resorts Worldwide, Inc.	137,022	7,242

Total		18,442

Household Durables 1.09%
Harman International Industries, Inc.	78,604	3,083
Tempur-Pedic International, Inc.*	77,577	3,585

Total		6,668

Investments	Shares	Fair Value (000)

Household Products 0.51%
Clorox Co. (The)	45,791	$3,150

Information Technology Services 1.75%
Alliance Data Systems Corp.*	59,830	7,538
VeriFone Systems, Inc.*	87,645	3,165

Total		10,703

Life Sciences Tools & Services 2.04%
Agilent Technologies, Inc.	306,492	12,462

Machinery 4.93%
Dover Corp.	99,563	5,631
Eaton Corp.	144,509	6,165
Flowserve Corp.	57,946	5,955
IDEX Corp.	192,321	7,641
SPX Corp.	65,805	4,727

Total		30,119

Media 2.10%
Discovery Communications, Inc. Class A*	255,899	12,820

Multi-Line Retail 2.99%
Dollar General Corp.*	222,601	10,888
Macy’s, Inc.	193,911	7,378

Total		18,266

Oil, Gas & Consumable Fuels 3.83%
Concho Resources, Inc.*	55,051	4,830
Continental Resources, Inc.*	55,609	4,052
Pioneer Natural Resources Co.	56,233	5,438
Range Resources Corp.	79,220	4,550
Whiting Petroleum Corp.*	105,121	4,542

Total		23,412

Pharmaceuticals 1.79%
Watson Pharmaceuticals, Inc.*	153,595	10,950

See Notes to Financial Statements.	5

Schedule of Investments (unaudited)(continued)
May 31, 2012

Investments	Shares	Fair Value (000)

Professional Services 1.54%
IHS, Inc. Class A*	68,181	$6,749
Robert Half International, Inc.	93,179	2,648

Total		9,397

Real Estate Investment Trusts 0.79%
Weyerhaeuser Co.	242,182	4,822

Real Estate Management & Development 1.20%
CBRE Group, Inc.*	446,835	7,350

Road & Rail 1.04%
Kansas City Southern	96,005	6,334

Semiconductors & Semiconductor Equipment 4.24%
Altera Corp.	136,904	4,574
Analog Devices, Inc.	187,201	6,808
Avago Technologies Ltd. (Singapore)(a)	121,225	4,013
Cavium, Inc.*	102,529	2,482
NVIDIA Corp.*	286,457	3,561
Xilinx, Inc.	140,252	4,484

Total		25,922

Software 7.91%
ANSYS, Inc.*	100,831	6,239
BroadSoft, Inc.*	83,120	2,270
Citrix Systems, Inc.*	142,555	10,418
Concur Technologies, Inc.*	86,440	5,346
MICROS Systems, Inc.*	148,590	7,840
Nuance Communications, Inc.*	124,190	2,569
Red Hat, Inc.*	173,327	8,906
TIBCO Software, Inc.*	178,611	4,778

Total		48,366

Investments	Shares	Fair Value (000)

Specialty Retail 10.36%
Bed Bath & Beyond, Inc.*	96,803	$6,994
Dick’s Sporting Goods, Inc.	196,954	9,158
DSW, Inc. Class A	133,817	7,986
Limited Brands, Inc.	218,978	9,714
O’Reilly Automotive, Inc.*	50,317	4,820
Ross Stores, Inc.	187,788	11,874
Tiffany & Co.	61,182	3,389
Tractor Supply Co.	103,313	9,438

Total		63,373

Textiles, Apparel & Luxury Goods 3.76%
Deckers Outdoor Corp.*	87,219	4,856
Hanesbrands, Inc.*	261,566	7,287
Lululemon athletica, Inc. (Canada)*(a)	35,542	2,582
PVH Corp.	37,125	3,007
VF Corp.	37,216	5,249

Total		22,981

Trading Companies & Distributors 1.02%
W.W. Grainger, Inc.	32,366	6,268

Total Common Stocks (cost $541,422,002)		608,045

6	See Notes to Financial Statements.

Schedule of Investments (unaudited)(concluded)
May 31, 2012

Investments	Principal Amount (000)	Fair Value (000)

SHORT-TERM INVESTMENT 0.82%

Repurchase Agreement
Repurchase Agreement dated 5/31/2012, 0.01% due 6/1/2012 with Fixed Income Clearing Corp. collateralized by $5,095,000 of Federal Home Loan Bank at 0.17% due 2/13/2013 value: $5,099,835; proceeds: $4,998,159 (cost $4,998,157)	$4,998	$4,998

Total Investments in Securities 100.26% (cost $546,420,159)		613,043

Liabilities in Excess of Other Assets (0.26)%		(1,609)

Net Assets 100.00%		$611,434

*	Non-income producing security.
(a)	Foreign security traded in U.S. dollars.

See Notes to Financial Statements.	7

Statement of Assets and Liabilities (unaudited)
May 31, 2012

ASSETS:
Investments in securities, at fair value (cost $546,420,159)	$613,043,343
Receivables:
Investment securities sold	18,785,909
Interest and dividends	529,498
Capital shares sold	509,422
Prepaid expenses and other assets	51,644

Total assets	632,919,816

LIABILITIES:
Payables:
Investment securities purchased	12,793,109
Capital shares reacquired	7,660,767
Management fee	407,642
12b-1 distribution fees	206,197
Directors’ fees	81,367
Fund administration	21,741
To affiliates (See Note 3)	12,056
Accrued expenses and other liabilities	302,566

Total liabilities	21,485,445

NET ASSETS	$611,434,371

COMPOSITION OF NET ASSETS:
Paid-in capital	$554,079,429
Accumulated net investment loss	(2,093,749)
Accumulated net realized loss on investments	(7,174,493)
Net unrealized appreciation on investments	66,623,184

Net Assets	$611,434,371

8	See Notes to Financial Statements.

Statement of Assets and Liabilities (unaudited)(concluded)
May 31, 2012

Net assets by class:
Class A Shares	$360,456,375
Class B Shares	$23,306,507
Class C Shares	$54,194,324
Class F Shares	$13,345,772
Class I Shares	$120,847,790
Class P Shares	$6,774,799
Class R2 Shares	$1,940,328
Class R3 Shares	$30,568,476
Outstanding shares by class:
Class A Shares ($100 million shares of common stock authorized, $.001 par value)	19,656,567
Class B Shares ($30 million shares of common stock authorized, $.001 par value)	1,438,176
Class C Shares ($20 million shares of common stock authorized, $.001 par value)	3,345,446
Class F Shares ($30 million shares of common stock authorized, $.001 par value)	717,982
Class I Shares ($30 million shares of common stock authorized, $.001 par value)	6,204,324
Class P Shares ($20 million shares of common stock authorized, $.001 par value)	371,930
Class R2 Shares ($30 million shares of common stock authorized, $.001 par value)	107,224
Class R3 Shares ($30 million shares of common stock authorized, $.001 par value)	1,678,459
Net asset value, offering and redemption price per share (Net assets divided by outstanding shares):
Class A Shares-Net asset value	$18.34
Class A Shares-Maximum offering price (Net asset value plus sales charge of 5.75%)	$19.46
Class B Shares-Net asset value	$16.21
Class C Shares-Net asset value	$16.20
Class F Shares-Net asset value	$18.59
Class I Shares-Net asset value	$19.48
Class P Shares-Net asset value	$18.22
Class R2 Shares-Net asset value	$18.10
Class R3 Shares-Net asset value	$18.21

See Notes to Financial Statements.	9

Statement of Operations (unaudited)
For the Six Months Ended May 31, 2012

Investment income:
Dividends (net of foreign withholding taxes of $3,997)	$2,543,914
Interest	192

Total investment income	2,544,106

Expenses:
Management fee	2,462,824
12b-1 distribution plan-Class A	668,465
12b-1 distribution plan-Class B	136,354
12b-1 distribution plan-Class C	286,195
12b-1 distribution plan-Class F	7,170
12b-1 distribution plan-Class P	17,529
12b-1 distribution plan-Class R2	5,678
12b-1 distribution plan-Class R3	75,555
Shareholder servicing	660,053
Fund administration	125,883
Subsidy (See Note 3)	65,382
Registration	47,956
Reports to shareholders	46,694
Professional	24,627
Custody	10,114
Directors’ fees	8,686
Other	10,624

Gross expenses	4,659,789
Expense reductions (See Note 7)	(188)
Management fee waived (See Note 3)	(100,673)

Net expenses	4,558,928

Net investment loss	(2,014,822)

Net realized and unrealized gain (loss):
Net realized loss on investments	(773,076)
Net change in unrealized appreciation/depreciation on investments	14,125,550

Net realized and unrealized gain	13,352,474

Net Increase in Net Assets Resulting From Operations	$11,337,652

10	See Notes to Financial Statements.

Statements of Changes in Net Assets

INCREASE (DECREASE) IN NET ASSETS	For the Six Months Ended May 31, 2012 (unaudited)	For the Year Ended November 30, 2011
Operations:
Net investment loss	$(2,014,822)	$(4,721,663)
Net realized gain (loss) on investments	(773,076)	111,427,805
Net change in unrealized appreciation/depreciation on investments	14,125,550	(112,009,147)

Net increase (decrease) in net assets resulting from operations	11,337,652	(5,303,005)

Distributions to shareholders from:
Net realized gain
Class A	(57,249,604)	—
Class B	(4,741,520)	—
Class C	(9,503,812)	—
Class F	(2,098,553)	—
Class I	(8,753,376)	—
Class P	(1,190,196)	—
Class R2	(246,617)	—
Class R3	(4,051,050)	—

Total distributions to shareholders	(87,834,728)	—

Capital share transactions (Net of share conversions) (See Note 11):
Net proceeds from sales of shares	118,790,810	172,578,308
Reinvestment of distributions	80,779,427	—
Cost of shares reacquired	(100,707,110)	(231,477,767)

Net increase (decrease) in net assets resulting from capital share transactions	98,863,127	(58,899,459)

Net increase (decrease) in net assets	22,366,051	(64,202,464)

NET ASSETS:
Beginning of period	$589,068,320	$653,270,784

End of period	$611,434,371	$589,068,320

Accumulated net investment loss	$(2,093,749)	$(78,927)

See Notes to Financial Statements.	11

Financial Highlights

	Class A Shares

	Six Months Ended 5/31/2012 (unaudited)
			Year Ended 11/30

			2011	2010	2009	2008	2007
Per Share Operating Performance

Net asset value, beginning of period	$21.30		$21.44	$17.13	$12.93	$23.84	$22.02

Investment operations:
Net investment loss(a)	(.06)		(.14)	(.12)	(.08)	(.15)	(.20)
Net realized and unrealized gain (loss)	.27		—	4.43	4.84	(7.91)	4.01

Total from investment operations	.21		(.14)	4.31	4.76	(8.06)	3.81

Distributions to shareholders from:
Net realized gain	(3.17)		—	—	(.56)	(2.85)	(1.99)

Net asset value, end of period	$18.34		$21.30	$21.44	$17.13	$12.93	$23.84

Total Return(b)	2.38	%(c)	(.65)%	25.16%	38.43%	(38.34)%	18.81%
Ratios to Average Net Assets:

Expenses, excluding expense reductions and including management fee waived and expenses reimbursed	.71	%(c)	1.45%	1.47%	1.55%	1.55%	1.53%

Expenses, including expense reductions, management fee waived and expenses reimbursed	.71	%(c)	1.45%	1.47%	1.55%	1.55%	1.53%

Expenses, excluding expense reductions, management fee waived and expenses reimbursed	.73	%(c)	1.46%	1.50%	1.61%	1.57%	1.54%

Net investment loss	(.30	)%(c)	(.64)%	(.61)%	(.57)%	(.79)%	(.91)%

Supplemental Data:

Net assets, end of period (000)	$360,456		$389,211	$454,561	$414,930	$337,981	$613,735
Portfolio turnover rate	77.93	%(c)	121.66%	103.81%	80.21%	123.95%	101.25%

(a)	Calculated using average shares outstanding during the period.
(b)	Total return does not consider the effects of sales loads and assumes the reinvestment of all distributions.
(c)	Not annualized.

12	See Notes to Financial Statements.

Financial Highlights (continued)

	Class B Shares

	Six Months Ended 5/31/2012 (unaudited)
			Year Ended 11/30

			2011	2010	2009	2008	2007
Per Share Operating Performance

Net asset value, beginning of period	$19.27		$19.52	$15.70	$11.97	$22.41	$20.94

Investment operations:
Net investment loss(a)	(.11)		(.26)	(.22)	(.16)	(.25)	(.32)
Net realized and unrealized gain (loss)	.22		.01	4.04	4.45	(7.34)	3.78

Total from investment operations	.11		(.25)	3.82	4.29	(7.59)	3.46

Distributions to shareholders from:
Net realized gain	(3.17)		—	—	(.56)	(2.85)	(1.99)

Net asset value, end of period	$16.21		$19.27	$19.52	$15.70	$11.97	$22.41

Total Return(b)	2.06	%(c)	(1.28)%	24.33%	37.55%	(38.73)%	18.04%
Ratios to Average Net Assets:

Expenses, excluding expense reductions and including management fee waived and expenses reimbursed	1.03	%(c)	2.09%	2.12%	2.20%	2.20%	2.18%

Expenses, including expense reductions, management fee waived and expenses reimbursed	1.03	%(c)	2.09%	2.12%	2.20%	2.20%	2.18%

Expenses, excluding expense reductions, management fee waived and expenses reimbursed	1.05	%(c)	2.11%	2.15%	2.27%	2.22%	2.19%

Net investment loss	(.62	)%(c)	(1.27)%	(1.28)%	(1.22)%	(1.44)%	(1.56)%

Supplemental Data:

Net assets, end of period (000)	$23,307		$29,129	$43,822	$51,703	$48,147	$101,200
Portfolio turnover rate	77.93	%(c)	121.66%	103.81%	80.21%	123.95%	101.25%

(a)	Calculated using average shares outstanding during the period.
(b)	Total return does not consider the effects of sales loads and assumes the reinvestment of all distributions.
(c)	Not annualized.

See Notes to Financial Statements.	13

Financial Highlights (continued)

	Class C Shares

	Six Months Ended 5/31/2012 (unaudited)
			Year Ended 11/30

			2011	2010	2009	2008	2007
Per Share Operating Performance

Net asset value, beginning of period	$19.26		$19.51	$15.69	$11.96	$22.40	$20.93

Investment operations:
Net investment loss(a)	(.11)		(.26)	(.22)	(.16)	(.25)	(.32)
Net realized and unrealized gain (loss)	.22		.01	4.04	4.45	(7.34)	3.78

Total from investment operations	.11		(.25)	3.82	4.29	(7.59)	3.46

Distributions to shareholders from:
Net realized gain	(3.17)		—	—	(.56)	(2.85)	(1.99)

Net asset value, end of period	$16.20		$19.26	$19.51	$15.69	$11.96	$22.40

Total Return(b)	2.06	%(c)	(1.28)%	24.35%	37.58%	(38.75)%	18.05%
Ratios to Average Net Assets:

Expenses, excluding expense reductions and including management fee waived and expenses reimbursed	1.03	%(c)	2.06%	2.12%	2.20%	2.20%	2.18%

Expenses, including expense reductions, management fee waived and expenses reimbursed	1.03	%(c)	2.06%	2.12%	2.20%	2.20%	2.18%

Expenses, excluding expense reductions, management fee waived and expenses reimbursed	1.04	%(c)	2.08%	2.15%	2.26%	2.23%	2.19%

Net investment loss	(.62	)%(c)	(1.25)%	(1.27)%	(1.22)%	(1.44)%	(1.56)%

Supplemental Data:

Net assets, end of period (000)	$54,194		$58,336	$64,376	$63,732	$45,385	$83,891
Portfolio turnover rate	77.93	%(c)	121.66%	103.81%	80.21%	123.95%	101.25%

(a)	Calculated using average shares outstanding during the period.
(b)	Total return does not consider the effects of sales loads and assumes the reinvestment of all distributions.
(c)	Not annualized.

14	See Notes to Financial Statements.

Financial Highlights (continued)

	Class F Shares

	Six Months Ended 5/31/2012 (unaudited)						9/28/2007(a) to 11/30/2007
			Year Ended 11/30

			2011	2010	2009	2008
Per Share Operating Performance

Net asset value, beginning of period	$21.52		$21.61	$17.22	$12.96	$23.85	$23.81

Investment operations:
Net investment loss(b)	(.03)		(.09)	(.06)	(.05)	(.09)	(.03)
Net realized and unrealized gain (loss)	.27		—	4.45	4.87	(7.95)	.07

Total from investment operations	.24		(.09)	4.39	4.82	(8.04)	.04

Distributions to shareholders from:
Net realized gain	(3.17)		—	—	(.56)	(2.85)	—

Net asset value, end of period	$18.59		$21.52	$21.61	$17.22	$12.96	$23.85

Total Return(c)	2.52	%(d)	(.42)%	25.49%	38.82%	(38.22)%	.17	%(d)
Ratios to Average Net Assets:

Expenses, excluding expense reductions and including management fee waived and expenses reimbursed	.59	%(d)	1.20%	1.21%	1.30%	1.30%	.22	%(d)

Expenses, including expense reductions, management fee waived and expenses reimbursed	.59	%(d)	1.20%	1.21%	1.30%	1.30%	.22	%(d)

Expenses, excluding expense reductions, management fee waived and expenses reimbursed	.60	%(d)	1.22%	1.24%	1.34%	1.36%	.22	%(d)

Net investment loss	(.17	)%(d)	(.41)%	(.32)%	(.35)%	(.53)%	(.14	)%(d)

Supplemental Data:

Net assets, end of period (000)	$13,346		$14,594	$11,051	$2,362	$359	$10
Portfolio turnover rate	77.93	%(d)	121.66%	103.81%	80.21%	123.95%	101.25%

(a)	Commencement of operations was 9/28/2007, SEC effective date was 9/14/2007 and date shares first became available to the public was 10/1/2007.
(b)	Calculated using average shares outstanding during the period.
(c)	Total return assumes the reinvestment of all distributions.
(d)	Not annualized.

See Notes to Financial Statements.	15

Financial Highlights (continued)

	Class I Shares

	Six Months Ended 5/31/2012 (unaudited)
			Year Ended 11/30

			2011	2010	2009	2008	2007
Per Share Operating Performance

Net asset value, beginning of period	$22.38		$22.45	$17.87	$13.42	$24.56	$22.55

Investment operations:
Net investment loss(a)	(.03)		(.07)	(.05)	(.03)	(.08)	(.12)
Net realized and unrealized gain (loss)	.30		—	4.63	5.04	(8.21)	4.12

Total from investment operations	.27		(.07)	4.58	5.01	(8.29)	4.00

Distributions to shareholders from:
Net realized gain	(3.17)		—	—	(.56)	(2.85)	(1.99)

Net asset value, end of period	$19.48		$22.38	$22.45	$17.87	$13.42	$24.56

Total Return(b)	2.56	%(c)	(.31)%	25.63%	38.91%	(38.12)%	19.24%
Ratios to Average Net Assets:

Expenses, excluding expense reductions and including management fee waived and expenses reimbursed	.53	%(c)	1.10%	1.11%	1.20%	1.20%	1.18%

Expenses, including expense reductions, management fee waived and expenses reimbursed	.53	%(c)	1.10%	1.11%	1.20%	1.20%	1.18%

Expenses, excluding expense reductions, management fee waived and expenses reimbursed	.55	%(c)	1.12%	1.15%	1.25%	1.23%	1.19%

Net investment loss	(.16	)%(c)	(.30)%	(.25)%	(.22)%	(.41)%	(.55)%

Supplemental Data:

Net assets, end of period (000)	$120,848		$61,928	$54,970	$42,775	$23,175	$17,965
Portfolio turnover rate	77.93	%(c)	121.66%	103.81%	80.21%	123.95%	101.25%

(a)	Calculated using average shares outstanding during the period.
(b)	Total return assumes the reinvestment of all distributions.
(c)	Not annualized.

16	See Notes to Financial Statements.

Financial Highlights (continued)

	Class P Shares

	Six Months Ended 5/31/2012 (unaudited)		Year Ended 11/30

			2011	2010	2009	2008	2007
Per Share Operating Performance

Net asset value, beginning of period	$21.19		$21.35	$17.07	$12.90	$23.82	$22.02

Investment operations:
Net investment loss(a)	(.07)		(.17)	(.14)	(.09)	(.17)	(.22)
Net realized and unrealized gain (loss)	.27		.01	4.42	4.82	(7.90)	4.01

Total from investment operations	.20		(.16)	4.28	4.73	(8.07)	3.79

Distributions to shareholders from:
Net realized gain	(3.17)		—	—	(.56)	(2.85)	(1.99)

Net asset value, end of period	$18.22		$21.19	$21.35	$17.07	$12.90	$23.82

Total Return(b)	2.34	%(c)	(.75)%	25.07%	38.28%	(38.42)%	18.71%
Ratios to Average Net Assets:

Expenses, excluding expense reductions and including management fee waived and expenses reimbursed	.76	%(c)	1.55%	1.57%	1.65%	1.65%	1.63%

Expenses, including expense reductions, management fee waived and expenses reimbursed	.76	%(c)	1.55%	1.57%	1.65%	1.65%	1.63%

Expenses, excluding expense reductions, management fee waived and expenses reimbursed	.78	%(c)	1.57%	1.60%	1.72%	1.67%	1.64%

Net investment loss	(.35	)%(c)	(.74)%	(.73)%	(.66)%	(.88)%	(1.01)%

Supplemental Data:

Net assets, end of period (000)	$6,775		$8,074	$8,477	$9,185	$8,945	$16,699
Portfolio turnover rate	77.93	%(c)	121.66%	103.81%	80.21%	123.95%	101.25%

(a)	Calculated using average shares outstanding during the period.
(b)	Total return assumes the reinvestment of all distributions.
(c)	Not annualized.

See Notes to Financial Statements.	17

Financial Highlights (continued)

	Class R2 Shares

	Six Months Ended 5/31/2012 (unaudited)		Year Ended 11/30				9/28/2007(a) to 11/30/2007

			2011	2010	2009	2008
Per Share Operating Performance

Net asset value, beginning of period	$21.09		$21.28	$17.04	$12.90	$23.83	$23.81

Investment operations:
Net investment loss(b)	(.08)		(.21)	(.16)	(.13)	(.16)	(.05)
Net realized and unrealized gain (loss)	.26		.02	4.40	4.83	(7.92)	.07

Total from investment operations	.18		(.19)	4.24	4.70	(8.08)	.02

Distributions to shareholders from:
Net realized gain	(3.17)		—	—	(.56)	(2.85)	—

Net asset value, end of period	$18.10		$21.09	$21.28	$17.04	$12.90	$23.83

Total Return(c)	2.30	%(d)	(.94)%	24.88%	38.04%	(38.45)%	.08	%(d)
Ratios to Average Net Assets:

Expenses, excluding expense reductions and including management fee waived and expenses reimbursed	.83	%(d)	1.70%	1.71%	1.80%	1.75%	.28	%(d)

Expenses, including expense reductions, management fee waived and expenses reimbursed	.83	%(d)	1.70%	1.71%	1.80%	1.75%	.28	%(d)

Expenses, excluding expense reductions, management fee waived and expenses reimbursed	.85	%(d)	1.72%	1.75%	1.83%	1.81%	.29	%(d)

Net investment loss	(.43	)%(d)	(.92)%	(.86)%	(.84)%	(.93)%	(.20	)%(d)

Supplemental Data:

Net assets, end of period (000)	$1,940		$1,505	$1,330	$1,118	$119	$10
Portfolio turnover rate	77.93	%(d)	121.66%	103.81%	80.21%	123.95%	101.25%

(a)	Commencement of operations was 9/28/2007, SEC effective date was 9/14/2007 and date shares first became available to the public was 10/1/2007.
(b)	Calculated using average shares outstanding during the period.
(c)	Total return assumes the reinvestment of all distributions.
(d)	Not annualized.

18	See Notes to Financial Statements.

Financial Highlights (concluded)

	Class R3 Shares

	Six Months Ended 5/31/2012 (unaudited)		Year Ended 11/30				9/28/2007(a) to 11/30/2007

			2011	2010	2009	2008
Per Share Operating Performance

Net asset value, beginning of period	$21.19		$21.36	$17.09	$12.91	$23.84	$23.81

Investment operations:
Net investment loss(b)	(.07)		(.18)	(.13)	(.12)	(.14)	(.04)
Net realized and unrealized gain (loss)	.26		.01	4.40	4.86	(7.94)	.07

Total from investment operations	.19		(.17)	4.27	4.74	(8.08)	.03

Distributions to shareholders from:
Net realized gain	(3.17)		—	—	(.56)	(2.85)	—

Net asset value, end of period	$18.21		$21.19	$21.36	$17.09	$12.91	$23.84

Total Return(c)	2.34	%(d)	(.80)%	24.99%	38.33%	(38.43)%	.13	%(d)
Ratios to Average Net Assets:

Expenses, excluding expense reductions and including management fee waived and expenses reimbursed	.78	%(d)	1.59%	1.60%	1.70%	1.65%	.27	%(d)

Expenses, including expense reductions, management fee waived and expenses reimbursed	.78	%(d)	1.59%	1.60%	1.70%	1.65%	.27	%(d)

Expenses, excluding expense reductions, management fee waived and expenses reimbursed	.80	%(d)	1.61%	1.64%	1.72%	1.70%	.27	%(d)

Net investment loss	(.38	)%(d)	(.81)%	(.70)%	(.76)%	(.82)%	(.18	)%(d)

Supplemental Data:

Net assets, end of period (000)	$30,568		$26,291	$14,684	$2,182	$85	$10
Portfolio turnover rate	77.93	%(d)	121.66%	103.81%	80.21%	123.95%	101.25%

(a)	Commencement of operations was 9/28/2007, SEC effective date was 9/14/2007 and date shares first became available to the public was 10/1/2007.
(b)	Calculated using average shares outstanding during the period.
(c)	Total return assumes the reinvestment of all distributions.
(d)	Not annualized.

See Notes to Financial Statements.	19

Notes to Financial Statements (unaudited)

1.	ORGANIZATION

Lord Abbett Research Fund, Inc. (the “Company”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as a diversified, open-end management investment company and was incorporated under Maryland law on April 6, 1992. The Company currently consists of four separate funds. This report covers one of the funds and its classes: Lord Abbett Growth Opportunities Fund (the “Fund”).

The Fund’s investment objective is capital appreciation. The Fund has eight classes of shares: Class A, B, C, F, I, P, R2 and R3, each with different expenses and dividends. A front-end sales charge is normally added to the net asset value (“NAV”) for Class A shares. There is no front-end sales charge in the case of Class B, C, F, I, P, R2 and R3 shares, although there may be a contingent deferred sales charge (“CDSC”) in certain cases as follows: Class A shares purchased without a sales charge and redeemed before the first day of the month in which the one-year anniversary of the purchase falls (subject to certain exceptions as set forth in the Fund’s prospectus); Class B shares redeemed before the sixth anniversary of purchase; and Class C shares redeemed before the first anniversary of purchase. Class B shares will automatically convert to Class A shares on the 25th day of the month (or, if the 25th day is not a business day, the next business day thereafter) following the eighth anniversary of the day on which the purchase order was accepted. The Fund no longer issues Class B shares for purchase. The Fund’s Class P shares are closed to substantially all investors, with certain exceptions as set forth in the Fund’s prospectus.

The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

2.	SIGNIFICANT ACCOUNTING POLICIES

(a)

Investment Valuation–Securities actively traded on any recognized U.S. or non-U.S. exchange or on The NASDAQ Stock Market LLC are valued at the last sale price or official closing price on the exchange or system on which they are principally traded. Events occurring after the close of trading on non-U.S. exchanges may result in adjustments to the valuation of foreign securities to more accurately reflect their fair value as of the close of regular trading on the New York Stock Exchange LLC. The Fund may rely on an independent fair valuation service in adjusting the valuations of foreign securities. Unlisted equity securities are valued at the last quoted sale price or, if no sale price is available, at the mean between the most recently quoted bid and asked prices. Securities for which market quotations are not readily available are valued at fair value as determined by management and approved in good faith by the Board of Directors. Short-term securities with 60 days or less remaining to maturity are valued using the amortized cost method, which approximates fair value.

(b)

Security Transactions–Security transactions are recorded as of the date that the securities are purchased or sold (trade date). Realized gains and losses on sales of portfolio securities are calculated using the identified-cost method. Realized and unrealized gains (losses) are allocated to each class of shares based upon the relative proportion of net assets at the beginning of the day.

20

Notes to Financial Statements (unaudited)(continued)

(c)

Investment Income–Dividend income is recorded on the ex-dividend date. Interest income is recorded on the accrual basis as earned. Discounts are accreted and premiums are amortized using the effective interest method and are included in Interest income on the Statement of Operations. Withholding taxes on foreign dividends have been provided for in accordance with the applicable country’s tax rules and rates. Investment income is allocated to each class of shares based upon the relative proportion of net assets at the beginning of the day.

(d)

Income Taxes–It is the policy of the Fund to meet the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all taxable income and capital gains to its shareholders. Therefore, no income tax provision is required.

The Fund files U.S. federal and various state and local tax returns. No income tax returns are currently under examination. The statute of limitations on the Fund’s filed U.S. federal tax returns remains open for the fiscal years ended November 30, 2008 through November 30, 2011. The statutes of limitations on the Company’s state and local tax returns may remain open for an additional year depending upon the jurisdiction.

(e)

Expenses–Expenses incurred by the Company that do not specifically relate to an individual fund are generally allocated to the Funds within the Company on a pro rata basis by relative net assets. Expenses, excluding class-specific expenses, are allocated to each class of shares based upon the relative proportion of net assets at the beginning of the day. Class A, B, C, F, P, R2 and R3 shares bear their class-specific share of all expenses and fees relating to the Fund’s 12b-1 Distribution Plan.

(f)

Foreign Transactions–The books and records of the Fund are maintained in U.S. dollars and transactions denominated in foreign currencies are recorded in the Fund’s records at the rate prevailing when earned or recorded. Asset and liability accounts that are denominated in foreign currencies are adjusted daily to reflect current exchange rates and any unrealized gain (loss) is included in Net change in unrealized appreciation/depreciation on investments on the Fund’s Statement of Operations. The resultant exchange gains and losses upon settlement of such transactions are included in Net realized loss on investments on the Fund’s Statement of Operations. The Fund does not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the changes in market prices of the securities.

(g)

Repurchase Agreements–The Fund may enter into repurchase agreements with respect to securities. A repurchase agreement is a transaction in which a Fund acquires a security and simultaneously commits to resell that security to the seller (a bank or securities dealer) at an agreed-upon price on an agreed-upon date. The Fund requires at all times that the repurchase agreement be collateralized by cash, or by securities of the U.S. Government, its agencies, its instrumentalities, or U.S. Government sponsored enterprises having a value equal to, or in excess of, the value of the repurchase agreement (including accrued interest). If the seller of the agreement defaults on its obligation to repurchase the underlying securities at a time when the fair value of these securities has declined, the Fund may incur a loss upon disposition of the securities.

(h)

Fair Value Measurements–Fair value is defined as the price that the Fund would receive upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market of the investment. A three-

21

Notes to Financial Statements (unaudited)(continued)

tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk – for example, the risk inherent in a particular valuation technique used to measure fair value (such as a pricing model) and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below:

•	Level 1 – unadjusted quoted prices in active markets for identical investments;

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.); and

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of May 31, 2012 in valuing the Fund’s investments carried at fair value:

Investment Type*	Level 1 (000)	Level 2 (000)	Level 3 (000)	Total (000)

Common Stocks	$608,045	$—	$—	$608,045
Repurchase Agreement	—	4,998	—	4,998

Total	$608,045	$4,998	$—	$613,043

* See Schedule of Investments for fair values in each industry.

3.	MANAGEMENT FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Management Fee

The Company has a management agreement with Lord, Abbett & Co. LLC (“Lord Abbett”), pursuant to which Lord Abbett supplies the Fund with investment management services and executive and other personnel, provides office space and pays for ordinary and necessary office and clerical expenses relating to research and statistical work and supervision of the Fund’s investment portfolio.

The Fund’s management fee is based on the Fund’s average daily net assets. Effective April 1, 2012, the management agreement was amended, resulting in the following annual rates:

	Effective April 1, 2012	Prior to April 1, 2012

First $1 billion	.75%	.80%
Next $1 billion	.70%	.75%
Next $1 billion	.65%	.70%
Over $3 billion	.60%	.65%

22

Notes to Financial Statements (unaudited)(continued)

For the period ended May 31, 2012 and continuing through March 31, 2013, Lord Abbett has contractually agreed to waive all or a portion of its management fee and, if necessary, reimburse the Fund’s other expenses to the extent necessary so that the net annual operating expenses for each class, excluding 12b-1 fees, do not exceed an annual rate of 1.10%. This agreement may be terminated only upon the approval of the Fund’s Board of Directors.

For the period December 31, 2011 through March 31, 2012, Lord Abbett had contractually agreed to waive an additional annualized .05% of its management fee. Effective April 1, 2012, the contractual waiver was discontinued.

For the six months ended May 31, 2012, the effective management fee, net of waivers, was at an annualized rate of .75% of the Fund’s average daily net assets.

In addition, Lord Abbett provides certain administrative services to the Fund pursuant to an Administrative Services Agreement in return for a fee at an annual rate of .04% of the Fund’s average daily net assets.

The Fund, along with certain other funds managed by Lord Abbett (collectively, the “Underlying Funds”), has entered into a Servicing Arrangement with Lord Abbett Balanced Strategy Fund, Lord Abbett Diversified Equity Strategy Fund and Lord Abbett Growth & Income Strategy Fund of Lord Abbett Investment Trust and Lord Abbett Global Allocation Fund of Lord Abbett Global Fund, Inc. (each, a “Fund of Funds”), pursuant to which each Underlying Fund pays a portion of the expenses (excluding management fees and distribution and service fees) of each Fund of Funds in proportion to the average daily value of the Underlying Fund shares owned by each Fund of Funds. Amounts paid pursuant to the Servicing Arrangement are included in Subsidy expense on the Fund’s Statement of Operations and Payable to affiliates on the Fund’s Statement of Assets and Liabilities.

As of May 31, 2012, the percentages of the Fund’s outstanding shares owned by Lord Abbett Balanced Strategy Fund, Lord Abbett Diversified Equity Strategy Fund, Lord Abbett Global Allocation Fund and Lord Abbett Growth & Income Strategy Fund were 7.46%, 2.61%, 1.51% and ..91%, respectively.

12b-1 Distribution Plan

The Fund has adopted a distribution plan with respect to Class A, B, C, F, P, R2 and R3 shares pursuant to Rule 12b-1 under the Act, which provides for the payment of ongoing distribution and service fees to Lord Abbett Distributor LLC (the “Distributor”), an affiliate of Lord Abbett. The fees are accrued daily at annual rates based upon the Fund’s average daily net assets as follows:

Fees*	Class A	Class B	Class C	Class F	Class P	Class R2	Class R3

Service	.25%	.25%	.25%	—	.25%	.25%	.25%
Distribution	.10%	.75%	.75%	.10%	.20%	.35%	.25%

*

The Fund may designate a portion of the aggregate fee as attributable to service activities for purposes of calculating Financial Industry Regulatory Authority, Inc. (“FINRA”) sales charge limitations.

Class I shares do not have a distribution plan.

23

Notes to Financial Statements (unaudited)(continued)

Commissions
Distributor received the following commissions on sales of shares of the Fund, after concessions were paid to authorized dealers, for the six months ended May 31, 2012:

Distributor Commissions	Dealers’ Concessions

$46,080	$251,852

Distributor received CDSCs of $1,486 and $1,921 for Class A and Class C shares, respectively, for the six months ended May 31, 2012.

Two Directors and certain of the Fund’s officers have an interest in Lord Abbett.

4.	DISTRIBUTIONS AND CAPITAL LOSS CARRYFORWARDS

Dividends from net investment income, if any, are declared and paid at least annually. Taxable net realized gains from investment transactions, reduced by allowable capital loss carryforwards, if any, are declared and distributed to shareholders at least annually. The capital loss carryforward amount, if any, is available to offset future net capital gains. Dividends and distributions to shareholders are recorded on the ex-dividend date. The amounts of dividends and distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations, which may differ from accounting principles generally accepted in the United States of America. These book/tax differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the components of net assets based on their federal tax basis treatment; temporary differences do not require reclassification. Dividends and distributions, which exceed earnings and profits for tax purposes, are reported as a tax return of capital.

The tax character of distributions paid during the six months ended May 31, 2012 and the fiscal year ended November 30, 2011 was as follows:

	Six Months Ended 5/31/2012 (unaudited)	Year Ended 11/30/2011

Distributions paid from:
Net long-term capital gains	$87,834,728	$—

Total distributions paid	$87,834,728	$—

In accordance with the Regulated Investment Company Modernization Act of 2010, the Fund will carryforward capital losses incurred in taxable years beginning after December 22, 2010 (“post-enactment losses”) indefinitely. Post-enactment losses will retain their character as either short-term or long-term.

As of May 31, 2012, the aggregate unrealized security gains and losses based on cost for U.S. federal income tax purposes were as follows:

Tax cost	$550,024,475

Gross unrealized gain	81,198,971
Gross unrealized loss	(18,180,103)

Net unrealized security gain	$63,018,868

The difference between book-basis and tax-basis unrealized gains (losses) is attributable to wash sales.

24

Notes to Financial Statements (unaudited)(continued)

5.	PORTFOLIO SECURITIES TRANSACTIONS

Purchases and sales of investment securities (excluding short-term investments) for the six months ended May 31, 2012 were as follows:

Purchases	Sales

$489,197,516	$484,966,459

There were no purchases or sales of U.S. Government securities for the six months ended May 31, 2012.

6.	DIRECTORS’ REMUNERATION

The Company’s officers and the two Directors who are associated with Lord Abbett do not receive any compensation from the Company for serving in such capacities. Independent Directors’ fees are allocated among all Lord Abbett-sponsored funds based on the net assets of each fund. There is an equity-based plan available to all Independent Directors under which Independent Directors must defer receipt of a portion of, and may elect to defer receipt of an additional portion of Directors’ fees. The deferred amounts are treated as though equivalent dollar amounts had been invested in the funds. Such amounts and earnings accrued thereon are included in Directors’ fees on the Statement of Operations and in Directors’ fees payable on the Statement of Assets and Liabilities and are not deductible for U.S. federal income tax purposes until such amounts are paid.

7.	EXPENSE REDUCTIONS

The Company has entered into an arrangement with its transfer agent and custodian, whereby credits realized as a result of uninvested cash balances are used to reduce a portion of the Fund’s expenses.

8.	LINE OF CREDIT

On April 2, 2012, the Fund and certain other funds managed by Lord Abbett (the “participating funds”) entered into an unsecured revolving credit facility (“Facility”) with State Street Bank and Trust Company (“SSB”), to be used for temporary or emergency purposes as an additional source of liquidity to fund redemptions of investor shares. The Facility is renewed annually under terms that depend on market conditions at the time of the renewal. The amounts available under the Facility are (i) the lesser of either $250,000,000 or 33.33% of total assets per participating fund and (ii) $350,000,000 in the aggregate for all participating funds. The annual fee to maintain the Facility is .09% of the amount available under the Facility. Each participating fund pays its pro rata share based on the net assets of each participating fund. This amount is included in Other expenses on the Fund’s Statement of Operations. Any borrowings under this Facility will bear interest at current market rates as set forth in the credit agreement. As of May 31, 2012, there were no loans outstanding pursuant to this Facility.

For the period February 3, 2011 through April 1, 2012, the Fund and certain other funds managed by Lord Abbett had an amount of $200,000,000 available under a Facility from SSB with an annual fee to maintain the Facility of .125% of the amount available under the Facility.

9.	CUSTODIAN AND ACCOUNTING AGENT

SSB is the Company’s custodian and accounting agent. SSB performs custodial, accounting and recordkeeping functions relating to portfolio transactions and calculating the Fund’s NAV.

25

Notes to Financial Statements (unaudited)(continued)

10.	INVESTMENT RISKS

The Fund is subject to the general risks and considerations associated with equity investing. The value of an investment will fluctuate in response to movements in the equity securities market in general, and to the changing prospects of individual companies in which the Fund invests. The Fund has particular risks associated with growth stocks. Growth companies may grow faster than other companies, which may result in more volatility in their stock prices. In addition, if the Fund’s assessment of a company’s potential for growth or market conditions is wrong, it could suffer losses or produce poor performance relative to other funds, even in a rising market. The Fund invests largely in mid-sized company stocks, which may be less able to weather economic shifts or other adverse developments than those of larger, more established companies.

These factors can affect the Fund’s performance.

11.	SUMMARY OF CAPITAL TRANSACTIONS

Transactions in shares of capital stock were as follows:

	Six Months Ended May 31, 2012 (unaudited)		Year Ended November 30, 2011

Class A Shares	Shares	Amount	Shares	Amount

Shares sold	1,434,552	$27,409,128	3,077,795	$72,555,058
Converted from Class B*	102,786	1,982,937	312,175	6,967,069
Reinvestment of distributions	3,161,982	52,963,202	—	—
Shares reacquired	(3,315,214)	(61,918,851)	(6,318,770)	(139,782,898)

Increase (decrease)	1,384,106	$20,436,416	(2,928,800)	$(60,260,771)

Class B Shares

Shares sold	49,925	$814,171	59,728	$1,239,607
Reinvestment of distributions	302,024	4,485,056	—	—
Shares reacquired	(309,338)	(5,242,690)	(449,034)	(9,262,289)
Converted to Class A*	(116,148)	(1,982,937)	(344,041)	(6,967,069)

Decrease	(73,537)	$(1,926,400)	(733,347)	$(14,989,751)

Class C Shares

Shares sold	281,217	$4,598,885	537,376	$11,176,985
Reinvestment of distributions	545,825	8,100,035	—	—
Shares reacquired	(510,027)	(8,611,642)	(809,005)	(16,510,812)

Increase (decrease)	317,015	$4,087,278	(271,629)	$(5,333,827)

Class F Shares

Shares sold	239,019	$4,666,464	438,014	$10,076,671
Reinvestment of distributions	98,972	1,678,575	—	—
Shares reacquired	(298,107)	(5,778,219)	(271,341)	(5,975,330)

Increase	39,884	$566,820	166,673	$4,101,341

Class I Shares

Shares sold	3,604,744	$72,025,669	2,094,748	$46,313,790
Reinvestment of distributions	460,054	8,175,152	—	—
Shares reacquired	(627,744)	(12,606,873)	(1,776,401)	(40,441,214)

Increase	3,437,054	$67,593,948	318,347	$5,872,576

26

Notes to Financial Statements (unaudited)(concluded)

	Six Months Ended May 31, 2012 (unaudited)		Year Ended November 30, 2011

Class P Shares	Shares	Amount	Shares	Amount

Shares sold	27,675	$526,905	130,176	$2,917,641
Reinvestment of distributions	71,450	1,189,634	—	—
Shares reacquired	(108,225)	(2,081,799)	(146,203)	(3,303,252)

Decrease	(9,100)	$(365,260)	(16,027)	$(385,611)

Class R2 Shares

Shares sold	41,433	$785,773	57,144	$1,289,718
Reinvestment of distributions	8,265	136,785	—	—
Shares reacquired	(13,844)	(267,522)	(48,279)	(1,011,558)

Increase	35,854	$655,036	8,865	$278,160

Class R3 Shares

Shares sold	417,715	$7,963,815	1,202,894	$27,008,838
Reinvestment of distributions	243,302	4,050,988	—	—
Shares reacquired	(223,303)	(4,199,514)	(649,689)	(15,190,414)

Increase	437,714	$7,815,289	553,205	$11,818,424

*

Automatic conversion of Class B shares occurs on the 25th day of the month (or, if the 25th day is not a business day, the next business day thereafter) following the eighth anniversary of the day on which the purchase order was accepted.

12.	RECENT ACCOUNTING STANDARD

The Financial Accounting Standards Board issued amended guidance to improve disclosure of fair value measurements. Fair value measurements categorized as Level 3 will require quantitative information with respect to unobservable inputs and assumptions used, a narrative description of the sensitivity of the fair value measurement to changes in unobservable inputs, and enhanced disclosure of valuation policies and procedures. In addition, quantitative and qualitative disclosure will be required for all transfers in and out of Level 1 and Level 2. The amended guidance is effective for the first reporting period beginning after December 15, 2011. Management is evaluating the impact of this guidance on the Fund’s financial statements and disclosures.

27

Approval of Advisory Contract

The Board of Directors of the Company (the “Board”), including all of the Directors who are not interested persons of the Company or Lord, Abbett & Co. LLC (“Lord Abbett”), annually considers whether to approve the continuation of the existing management agreement between the Fund and Lord Abbett. In connection with its most recent approval, the Board reviewed materials relating specifically to the management agreement, as well as numerous materials received throughout the course of the year, including information about the Fund’s investment performance compared to the performance of its benchmark. Before making its decision, the Board had the opportunity to ask questions and request further information, taking into account its familiarity with Lord Abbett gained through meetings and discussions. These meetings and discussions included the examination of the portfolio management team by members of the Contract Committee, the deliberations of the Contract Committee, and discussions between the Contract Committee and Lord Abbett’s management.

The materials received by the Board included, but were not limited to: (1) information provided by Lipper Inc. regarding the investment performance of the Fund compared to the investment performance of a group of funds within the same investment classification/objective (each group a “performance universe”) and the investment performance of an appropriate benchmark; (2) information on the expense ratios, contractual and effective management fee rates, and other expense components for the Fund and similar funds (the “peer group”); (3) information provided by Lord Abbett on the projected expense ratios, management fee rates, and other expense components for the Fund; (4) sales and redemption information for the Fund; (5) information regarding Lord Abbett’s financial condition; (6) an analysis of the relative profitability of the management agreement to Lord Abbett; (7) information provided by Lord Abbett regarding the investment management fees Lord Abbett receives from its other advisory clients maintaining accounts with a similar investment strategy as the Fund; (8) information regarding the distribution arrangements of the Fund; and (9) information regarding the personnel and other resources devoted by Lord Abbett to managing the Fund.

Investment Management Services Generally. The Board considered the investment management services provided by Lord Abbett to the Fund, including investment research, portfolio management, and trading, and Lord Abbett’s commitment to compliance with all relevant legal requirements. The Board also observed that Lord Abbett was solely engaged in the investment management business and accordingly did not experience the conflicts of interest resulting from being engaged in other lines of business. The Board considered the investment advisory services provided by Lord Abbett to other clients, the fees charged for the services, and the differences in the nature of the services provided to the Fund and other Lord Abbett Funds, on the one hand, and the services provided to other clients, on the other.

Investment Performance. The Board reviewed the Fund’s investment performance in relation to that of the performance universe as of various periods ended August 31, 2011. The Board observed that the investment performance of the Class A shares of the Fund was in the fifth quintile of its performance universe for the eight-month period, the fourth quintile for the one-year period, the second quintile for the three-year and five-year periods, and the fourth quintile for the ten-year period. The Board also observed that the investment performance was lower than that of the Lipper Mid-Cap Growth Index for the eight-month, one-year, and ten-year periods and higher than that of the Index for the three-year and five-year periods.

Lord Abbett’s Personnel and Methods. The Board considered the qualifications of the personnel providing investment management services to the Fund, in light of its investment

28

objective and discipline. Among other things, the Board considered the size, experience, and turnover of Lord Abbett’s investment management staff, Lord Abbett’s investment methodology and philosophy, and Lord Abbett’s approach to recruiting, training, and retaining investment management personnel. The Board also observed that Lord Abbett had made significant changes in recent years to the investment management personnel responsible for the Fund, with Paul J. Volovich and David J. Linsen assuming responsibility for managing the Fund in 2008. The Board determined that Lord Abbett had the expertise and resources to manage the Fund effectively.

Nature and Quality of Other Services. The Board considered the nature, quality, costs, and extent of compliance, administrative, and other services performed by Lord Abbett and Lord Abbett Distributor LLC (the “Distributor”) and the nature and extent of Lord Abbett’s supervision of third party service providers, including the Fund’s transfer agent and custodian.

Expenses. The Board considered the expense level of each class of shares of the Fund and the expense levels of the peer group. The Board considered the fiscal periods on which the peer group comparisons were based, and noted that the fiscal years of many funds in the peer group did not coincide with the Fund’s fiscal year. It also considered the amount and nature of the fees paid by shareholders. The Board observed that for the fiscal year ended November 30, 2010 the contractual management and administrative services fees were approximately seven basis points above the median of the peer group and the actual management and administrative service fees were approximately six basis points above the median of the peer group. The Board observed that for the fiscal year ended November 30, 2010 the total expense ratio of Class A was approximately thirteen basis points above the median of the peer group, the total expense ratios of Class B and Class C were approximately two basis points below the median of the peer group, the total expense ratio of Class F was approximately three basis points above the median of the peer group, the total expense ratio of Class I was approximately eleven basis points above the median of the peer group, the total expense ratio of Class P was approximately two basis points below the median of the peer group, the total expense ratio of Class R2 was approximately twelve basis points above the median of the peer group, and the total expense ratio of Class R3 was approximately one basis point above the median of the peer group. The Board also observed that the Fund had a relatively high level of transfer agent and shareholder servicing costs, due to its relatively small average account size. The Board noted that for the period from April 1, 2011 through March 31, 2012, Lord Abbett has contractually agreed to waive all or a portion of its management fee and, if necessary, reimburse the Fund’s other expenses to the extent necessary so that the total net annual operating expenses for each class, excluding 12b-1 fees, do not exceed an annual rate of 1.10%. The Board also noted that Lord Abbett proposed to renew the agreement through March 31, 2013. The Board also noted that Lord Abbett had agreed to reduce its management fee by five basis points at the base advisory fee and at each breakpoint by contractually waiving five basis points of its management fee for the period December 31, 2011 through March 31, 2012, and that effective April 1, 2012, the fee schedule to the Management Agreement would reflect such reduction. The Board considered how those expense ratios would relate to those of the peer group.

Profitability. The Board considered the level of Lord Abbett’s profits in managing the Fund, including a review of Lord Abbett’s methodology for allocating its costs to its management of the Fund. The Board concluded that the allocation methodology had a reasonable basis and was appropriate. It considered any profits realized by Lord Abbett in connection with the operation of the Fund, including the fee that Lord Abbett receives from the Fund for providing administrative services to the Fund, and whether the amount of profit was fair for the management of the Fund.

29

The Board also considered the profits realized from other business segments of Lord Abbett, which may benefit from or be related to the Fund’s business. The Board considered Lord Abbett’s profit margins in comparison with available industry data, both accounting for and ignoring marketing and distribution expenses, and how those profit margins could affect Lord Abbett’s ability to recruit and retain investment personnel. The Board recognized that Lord Abbett’s profitability was a factor in enabling it to attract and retain qualified investment management personnel to provide services to the Fund. The Board noted that Lord Abbett’s overall profitability had increased in its 2011 fiscal year. The Board concluded that Lord Abbett’s profitability overall and as to the Fund was not excessive.

Economies of Scale. The Board considered whether there had been any economies of scale in managing the Fund, whether the Fund had appropriately benefited from any such economies of scale, and whether there was potential for realization of any further economies of scale. The Board concluded that the existing management fee schedule, with its breakpoints in the level of the management fee, adequately addressed any economies of scale in managing the Fund.

Other Benefits to Lord Abbett. The Board considered the character and amount of fees paid by the Fund and the Fund’s shareholders to Lord Abbett and the Distributor for services other than investment advisory services. The Board also considered the revenues and profitability of Lord Abbett’s investment advisory business apart from its mutual fund business, and the intangible benefits enjoyed by Lord Abbett by virtue of its relationship with the Fund. The Board observed that the Distributor receives 12b-1 fees from certain of the Lord Abbett Funds as to shares held in accounts for which there is no other broker of record, may retain a portion of the 12b-1 fees from the Funds, and receives a portion of the sales charges on sales and redemptions of some classes of shares. The Board observed that, in addition, Lord Abbett accrues certain benefits for its business of providing investment advice to clients other than the Lord Abbett Funds, but that business also benefits the Funds. The Board also noted that Lord Abbett, as disclosed in the prospectus of the Funds, has entered into revenue sharing arrangements with certain entities that distribute shares of the Funds. The Board also took into consideration the investment research that Lord Abbett receives as a result of Fund brokerage transactions.

Alternative Arrangements. The Board considered whether, instead of approving continuation of the management agreement, it might be in the best interests of the Fund to implement one or more alternative arrangements, such as continuing to employ Lord Abbett, but on different terms. In considering whether to approve the continuation of the management agreement, the Board did not identify any single factor as paramount or controlling. This summary does not discuss in detail all matters considered.

After considering all of the relevant factors, the Board unanimously found that continuation of the existing management agreement was in the best interests of the Fund and its shareholders and voted unanimously to approve the continuation of the management agreement.

30

Householding

The Company has adopted a policy that allows it to send only one copy of the Fund’s prospectus, proxy material, annual report and semiannual report to certain shareholders residing at the same “household.” This reduces Fund expenses, which benefits you and other shareholders. If you need additional copies or do not want your mailings to be “householded,” please call Lord Abbett at 888-522-2388 or send a written request with your name, the name of your fund or funds and your account number or numbers to Lord Abbett Family of Funds, P.O. Box 219336, Kansas City, MO 64121.

Proxy Voting Policies, Procedures and Records

A description of the policies and procedures that Lord Abbett uses to vote proxies related to the Fund’s portfolio securities, and information on how Lord Abbett voted the Fund’s proxies during the 12-month period ended June 30 are available without charge, upon request, (i) by calling 888-522-2388; (ii) on Lord Abbett’s Website at www.lordabbett.com; and (iii) on the Securities and Exchange Commission’s (“SEC”) Website at www.sec.gov.

Shareholder Reports and Quarterly Portfolio Disclosure

The Fund is required to file its complete schedule of portfolio holdings with the SEC for its first and third fiscal quarters on Form N-Q. Copies of the filings are available without charge, upon request on the SEC’s Website at www.sec.gov and may be available by calling Lord Abbett at 888-522-2388. You can also obtain copies of Form N-Q by visiting the SEC’s Public Reference Room in Washington, DC (information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330).

31

This report, when not used for the general information of shareholders of the Fund, is to be distributed only if preceded or accompanied by a current fund prospectus.
Lord Abbett Research Fund, Inc.
Lord Abbett mutual fund shares are distributed by LORD ABBETT DISTRIBUTOR LLC.	Lord Abbett Growth Opportunities Fund	LAGOF-3-0512 (07/12)

2 0 1 2

L O R D   A B B E T T

S E M I A N N U A L

R E P O R T

Lord Abbett

Classic Stock Fund

Small Cap Value Fund

For the six-month period ended May 31, 2012

Lord Abbett Research Fund
Lord Abbett Classic Stock Fund and Lord Abbett
Small Cap Value Fund Semiannual Report
For the six-month period ended May 31, 2012

From left to right: Robert S. Dow, Director and Chairman of the Lord Abbett Funds; E. Thayer Bigelow, Independent Lead Director of the Lord Abbett Funds; and Daria L. Foster, Director and President of the Lord Abbett Funds.

Dear Shareholders: We are pleased to provide you with this semiannual report for the Funds for the six-month period ended May 31, 2012. For additional information about the Funds, please visit our Website at www.lordabbett.com, where you also can access the quarterly commentaries by the Funds’ portfolio managers. General information about Lord Abbett mutual funds, as well as in-depth discussions of market trends and investment strategies, is also provided in Lord Abbett Insights, a quarterly newsletter available on our Website.

          Thank you for investing in Lord Abbett mutual funds. We value the trust that you place in us and look forward to serving your investment needs in the years to come.

Best regards,

Robert S. Dow
Chairman

1

Expense Example

          As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments (these charges vary among the share classes); and (2) ongoing costs, including management fees; distribution and service (12b-1) fees (these charges vary among the share classes); and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

          The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (December 1, 2011 through May 31, 2012).

Actual Expenses

          For each class of each Fund, the first line of the tables on the following pages provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading titled “Expenses Paid During Period 12/1/11 – 5/31/12” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

          For each class of each Fund, the second line of the tables on the following pages provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not each Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in each Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

2

Classic Stock Fund

          Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value	Ending Account Value	Expenses Paid During Period†

	12/1/11	5/31/12	12/1/11 - 5/31/12

Class A
Actual	$1,000.00	$1,049.20	$5.02
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,020.10	$4.95
Class B
Actual	$1,000.00	$1,045.50	$8.34
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,016.87	$8.22
Class C
Actual	$1,000.00	$1,045.90	$8.23
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,016.93	$8.12
Class F
Actual	$1,000.00	$1,050.50	$3.74
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,021.35	$3.69
Class I
Actual	$1,000.00	$1,051.00	$3.23
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,021.84	$3.18
Class P
Actual	$1,000.00	$1,048.80	$5.53
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,019.58	$5.45
Class R2
Actual	$1,000.00	$1,047.30	$6.30
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,018.83	$6.21
Class R3
Actual	$1,000.00	$1,048.20	$5.73
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,019.38	$5.65

†

For each class of the Fund, net expenses are equal to the annualized expense ratio for such class (0.98% for Class A, 1.63% for Class B, 1.61% for Class C, 0.73% for Class F, 0.63% for Class I, 1.08% for Class P, 1.23% for Class R2 and 1.12% for Class R3) multiplied by the average account value over the period, multiplied by 183/366 (to reflect one-half year period).

Portfolio Holdings Presented by Sector
May 31, 2012

Sector*	%**
Consumer Discretionary	9.49%
Consumer Staples	7.82%
Energy	11.01%
Financials	13.89%
Health Care	12.74%
Industrials	11.12%

Sector*	%**
Information Technology	22.20%
Materials	5.84%
Telecommunication Services	2.99%
Utilities	1.46%
Short-Term Investment	1.44%
Total	100.00%

*	A sector may comprise several industries.
**	Represents percent of total investments.

3

Small Cap Value Fund

          Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value	Ending Account Value	Expenses Paid During Period†

	12/1/11	5/31/12	12/1/11 - 5/31/12

Class A
Actual	$1,000.00	$1,026.30	$6.23
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,018.87	$6.21
Class B
Actual	$1,000.00	$1,022.70	$9.71
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,015.38	$9.67
Class C
Actual	$1,000.00	$1,022.60	$9.71
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,015.40	$9.67
Class F
Actual	$1,000.00	$1,027.30	$5.22
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,019.87	$5.20
Class I
Actual	$1,000.00	$1,028.00	$4.72
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,020.37	$4.70
Class P
Actual	$1,000.00	$1,025.60	$6.99
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,018.12	$6.96
Class R2
Actual	$1,000.00	$1,024.90	$7.75
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,017.37	$7.72
Class R3
Actual	$1,000.00	$1,025.20	$7.14
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,017.93	$7.11

†

For each class of the Fund, net expenses are equal to the annualized expense ratio for such class (1.23% for Class A, 1.92% for Classes B and C, 1.03% for Class F, 0.93% for Class I, 1.38% for Class P, 1.53% for Class R2 and 1.41% for Class R3) multiplied by the average account value over the period, multiplied by 183/366 (to reflect one-half year period).

Portfolio Holdings Presented by Sector
May 31, 2012

Sector*	%**
Consumer Discretionary	12.65%
Consumer Staples	1.53%
Energy	6.48%
Financials	21.71%
Health Care	6.60%
Industrials	24.13%

Sector*	%**
Information Technology	15.36%
Materials	9.43%
Utilities	0.80%
Short-Term Investment	1.31%
Total	100.00%

*	A sector may comprise several industries.
**	Represents percent of total investments.

4

Schedule of Investments (unaudited)
CLASSIC STOCK FUND May 31, 2012

Investments	Shares	Fair Value (000)

COMMON STOCKS 98.74%

Aerospace & Defense 4.01%
Boeing Co. (The)	60,696	$4,225
Goodrich Corp.	58,400	7,345
Honeywell International, Inc.	108,800	6,056
Precision Castparts Corp.	38,600	6,416
United Technologies Corp.	107,200	7,944

Total		31,986

Automobiles 0.57%
Ford Motor Co.	427,300	4,512

Beverages 2.36%
Coca-Cola Co. (The)	107,200	8,011
PepsiCo, Inc.	159,800	10,843

Total		18,854

Biotechnology 1.49%
Celgene Corp.*	34,800	2,375
Gilead Sciences, Inc.*	47,224	2,359
Human Genome Sciences, Inc.*	233,800	3,184
Vertex Pharmaceuticals, Inc.*	66,600	3,999

Total		11,917

Capital Markets 2.85%
Franklin Resources, Inc.	12,600	1,346
Goldman Sachs Group, Inc. (The)	99,200	9,493
Morgan Stanley	281,900	3,766
State Street Corp.	45,300	1,867
T. Rowe Price Group, Inc.	109,400	6,300

Total		22,772

Chemicals 3.95%
Celanese Corp. Series A	117,700	4,686
Dow Chemical Co. (The)	206,800	6,423
E.I. du Pont de Nemours & Co.	24,100	1,163
LyondellBasell Industries
NV Class A (Netherlands)(a)	130,900	5,165

Investments	Shares	Fair Value (000)

Chemicals (continued)
Monsanto Co.	88,345	$6,820
Mosaic Co. (The)	121,300	5,784
Potash Corp. of Saskatchewan, Inc. (Canada)(a)	37,500	1,482

Total		31,523

Commercial Banks 4.85%
Fifth Third Bancorp	358,700	4,789
PNC Financial Services Group, Inc. (The)	108,600	6,670
Regions Financial Corp.	506,500	3,186
SunTrust Banks, Inc.	138,100	3,165
U.S. Bancorp	251,700	7,830
Wells Fargo & Co.	408,100	13,080

Total		38,720

Communications Equipment 2.62%
Cisco Systems, Inc.	289,800	4,733
QUALCOMM, Inc.	282,100	16,167

Total		20,900

Computers & Peripherals 9.59%
Apple, Inc.*	88,600	51,187
Dell, Inc.*	251,600	3,102
EMC Corp.*	353,600	8,434
Hewlett-Packard Co.	85,151	1,931
International Business Machines Corp.	61,800	11,921

Total		76,575

Construction & Engineering 0.54%
Fluor Corp.	91,400	4,285

Consumer Finance 1.31%
Capital One Financial Corp.	203,400	10,449

Diversified Financial Services 2.10%
Bank of America Corp.	402,048	2,955
Citigroup, Inc.	143,280	3,798
JPMorgan Chase & Co.	301,828	10,006

Total		16,759

See Notes to Financial Statements.	5

Schedule of Investments (unaudited) (continued)
CLASSIC STOCK FUND May 31, 2012

Investments	Shares	Fair Value (000)

Diversified Telecommunication Services 3.00%
AT&T, Inc.	288,902	$9,872
CenturyLink, Inc.	151,700	5,950
Verizon Communications, Inc.	194,600	8,103

Total		23,925

Electric: Utilities 0.69%
NextEra Energy, Inc.	46,132	3,014
Progress Energy, Inc.	45,500	2,495

Total		5,509

Electrical Equipment 1.05%
Emerson Electric Co.	178,978	8,371

Electronic Equipment, Instruments & Components 0.34%
Corning, Inc.	209,103	2,716

Energy Equipment & Services 1.98%
National Oilwell Varco, Inc.	59,800	3,992
Schlumberger Ltd.	151,675	9,593
Weatherford International Ltd. (Switzerland)*(a)	183,000	2,198

Total		15,783

Food & Staples Retailing 1.06%
CVS Caremark Corp.	146,448	6,581
Wal-Mart Stores, Inc.	28,700	1,889

Total		8,470

Food Products 0.87%
Kellogg Co.	142,500	6,951

Health Care Equipment & Supplies 1.63%
Baxter International, Inc.	150,687	7,628
St. Jude Medical, Inc.	141,300	5,429

Total		13,057

Investments	Shares	Fair Value (000)

Health Care Providers & Services 2.74%
Express Scripts Holding Co.*	219,900	$11,477
UnitedHealth Group, Inc.	186,300	10,390

Total		21,867

Health Care Technology 0.54%
SXC Health Solutions Corp.*	48,300	4,333

Hotels, Restaurants & Leisure 2.78%
Carnival Corp.	92,800	2,978
Hyatt Hotels Corp. Class A*	62,139	2,299
Marriott International, Inc. Class A	86,278	3,340
MGM Resorts International*	558,400	6,047
Starwood Hotels & Resorts Worldwide, Inc.	46,800	2,473
Wynn Resorts Ltd.	49,000	5,049

Total		22,186

Household Products 2.69%
Colgate-Palmolive Co.	82,255	8,086
Procter & Gamble Co. (The)	215,197	13,404

Total		21,490

Industrial Conglomerates 1.11%
General Electric Co.	465,800	8,892

Information Technology Services 0.55%
MasterCard, Inc. Class A	10,800	4,390

Insurance 2.01%
Chubb Corp. (The)	63,600	4,584
MetLife, Inc.	138,400	4,043
Prudential Financial, Inc.	108,800	5,054
RenaissanceRe Holdings Ltd.	30,900	2,381

Total		16,062

6	See Notes to Financial Statements.

Schedule of Investments (unaudited) (continued)
CLASSIC STOCK FUND May 31, 2012

Investments	Shares	Fair Value (000)

Internet & Catalog Retail 0.15%
Amazon.com, Inc.*	5,600	$1,192

Internet Software & Services 3.21%
eBay, Inc.*	42,100	1,650
Facebook, Inc. Class A*	67,000	1,985
Google, Inc. Class A*	27,200	15,800
Monster Worldwide, Inc.*	717,004	6,166

Total		25,601

Machinery 1.92%
Caterpillar, Inc.	39,100	3,426
Dover Corp.	83,800	4,740
Eaton Corp.	60,600	2,585
PACCAR, Inc.	122,400	4,598

Total		15,349

Media 2.34%
Interpublic Group of Cos., Inc. (The)	744,500	7,735
Time Warner, Inc.	146,500	5,050
Walt Disney Co. (The)	128,937	5,894

Total		18,679

Metals & Mining 1.90%
Cliffs Natural Resources, Inc.	65,400	3,125
Freeport-McMoRan Copper & Gold, Inc.	175,730	5,631
Newmont Mining Corp.	34,100	1,608
Reliance Steel & Aluminum Co.	52,200	2,464
United States Steel Corp.	116,600	2,367

Total		15,195

Multi-Line Retail 0.72%
Macy’s, Inc.	68,300	2,599
Target Corp.	54,557	3,159

Total		5,758

Investments	Shares	Fair Value (000)

Multi-Utilities 0.77%
Dominion Resources, Inc.	68,100	$3,545
PG&E Corp.	59,500	2,600

Total		6,145

Oil, Gas & Consumable Fuels 9.05%
Anadarko Petroleum Corp.	98,500	6,009
Apache Corp.	48,000	3,906
Cabot Oil & Gas Corp.	61,100	1,988
Chevron Corp.	101,800	10,008
Continental Resources, Inc.*	48,200	3,512
Devon Energy Corp.	41,661	2,480
EOG Resources, Inc.	26,800	2,661
EQT Corp.	28,000	1,299
Exxon Mobil Corp.	187,815	14,768
Hess Corp.	145,800	6,371
Marathon Petroleum Corp.	74,700	2,694
Noble Energy, Inc.	24,900	2,103
Occidental Petroleum Corp.	61,800	4,899
Range Resources Corp.	27,400	1,574
Southwestern Energy Co.*	61,500	1,724
Suncor Energy, Inc. (Canada)(a)	232,193	6,267

Total		72,263

Pharmaceuticals 6.35%
Abbott Laboratories	108,600	6,711
Eli Lilly & Co.	107,700	4,410
Johnson & Johnson	241,300	15,064
Merck & Co., Inc.	220,800	8,298
Pfizer, Inc.	742,400	16,236

Total		50,719

Real Estate Investment Trusts 0.80%
Host Hotels & Resorts, Inc.	418,161	6,381

Road & Rail 2.51%
Hertz Global Holdings, Inc.*	426,800	5,809
Union Pacific Corp.	127,900	14,248

Total		20,057

See Notes to Financial Statements.	7

Schedule of Investments (unaudited) (concluded)
CLASSIC STOCK FUND May 31, 2012

Investments	Shares	Fair Value (000)

Semiconductors & Semiconductor Equipment 2.33%
Broadcom Corp. Class A*	83,200	$2,691
Intel Corp.	301,500	7,791
Micron Technology, Inc.*	577,400	3,372
Texas Instruments, Inc.	167,700	4,776

Total		18,630

Software 3.61%
Activision Blizzard, Inc.	28,626	336
Adobe Systems, Inc.*	177,953	5,525
Informatica Corp.*	54,600	2,262
Microsoft Corp.	267,500	7,808
Oracle Corp.	261,200	6,914
VMware, Inc. Class A*	64,300	5,981

Total		28,826

Specialty Retail 2.31%
Dick’s Sporting Goods, Inc.	153,373	7,132
Home Depot, Inc. (The)	229,800	11,338

Total		18,470

Textiles, Apparel & Luxury Goods 0.64%
Coach, Inc.	47,600	3,211
PVH Corp.	23,500	1,903

Total		5,114

Tobacco 0.85%
Altria Group, Inc.	212,000	6,824

Total Common Stocks (cost $622,786,731)		788,457

Investments	Principal Amount (000)	Fair Value (000)

SHORT-TERM INVESTMENT 1.44%

Repurchase Agreement
Repurchase Agreement dated 5/31/2012, 0.01% due 6/1/2012 with Fixed Income Clearing Corp. collateralized by $11,735,000 of Federal Home Loan Bank at 0.17% due 2/13/2013; value: $11,746,137; proceeds: $11,511,784 (cost $11,511,780)	$11,512	$11,512

Total Investments in Securities 100.18% (cost $634,298,511)		799,969

Liabilities in Excess of Other Assets (0.18)%		(1,438)

Net Assets 100.00%		$798,531

*	Non-income producing security.
(a)	Foreign security traded in U.S. dollars.

8	See Notes to Financial Statements.

Schedule of Investments (unaudited)
SMALL CAP VALUE FUND May 31, 2012

Investments	Shares	Fair Value (000)

COMMON STOCKS 98.60%

Aerospace & Defense 2.25%
AAR Corp.	1,087,164	$13,100
Hexcel Corp.*	1,285,673	31,345
Moog, Inc. Class A*	926,262	35,216

Total		79,661

Air Freight & Logistics 1.55%
Atlas Air Worldwide Holdings, Inc.*	623,300	28,310
Hub Group, Inc. Class A*	761,945	26,638

Total		54,948

Auto Components 0.60%
WABCO Holdings, Inc.*	411,400	21,294

Capital Markets 0.71%
Stifel Financial Corp.*	792,800	25,203

Chemicals 4.06%
Cabot Corp.	1,965,300	74,288
Koppers Holdings, Inc.(a)	1,077,500	37,831
Olin Corp.	1,662,500	31,870

Total		143,989

Commercial Banks 10.56%
City National Corp.	741,800	36,853
Columbia Banking System, Inc.	1,670,676	30,273
CVB Financial Corp.	3,520,600	38,339
First Financial Bancorp	1,604,800	24,650
IBERIABANK Corp.	697,600	33,827
National Penn Bancshares, Inc.	3,420,900	30,480
PacWest Bancorp	1,464,800	33,412
Signature Bank*	671,674	41,247
Susquehanna Bancshares, Inc.	3,281,900	31,605
SVB Financial Group*	560,100	33,415
Texas Capital Bancshares, Inc.*	1,041,154	40,376

Total		374,477

Investments	Shares	Fair Value (000)

Commercial Services & Supplies 0.58%
Tetra Tech, Inc.*	818,200	$20,447

Construction & Engineering 2.70%
Chicago Bridge & Iron Co. NV (Netherlands)(b)	1,610,700	57,888
EMCOR Group, Inc.	1,385,300	37,888

Total		95,776

Containers & Packaging 2.76%
AptarGroup, Inc.	577,500	29,262
Greif, Inc. Class A	754,187	32,988
Silgan Holdings, Inc.	847,954	35,445

Total		97,695

Electrical Equipment 1.69%
II-VI, Inc.*	1,617,030	30,562
Regal Beloit Corp.	486,160	29,310

Total		59,872

Electronic Equipment, Instruments & Components 6.20%
Anixter International, Inc.	718,802	41,338
Cognex Corp.	682,100	23,867
Coherent, Inc.*	759,500	33,524
Littelfuse, Inc.	1,008,553	58,032
Rogers Corp.*	627,035	25,276
ScanSource, Inc.*	1,257,827	37,697

Total		219,734

Energy Equipment & Services 5.07%
Bristow Group, Inc.	537,669	21,534
C&J Energy Services, Inc.*	1,583,800	28,319
Forum Energy Technologies, Inc.*	260,900	5,604
GulfMark Offshore, Inc. Class A*	754,477	26,927
Key Energy Services, Inc.*	2,486,300	24,639
Lufkin Industries, Inc.	394,000	22,643
Superior Energy Services, Inc.*	2,309,326	49,974

Total		179,640

See Notes to Financial Statements.	9

Schedule of Investments (unaudited)(continued)
SMALL CAP VALUE FUND May 31, 2012

Investments	Shares	Fair Value (000)

Food & Staples Retailing 0.75%
United Natural Foods, Inc.*	525,300	$26,633

Food Products 0.78%
Dole Food Co., Inc.*	3,111,226	27,628

Gas Utilities 0.80%
New Jersey Resources Corp.	673,700	28,282

Health Care Equipment & Supplies 1.61%
Haemonetics Corp.*	456,500	31,823
Hill-Rom Holdings, Inc.	862,135	25,355

Total		57,178

Health Care Providers & Services 2.45%
Centene Corp.*	819,724	29,625
IPC The Hospitalist Co., Inc.*	613,300	21,459
MEDNAX, Inc.*	587,100	35,819

Total		86,903

Hotels, Restaurants & Leisure 2.81%
Cheesecake Factory, Inc. (The)*	1,125,500	36,511
Gaylord Entertainment Co.*	824,292	31,282
Orient-Express Hotels Ltd. Class A*	3,780,700	31,909

Total		99,702

Information Technology Services 5.12%
Exlservice Holdings, Inc.*	1,116,900	24,203
FleetCor Technologies, Inc.*	1,321,624	50,090
Jack Henry & Associates, Inc.	1,380,500	45,570
MAXIMUS, Inc.	1,352,478	61,551

Total		181,414

Investments	Shares	Fair Value (000)

Insurance 3.68%
Alterra Capital Holdings Ltd.	2,212,680	$49,144
Navigators Group, Inc. (The)*(a)	808,400	39,167
Validus Holdings Ltd.	1,341,400	42,093

Total		130,404

Life Sciences Tools & Services 1.23%
PAREXEL International Corp.*	1,629,100	43,595

Machinery 2.79%
Kennametal, Inc.	705,300	24,516
Titan International, Inc.	1,804,099	40,412
TriMas Corp.*	1,705,501	34,127

Total		99,055

Marine 0.62%
Kirby Corp.*	417,500	22,036

Media 0.92%
Cinemark Holdings, Inc.	1,407,800	32,464

Metals & Mining 2.60%
Compass Minerals International, Inc.	406,500	28,927
Reliance Steel & Aluminum Co.	880,600	41,573
RTI International Metals, Inc.*	1,032,422	21,670

Total		92,170

Oil, Gas & Consumable Fuels 1.41%
Berry Petroleum Co. Class A	603,100	23,467
Sanchez Energy Corp.*	1,094,100	26,422

Total		49,889

Pharmaceuticals 1.30%
Par Pharmaceutical Cos., Inc.*	1,285,900	46,087

10	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)
SMALL CAP VALUE FUND May 31, 2012

Investments	Shares	Fair Value (000)

Professional Services 1.96%
FTI Consulting, Inc.*	793,400	$25,048
Korn/Ferry International*	1,495,109	20,334
TrueBlue, Inc.*	1,601,300	23,939

Total		69,321

Real Estate Investment Trusts 5.44%
Alexandria Real Estate Equities, Inc.	372,000	25,467
Brandywine Realty Trust	2,763,400	31,033
Duke Realty Corp.	1,976,800	27,359
Entertainment Properties Trust	984,200	40,618
Pebblebrook Hotel Trust	1,904,600	41,806
Weingarten Realty Investors	1,044,100	26,708

Total		192,991

Road & Rail 4.76%
Genesee & Wyoming, Inc. Class A*	559,626	28,043
Heartland Express, Inc.	2,404,114	34,235
Knight Transportation, Inc.	1,963,900	32,915
Ryder System, Inc.	1,117,900	48,304
Werner Enterprises, Inc.	1,033,400	25,153

Total		168,650

Semiconductors & Semiconductor Equipment 4.03%
Cabot Microelectronics Corp.	568,178	17,807
Diodes, Inc.*	1,636,900	32,034
Hittite Microwave Corp.*	655,500	32,303
PMC-Sierra, Inc.*	3,924,000	25,035
Teradyne, Inc.*	2,470,100	35,693

Total		142,872

Specialty Retail 7.01%
Ascena Retail Group, Inc.*	1,661,822	31,458
Children’s Place Retail Stores, Inc. (The)*	625,900	28,773
Express, Inc.*	1,600,000	29,600

Investments	Amount (000)	Fair Value (000)

Specialty Retail (continued)
Genesco, Inc.*	456,500	$30,357
Jos. A. Bank Clothiers, Inc.*	549,200	24,362
Men’s Wearhouse, Inc. (The)	673,500	24,239
Penske Automotive Group, Inc.	1,865,500	45,854
Rent-A-Center, Inc.	1,002,600	33,758

Total		248,401

Textiles, Apparel & Luxury Goods 1.30%
Crocs, Inc.*	1,777,100	30,051
Deckers Outdoor Corp.*	286,600	15,955

Total		46,006

Thrifts & Mortgage Finance 1.29%
People’s United Financial, Inc.	2,489,648	28,955
Washington Federal, Inc.	1,021,900	16,769

Total		45,724

Trading Companies & Distributors 5.21%
Applied Industrial Technologies, Inc.	839,800	31,669
Beacon Roofing Supply, Inc.*	1,377,500	34,231
GATX Corp.	1,083,450	41,485
TAL International Group, Inc.	1,281,600	41,921
WESCO International, Inc.*	596,400	35,480

Total		184,786

Total Common Stocks (cost $2,914,045,127)		3,494,927

See Notes to Financial Statements.	11

Schedule of Investments (unaudited)(concluded)
SMALL CAP VALUE FUND May 31, 2012

Investments	Principal Amount (000)	Fair Value (000)

SHORT-TERM INVESTMENT 1.31%

Repurchase Agreement
Repurchase Agreement dated 5/31/2012, 0.01% due 6/1/2012 with Fixed Income Clearing Corp. collateralized by $38,300,000 of Federal Home Loan Bank at 0.17% due 2/8/2013 and $8,845,000 of Federal Home Loan Bank at 0.17% due 2/13/2013 value: $47,134,244; proceeds: $46,209,401 (cost $46,209,388)	$46,209	$46,209

Total Investments in Securities 99.91% (cost $2,960,254,515)		3,541,136

Other Assets in Excess of Liabilities 0.09%		3,324

Net Assets 100.00%		$3,544,460

*	Non-income producing security.
(a)	Affiliated issuer (holding represents 5% or more of the underlying issuer’s outstanding voting shares). (See Note 9).
(b)	Foreign security traded in U.S. dollars.

12	See Notes to Financial Statements.

Statements of Assets and Liabilities (unaudited)
May 31, 2012

	Classic Stock Fund	Small Cap Value Fund
ASSETS:
Investments in unaffiliated issuers, at cost	$634,298,511	$2,903,516,187
Investments in affiliated issuers, at cost	—	56,738,328

Investments in unaffiliated issuers, at fair value	$799,969,165	$3,464,138,386
Investments in affiliated issuers, at fair value	—	76,998,005
Receivables:
Investment securities sold	891,943	5,938,263
Interest and dividends	1,971,988	3,930,944
Capital shares sold	509,307	4,371,618
From advisor (See Note 3)	242,223	—
Prepaid expenses and other assets	56,631	118,118

Total assets	803,641,257	3,555,495,334

LIABILITIES:
Payables:
Investment securities purchased	2,683,610	3,080,590
Capital shares reacquired	1,254,383	3,907,891
Management fee	494,450	2,291,613
12b-1 distribution fees	227,035	500,927
Directors’ fees	105,545	355,381
Fund administration	28,254	126,109
To affiliates (See Note 3)	24,423	25,140
Accrued expenses and other liabilities	292,585	747,285

Total liabilities	5,110,285	11,034,936

NET ASSETS	$798,530,972	$3,544,460,398

COMPOSITION OF NET ASSETS:
Paid-in capital	$698,230,015	$2,940,001,208
Undistributed net investment income	3,179,774	13,631,807
Accumulated net realized gain (loss) on investments and foreign currency related transactions	(68,549,474)	9,945,507
Net unrealized appreciation on investments and translation of assets and liabilities denominated in foreign currencies	165,670,657	580,881,876

Net Assets	$798,530,972	$3,544,460,398

See Notes to Financial Statements.	13

Statements of Assets and Liabilities (unaudited)(concluded)
May 31, 2012

	Classic Stock Fund	Small Cap Value Fund

Net assets by class:
Class A Shares	$466,345,913	$1,319,646,467
Class B Shares	$23,119,110	$7,680,811
Class C Shares	$65,805,411	$39,215,425
Class F Shares	$24,421,915	$38,149,944
Class I Shares	$199,960,784	$1,909,216,659
Class P Shares	$1,137,241	$209,198,120
Class R2 Shares	$2,219,121	$7,114,103
Class R3 Shares	$15,521,477	$14,238,869
Outstanding shares by class:
Class A Shares (200 million and 300 million shares of common stock authorized, $.001 par value)	16,559,583	43,321,302
Class B Shares (30 million shares of common stock authorized, $.001 par value)	861,291	293,869
Class C Shares (20 million shares of common stock authorized, $.001 par value)	2,446,635	1,497,171
Class F Shares (30 million shares of common stock authorized, $.001 par value)	870,139	1,252,936
Class I Shares (30 million and 200 million shares of common stock authorized, $.001 par value)	7,088,356	59,036,967
Class P Shares (20 million and 50 million shares of common stock authorized, $.001 par value)	40,162	6,959,362
Class R2 Shares (30 million shares of common stock authorized, $.001 par value)	79,212	236,336
Class R3 Shares (30 million shares of common stock authorized, $.001 par value)	557,091	472,670
Net asset value, offering and redemption price per share (Net assets divided by outstanding shares):
Class A Shares-Net asset value	$28.16	$30.46
Class A Shares-Maximum offering price (Net asset value plus sales charge of 5.75%)	$29.88	$32.32
Class B Shares-Net asset value	$26.84	$26.14
Class C Shares-Net asset value	$26.90	$26.19
Class F Shares-Net asset value	$28.07	$30.45
Class I Shares-Net asset value	$28.21	$32.34
Class P Shares-Net asset value	$28.32	$30.06
Class R2 Shares-Net asset value	$28.01	$30.10
Class R3 Shares-Net asset value	$27.86	$30.12

14	See Notes to Financial Statements.

Statements of Operations (unaudited)
For the Six Months Ended May 31, 2012

	Classic Stock Fund	Small Cap Value Fund
Investment income:
Dividends from unaffiliated issuers (net of foreign withholding taxes of $23,786 and $26,049, respectively)	$8,429,357	$34,450,957
Dividends from affiliated issuers	—	282,984
Interest	875	2,362

Total investment income	8,430,232	34,736,303

Expenses:
Management fee	3,192,717	13,905,030
12b-1 distribution plan-Class A	874,265	2,179,417
12b-1 distribution plan-Class B	128,636	46,383
12b-1 distribution plan-Class C	349,575	214,718
12b-1 distribution plan-Class F	13,346	18,334
12b-1 distribution plan-Class P	4,811	525,409
12b-1 distribution plan-Class R2	7,994	22,991
12b-1 distribution plan-Class R3	39,308	32,586
Shareholder servicing	625,276	2,499,410
Professional	25,693	34,539
Reports to shareholders	42,546	95,138
Fund administration	182,441	766,002
Custody	10,671	25,496
Directors’ fees	13,658	53,693
Registration	62,258	92,269
Subsidy (See Note 3)	239,149	203,656
Other	15,587	53,079

Gross expenses	5,827,931	20,768,150
Expense reductions (See Note 7)	(236)	(1,366)
Management fee waived (See Note 3)	(1,536,314)	—

Net expenses	4,291,381	20,766,784

Net investment income	4,138,851	13,969,519

Net realized and unrealized gain (loss):
Net realized gain on investments and foreign currency related transactions in unaffiliated issuers	41,863,512	136,392,104
Net realized gain from investments in affiliated issuers	—	2,905,458
Net change in unrealized appreciation/depreciation on investments and translation of assets and liabilities denominated in foreign currencies	6,114,927	(46,314,677)

Net realized and unrealized gain	47,978,439	92,982,885

Net Increase in Net Assets Resulting From Operations	$52,117,290	$106,952,404

See Notes to Financial Statements.	15

Statements of Changes in Net Assets

	Classic Stock Fund

DECREASE IN NET ASSETS	For the Six Months Ended May 31, 2012 (unaudited)	For the Year Ended November 30, 2011
Operations:
Net investment income	$4,138,851	$7,641,238
Net realized gain on investments and foreign currency related transactions	41,863,512	20,516,793
Net change in unrealized appreciation/depreciation on investments and translation of assets and liabilities denominated in foreign currencies	6,114,927	(46,616,390)

Net increase (decrease) in net assets resulting from operations	52,117,290	(18,458,359)

Distributions to shareholders from:
Net investment income
Class A	(3,879,710)	(2,116,930)
Class B	(8,380)	—
Class C	(54,359)	—
Class F	(279,130)	(289,959)
Class I	(3,839,223)	(2,380,907)
Class P	(14,360)	(7,511)
Class R2	(16,707)	(5,019)
Class R3	(105,127)	(35,708)

Total distributions to shareholders	(8,196,996)	(4,836,034)

Capital share transactions (Net of share conversions) (See Note 12):
Net proceeds from sales of shares	42,233,998	184,377,138
Reinvestment of distributions	7,552,277	4,605,127
Cost of shares reacquired	(262,449,242)	(279,604,725)

Net decrease in net assets resulting from capital share transactions	(212,662,967)	(90,622,460)

Net decrease in net assets	(168,742,673)	(113,916,853)

NET ASSETS:
Beginning of period	$967,273,645	$1,081,190,498

End of period	$798,530,972	$967,273,645

Undistributed net investment income	$3,179,774	$7,237,919

16	See Notes to Financial Statements.

Statements of Changes in Net Assets (concluded)

	Small Cap Value Fund

DECREASE IN NET ASSETS	For the Six Months Ended May 31, 2012 (unaudited)	For the Year Ended November 30, 2011
Operations:
Net investment income (loss)	$13,969,519	$(3,537,495)
Net realized gain on investments in affiliated and unaffiliated issuers	139,297,562	200,156,212
Net change in unrealized appreciation/depreciation on investments	(46,314,677)	(101,615,052)

Net increase in net assets resulting from operations	106,952,404	95,003,665

Distributions to shareholders from:
Net investment income
Class A	—	(77,931)
Class F	—	(57,552)
Class I	—	(4,795,036)

Total distributions to shareholders	—	(4,930,519)

Capital share transactions (Net of share conversions) (See Note 12):
Net proceeds from sales of shares	360,576,322	868,324,020
Reinvestment of distributions	—	4,629,503
Cost of shares reacquired	(582,453,741)	(995,392,612)

Net decrease in net assets resulting from capital share transactions	(221,877,419)	(122,439,089)

Net decrease in net assets	(114,925,015)	(32,365,943)

NET ASSETS:
Beginning of period	$3,659,385,413	$3,691,751,356

End of period	$3,544,460,398	$3,659,385,413

Undistributed (distributions in excess of) net investment income	$13,631,807	$(337,712)

See Notes to Financial Statements.	17

Financial Highlights
CLASSIC STOCK FUND

	Class A Shares

	Six Months Ended 5/31/2012 (unaudited)

			Year Ended 11/30

			2011	2010	2009	2008	2007
Per Share Operating Performance

Net asset value, beginning of period	$27.06		$27.67	$25.81	$20.90	$32.95	$30.64

Investment operations:
Net investment income(a)	.13		.18	.11	.18	.21	.16
Net realized and unrealized gain (loss)	1.18		(.69)	1.91	4.95	(9.98)	3.40

Total from investment operations	1.31		(.51)	2.02	5.13	(9.77)	3.56

Distributions to shareholders from:
Net investment income	(.21)		(.10)	(.16)	(.22)	(.15)	(.17)
Net realized gain	—		—	—	—	(2.13)	(1.08)

Total distributions	(.21)		(.10)	(.16)	(.22)	(2.28)	(1.25)

Net asset value, end of period	$28.16		$27.06	$27.67	$25.81	$20.90	$32.95

Total Return(b)	4.92	%(c)	(1.86)%	7.87%	24.84%	(31.78)%	12.05%
Ratios to Average Net Assets:

Expenses, excluding expense reductions and including management fee waived and expenses reimbursed	.49	%(c)	.98%	.98%	1.15%	1.30%	1.30%

Expenses, including expense reductions, management fee waived and expenses reimbursed	.49	%(c)	.98%	.98%	1.15%	1.30%	1.30%

Expenses, excluding expense reductions, management fee waived and expenses reimbursed	.66	%(c)	1.29%	1.30%	1.37%	1.33%	1.31%

Net investment income	.44	%(c)	.64%	.42%	.84%	.77%	.50%

Supplemental Data:

Net assets, end of period (000)	$466,346		$498,545	$569,479	$595,557	$494,847	$707,266
Portfolio turnover rate	8.19	%(c)	27.97%	24.10%	55.20%	36.96%	44.97%

(a)	Calculated using average shares outstanding during the period.
(b)	Total return does not consider the effects of sales loads and assumes the reinvestment of all distributions.
(c)	Not annualized.

18	See Notes to Financial Statements.

Financial Highlights (continued)
CLASSIC STOCK FUND

	Class B Shares

	Six Months Ended 5/31/2012 (unaudited)

			Year Ended 11/30

			2011	2010	2009	2008	2007
Per Share Operating Performance

Net asset value, beginning of period	$25.68		$26.33	$24.58	$19.86	$31.47	$29.34

Investment operations:
Net investment income (loss)(a)	.03		(.01)	(.06)	.04	.03	(.05)
Net realized and unrealized gain (loss)	1.14		(.64)	1.82	4.72	(9.51)	3.26

Total from investment operations	1.17		(.65)	1.76	4.76	(9.48)	3.21

Distributions to shareholders from:
Net investment income	(.01)		—	(.01)	(.04)	—	—
Net realized gain	—		—	—	—	(2.13)	(1.08)

Total distributions	(.01)		—	(.01)	(.04)	(2.13)	(1.08)

Net asset value, end of period	$26.84		$25.68	$26.33	$24.58	$19.86	$31.47

Total Return(b)	4.55	%(c)	(2.47)%	7.16%	24.04%	(32.23)%	11.29%
Ratios to Average Net Assets:

Expenses, excluding expense reductions and including management fee waived and expenses reimbursed	.81	%(c)	1.62%	1.63%	1.80%	1.95%	1.95%

Expenses, including expense reductions, management fee waived and expenses reimbursed	.81	%(c)	1.62%	1.63%	1.80%	1.95%	1.95%

Expenses, excluding expense reductions, management fee waived and expenses reimbursed	.98	%(c)	1.93%	1.95%	2.02%	1.98%	1.96%

Net investment income (loss)	.11	%(c)	(.03)%	(.25)%	.19%	.11%	(.15)%

Supplemental Data:

Net assets, end of period (000)	$23,119		$25,829	$35,937	$46,267	$43,374	$74,005
Portfolio turnover rate	8.19	%(c)	27.97%	24.10%	55.20%	36.96%	44.97%

(a)	Calculated using average shares outstanding during the period.
(b)	Total return does not consider the effects of sales loads and assumes the reinvestment of all distributions.
(c)	Not annualized.

See Notes to Financial Statements.	19

Financial Highlights (continued)
CLASSIC STOCK FUND

	Class C Shares

	Six Months Ended 5/31/2012 (unaudited)

			Year Ended 11/30

			2011		2010	2009	2008	2007
Per Share Operating Performance

Net asset value, beginning of period	$25.74		$26.39		$24.66	$19.94	$31.59	$29.44

Investment operations:
Net investment income (loss)(a)	.03		—	(b)	(.06)	.04	.03	(.05)
Net realized and unrealized gain (loss)	1.15		(.65)		1.82	4.74	(9.55)	3.28

Total from investment operations	1.18		(.65)		1.76	4.78	(9.52)	3.23

Distributions to shareholders from:
Net investment income	(.02)		—		(.03)	(.06)	— (b)	—
Net realized gain	—		—		—	—	(2.13)	(1.08)

Total distributions	(.02)		—		(.03)	(.06)	(2.13)	(1.08)

Net asset value, end of period	$26.90		$25.74		$26.39	$24.66	$19.94	$31.59

Total Return(c)	4.59	%(d)	(2.46)%		7.15%	24.08%	(32.24)%	11.32%
Ratios to Average Net Assets:

Expenses, excluding expense reductions and including management fee waived and expenses reimbursed	.81	%(d)	1.61%		1.63%	1.80%	1.95%	1.95%

Expenses, including expense reductions, management fee waived and expenses reimbursed	.81	%(d)	1.61%		1.63%	1.80%	1.95%	1.95%

Expenses, excluding expense reductions, management fee waived and expenses reimbursed	.98	%(d)	1.92%		1.95%	2.02%	1.98%	1.96%

Net investment income (loss)	.12	%(d)	.00	%(e)	(.23)%	.18%	.12%	(.15)%

Supplemental Data:

Net assets, end of period (000)	$65,805		$69,263		$87,126	$89,787	$65,200	$94,948
Portfolio turnover rate	8.19	%(d)	27.97%		24.10%	55.20%	36.96%	44.97%

(a)	Calculated using average shares outstanding during the period.
(b)	Amount is less than $.01.
(c)	Total return does not consider the effects of sales loads and assumes the reinvestment of all distributions.
(d)	Not annualized.
(e)	Amount is less than .01%.

20	See Notes to Financial Statements.

Financial Highlights (continued)
CLASSIC STOCK FUND

	Class F Shares

	Six Months Ended 5/31/2012 (unaudited)
							9/28/2007(a) to 11/30/2007
			Year Ended 11/30

			2011	2010	2009	2008
Per Share Operating Performance

Net asset value, beginning of period	$27.01		$27.62	$25.76	$20.88	$32.96	$33.52

Investment operations:
Net investment income(b)	.16		.23	.19	.22	.32	.05
Net realized and unrealized gain (loss)	1.18		(.66)	1.89	4.96	(10.02)	(.61)

Total from investment operations	1.34		(.43)	2.08	5.18	(9.70)	(.56)

Distributions to shareholders from:
Net investment income	(.28)		(.18)	(.22)	(.30)	(.25)	—
Net realized gain	—		—	—	—	(2.13)	—

Total distributions	(.28)		(.18)	(.22)	(.30)	(2.38)	—

Net asset value, end of period	$28.07		$27.01	$27.62	$25.76	$20.88	$32.96

Total Return(c)	5.05	%(d)	(1.61)%	8.14%	25.19%	(31.64)%	(1.67	)%(d)
Ratios to Average Net Assets:

Expenses, excluding expense reductions and including management fee waived and expenses reimbursed	.37	%(d)	.73%	.73%	.86%	1.05%	.18	%(d)

Expenses, including expense reductions, management fee waived and expenses reimbursed	.37	%(d)	.73%	.73%	.86%	1.04%	.18	%(d)

Expenses, excluding expense reductions, management fee waived and expenses reimbursed	.53	%(d)	1.04%	1.05%	1.10%	1.11%	.19	%(d)

Net investment income	.56	%(d)	.81%	.73%	.96%	1.25%	.16	%(d)

Supplemental Data:

Net assets, end of period (000)	$24,422		$26,568	$45,605	$10,723	$2,453	$10
Portfolio turnover rate	8.19	%(d)	27.97%	24.10%	55.20%	36.96%	44.97%

(a)	Commencement of operations was 9/28/2007, SEC effective date was 9/14/2007 and date shares first became available to the public was 10/1/2007.
(b)	Calculated using average shares outstanding during the period.
(c)	Total return assumes the reinvestment of all distributions.
(d)	Not annualized.

See Notes to Financial Statements.	21

Financial Highlights (continued)
CLASSIC STOCK FUND

	Class I Shares

	Six Months Ended 5/31/2012 (unaudited)

			Year Ended 11/30

			2011	2010	2009	2008	2007
Per Share Operating Performance

Net asset value, beginning of period	$27.17		$27.78	$25.90	$20.99	$33.08	$30.76

Investment operations:
Net investment income(a)	.17		.29	.21	.26	.31	.26
Net realized and unrealized gain (loss)	1.19		(.70)	1.91	4.96	(10.01)	3.41

Total from investment operations	1.36		(.41)	2.12	5.22	(9.70)	3.67

Distributions to shareholders from:
Net investment income	(.32)		(.20)	(.24)	(.31)	(.26)	(.27)
Net realized gain	—		—	—	—	(2.13)	(1.08)

Total distributions	(.32)		(.20)	(.24)	(.31)	(2.39)	(1.35)

Net asset value, end of period	$28.21		$27.17	$27.78	$25.90	$20.99	$33.08

Total Return(b)	5.10	%(c)	(1.52)%	8.25%	25.28%	(31.53)%	12.40%
Ratios to Average Net Assets:

Expenses, excluding expense reductions and including management fee waived and expenses reimbursed	.32	%(c)	.63%	.63%	.79%	.95%	.95%

Expenses, including expense reductions, management fee waived and expenses reimbursed	.32	%(c)	.63%	.63%	.79%	.95%	.95%

Expenses, excluding expense reductions, management fee waived and expenses reimbursed	.48	%(c)	.94%	.95%	1.01%	.98%	.96%

Net investment income	.61	%(c)	1.01%	.79%	1.17%	1.13%	.84%

Supplemental Data:

Net assets, end of period (000)	$199,961		$327,603	$328,620	$264,418	$174,231	$221,345
Portfolio turnover rate	8.19	%(c)	27.97%	24.10%	55.20%	36.96%	44.97%

(a)	Calculated using average shares outstanding during the period.
(b)	Total return assumes the reinvestment of all distributions.
(c)	Not annualized.

22	See Notes to Financial Statements.

Financial Highlights (continued)
CLASSIC STOCK FUND

	Class P Shares

	Six Months Ended 5/31/2012 (unaudited)
			Year Ended 11/30

			2011	2010	2009	2008	2007
Per Share Operating Performance

Net asset value, beginning of period	$27.17		$27.78	$25.91	$20.96	$33.05	$30.65

Investment operations:
Net investment income(a)	.11		.15	.08	.17	.18	.12
Net realized and unrealized gain (loss)	1.20		(.69)	1.92	4.97	(10.01)	3.42

Total from investment operations	1.31		(.54)	2.00	5.14	(9.83)	3.54

Distributions to shareholders from:
Net investment income	(.16)		(.07)	(.13)	(.19)	(.13)	(.06)
Net realized gain	—		—	—	—	(2.13)	(1.08)

Total distributions	(.16)		(.07)	(.13)	(.19)	(2.26)	(1.14)

Net asset value, end of period	$28.32		$27.17	$27.78	$25.91	$20.96	$33.05

Total Return(b)	4.88	%(c)	(1.97)%	7.74%	24.75%	(31.85)%	11.93%
Ratios to Average Net Assets:

Expenses, excluding expense reductions and including management fee waived and expenses reimbursed	.54	%(c)	1.08%	1.08%	1.27%	1.40%	1.40%

Expenses, including expense reductions, management fee waived and expenses reimbursed	.54	%(c)	1.08%	1.08%	1.27%	1.40%	1.40%

Expenses, excluding expense reductions, management fee waived and expenses reimbursed	.71	%(c)	1.39%	1.40%	1.47%	1.43%	1.41%

Net investment income	.36	%(c)	.53%	.30%	.76%	.66%	.38%

Supplemental Data:

Net assets, end of period (000)	$1,137		$2,389	$3,107	$4,226	$4,635	$7,214
Portfolio turnover rate	8.19	%(c)	27.97%	24.10%	55.20%	36.96%	44.97%

(a)	Calculated using average shares outstanding during the period.
(b)	Total return assumes the reinvestment of all distributions.
(c)	Not annualized.

See Notes to Financial Statements.	23

Financial Highlights (continued)
CLASSIC STOCK FUND

	Class R2 Shares

	Six Months Ended 5/31/2012 (unaudited)						9/28/2007(a) to 11/30/2007
			Year Ended 11/30

			2011	2010	2009	2008
Per Share Operating Performance

Net asset value, beginning of period	$26.91		$27.56	$25.78	$20.91	$32.93	$33.52

Investment operations:
Net investment income(b)	.09		.13	.07	.12	.28	.03
Net realized and unrealized gain (loss)	1.17		(.70)	1.88	5.04	(9.96)	(.62)

Total from investment operations	1.26		(.57)	1.95	5.16	(9.68)	(.59)

Distributions to shareholders from:
Net investment income	(.16)		(.08)	(.17)	(.29)	(.21)	—
Net realized gain	—		—	—	—	(2.13)	—

Total distributions	(.16)		(.08)	(.17)	(.29)	(2.34)	—

Net asset value, end of period	$28.01		$26.91	$27.56	$25.78	$20.91	$32.93

Total Return(c)	4.73	%(d)	(2.09)%	7.61%	25.03%	(31.57)%	(1.76	)%(d)
Ratios to Average Net Assets:

Expenses, excluding expense reductions and including management fee waived and expenses reimbursed	.62	%(d)	1.23%	1.22%	1.21%	1.04%	.26	%(d)

Expenses, including expense reductions, management fee waived and expenses reimbursed	.62	%(d)	1.23%	1.22%	1.21%	1.04%	.26	%(d)

Expenses, excluding expense reductions, management fee waived and expenses reimbursed	.78	%(d)	1.54%	1.55%	1.56%	1.07%	.26	%(d)

Net investment income	.31	%(d)	.46%	.25%	.50%	1.04%	.08	%(d)

Supplemental Data:

Net assets, end of period (000)	$2,219		$2,771	$1,749	$730	$7	$10
Portfolio turnover rate	8.19	%(d)	27.97%	24.10%	55.20%	36.96%	44.97%

(a)	Commencement of operations was 9/28/2007, SEC effective date was 9/14/2007 and date shares first became available to the public was 10/1/2007.
(b)	Calculated using average shares outstanding during the period.
(c)	Total return assumes the reinvestment of all distributions.
(d)	Not annualized.

24	See Notes to Financial Statements.

Financial Highlights (concluded)
CLASSIC STOCK FUND

	Class R3 Shares

	Six Months Ended 5/31/2012 (unaudited)						9/28/2007(a) to 11/30/2007
			Year Ended 11/30

			2011	2010	2009	2008
Per Share Operating Performance

Net asset value, beginning of period	$26.78		$27.42	$25.64	$20.82	$32.94	$33.52

Investment operations:
Net investment income(b)	.11		.16	.08	.16	.22	.03
Net realized and unrealized gain (loss)	1.16		(.70)	1.88	4.92	(9.99)	(.61)

Total from investment operations	1.27		(.54)	1.96	5.08	(9.77)	(.58)

Distributions to shareholders from:
Net investment income	(.19)		(.10)	(.18)	(.26)	(.22)	—
Net realized gain	—		—	—	—	(2.13)	—

Total distributions	(.19)		(.10)	(.18)	(.26)	(2.35)	—

Net asset value, end of period	$27.86		$26.78	$27.42	$25.64	$20.82	$32.94

Total Return(c)	4.82	%(d)	(2.00)%	7.71%	24.70%	(31.86)%	(1.73	)%(d)
Ratios to Average Net Assets:

Expenses, excluding expense reductions and including expenses assumed, management fee waived and expenses reimbursed	.56	%(d)	1.13%	1.12%	1.21%	1.42%	.24	%(d)

Expenses, including expense reductions, management fee waived and expenses reimbursed	.56	%(d)	1.13%	1.12%	1.21%	1.42%	.24	%(d)

Expenses, excluding expense reductions, management fee waived and expenses reimbursed	.73	%(d)	1.44%	1.45%	1.49%	1.48%	.25	%(d)

Net investment income	.37	%(d)	.56%	.32%	.70%	.88%	.10	%(d)

Supplemental Data:

Net assets, end of period (000)	$15,521		$14,304	$9,567	$2,238	$321	$10
Portfolio turnover rate	8.19	%(d)	27.97%	24.10%	55.20%	36.96%	44.97%

(a)	Commencement of operations was 9/28/2007, SEC effective date was 9/14/2007 and date shares first became available to the public was 10/1/2007.
(b)	Calculated using average shares outstanding during the period.
(c)	Total return assumes the reinvestment of all distributions.
(d)	Not annualized.

See Notes to Financial Statements.	25

Financial Highlights
SMALL CAP VALUE FUND

	Class A Shares

	Six Months Ended 5/31/2012 (unaudited)
			Year Ended 11/30

			2011	2010	2009	2008	2007
Per Share Operating Performance

Net asset value, beginning of period	$29.68		$28.93	$22.87	$18.32	$33.10	$34.60

Investment operations:
Net investment income (loss)(a)	.09		(.07)	— (b)	(.02)	.04	.04
Net realized and unrealized gain (loss)	.69		.82	6.06	4.62	(9.97)	2.99

Total from investment operations	.78		.75	6.06	4.60	(9.93)	3.03

Distributions to shareholders from:
Net investment income	—		— (b)	—	(.05)	(.04)	—
Net realized gain	—		—	—	—	(4.81)	(4.53)

Total distributions	—		— (b)	—	(.05)	(4.85)	(4.53)

Net asset value, end of period	$30.46		$29.68	$28.93	$22.87	$18.32	$33.10

Total Return(c)	2.63	%(d)	2.60%	26.50%	25.15%	(34.96)%	10.08%
Ratios to Average Net Assets:

Expenses, including expense reductions	.61	%(d)	1.23%	1.25%	1.24%	1.23%	1.23%

Expenses, excluding expense reductions	.61	%(d)	1.23%	1.25%	1.24%	1.23%	1.23%

Net investment income (loss)	.29	%(d)	(.22)%	(.01)%	(.08)%	.17%	.13%

Supplemental Data:

Net assets, end of period (000)	$1,319,646		$1,470,064	$1,608,846	$1,393,870	$1,216,253	$2,287,085
Portfolio turnover rate	10.29	%(d)	41.95%	42.28%	68.63%	77.87%	61.44%

(a)	Calculated using average shares outstanding during the period.
(b)	Amount is less than $.01.
(c)	Total return does not consider the effects of sales loads and assumes the reinvestment of all distributions.
(d)	Not annualized.

26	See Notes to Financial Statements.

Financial Highlights (continued)
SMALL CAP VALUE FUND

	Class B Shares

	Six Months Ended 5/31/2012 (unaudited)		Year Ended 11/30

			2011	2010	2009	2008	2007
Per Share Operating Performance

Net asset value, beginning of period	$25.56		$25.09	$19.97	$16.07	$29.78	$31.77

Investment operations:
Net investment loss(a)	(.02)		(.25)	(.17)	(.12)	(.12)	(.17)
Net realized and unrealized gain (loss)	.60		.72	5.29	4.02	(8.78)	2.71

Total from investment operations	.58		.47	5.12	3.90	(8.90)	2.54

Distributions to shareholders from:
Net realized gain	—		—	—	—	(4.81)	(4.53)

Net asset value, end of period	$26.14		$25.56	$25.09	$19.97	$16.07	$29.78

Total Return (b)	2.27	%(c)	1.87%	25.64%	24.27%	(35.41)%	9.33%
Ratios to Average Net Assets:

Expenses, including expense reductions	.96	%(c)	1.92%	1.95%	1.94%	1.93%	1.93%

Expenses, excluding expense reductions	.96	%(c)	1.92%	1.95%	1.94%	1.93%	1.93%

Net investment loss	(.07	)%(c)	(.91)%	(.73)%	(.73)%	(.54)%	(.58)%

Supplemental Data:

Net assets, end of period (000)	$7,681		$9,612	$14,612	$15,917	$25,955	$58,676
Portfolio turnover rate	10.29	%(c)	41.95%	42.28%	68.63%	77.87%	61.44%

(a)	Calculated using average shares outstanding during the period.
(b)	Total return does not consider the effects of sales loads and assumes the reinvestment of all distributions.
(c)	Not annualized.

See Notes to Financial Statements.	27

Financial Highlights (continued)
SMALL CAP VALUE FUND

	Class C Shares

	Six Months Ended 5/31/2012 (unaudited)		Year Ended 11/30

			2011	2010	2009	2008	2007
Per Share Operating Performance

Net asset value, beginning of period	$25.61		$25.14	$20.01	$16.10	$29.83	$31.82

Investment operations:
Net investment loss(a)	(.02)		(.24)	(.17)	(.13)	(.12)	(.17)
Net realized and unrealized gain (loss)	.60		.71	5.30	4.04	(8.80)	2.71

Total from investment operations	.58		.47	5.13	3.91	(8.92)	2.54

Distributions to shareholders from:

Net realized gain	—		—	—	—	(4.81)	(4.53)

Net asset value, end of period	$26.19		$25.61	$25.14	$20.01	$16.10	$29.83

Total Return(b)	2.26	%(c)	1.87%	25.64%	24.29%	(35.42)%	9.32%
Ratios to Average Net Assets:

Expenses, including expense reductions	.96	%(c)	1.92%	1.95%	1.94%	1.93%	1.93%

Expenses, excluding expense reductions	.96	%(c)	1.92%	1.95%	1.94%	1.93%	1.93%

Net investment loss	(.06	)%(c)	(.90)%	(.72)%	(.77)%	(.53)%	(.58)%

Supplemental Data:

Net assets, end of period (000)	$39,215		$41,597	$46,980	$46,275	$46,307	$86,971
Portfolio turnover rate	10.29	%(c)	41.95%	42.28%	68.63%	77.87%	61.44%

(a)	Calculated using average shares outstanding during the period.
(b)	Total return does not consider the effects of sales loads and assumes the reinvestment of all distributions.
(c)	Not annualized.

28	See Notes to Financial Statements.

Financial Highlights (continued)
SMALL CAP VALUE FUND

	Class F Shares

	Six Months Ended 5/31/2012 (unaudited)		Year Ended 11/30				9/28/2007(a) to 11/30/2007

			2011	2010	2009	2008
Per Share Operating Performance

Net asset value, beginning of period	$29.64		$28.90	$22.80	$18.30	$33.11	$33.61

Investment operations:
Net investment income(b)	.13		— (c)	.05	— (c)	.08	.01
Net realized and unrealized gain (loss)	.68		.80	6.05	4.62	(9.95)	(.51)

Total from investment operations	.81		.80	6.10	4.62	(9.87)	(.50)

Distributions to shareholders from:
Net investment income	—		(.06)	—	(.12)	(.13)	—
Net realized gain	—		—	—	—	(4.81)	—

Total distributions	—		(.06)	—	(.12)	(4.94)	—

Net asset value, end of period	$30.45		$29.64	$28.90	$22.80	$18.30	$33.11

Total Return(d)	2.73	%(e)	2.76%	26.75%	25.39%	(34.82)%	(1.49	) %(e)
Ratios to Average Net Assets:

Expenses, including expense reductions	.51	%(e)	1.04%	1.05%	1.03%	1.04%	.18	%(e)

Expenses, excluding expense reductions	.51	%(e)	1.04%	1.05%	1.03%	1.04%	.18	%(e)

Net investment income (loss)	.40	%(e)	.01%	.19%	(.02)%	.32%	.04	%(e)

Supplemental Data:

Net assets, end of period (000)	$38,150		$32,597	$27,236	$22,387	$1,425	$10
Portfolio turnover rate	10.29	%(e)	41.95%	42.28%	68.63%	77.87%	61.44%

(a)	Commencement of operations was 9/28/2007, SEC effective date was 9/14/2007 and date shares first became available to the public was 10/1/2007.
(b)	Calculated using average shares outstanding during the period.
(c)	Amount is less than $.01.
(d)	Total return assumes the reinvestment of all distributions.
(e)	Not annualized.

See Notes to Financial Statements.	29

Financial Highlights (continued)
SMALL CAP VALUE FUND

	Class I Shares

	Six Months Ended 5/31/2012 (unaudited)
			Year Ended 11/30

			2011	2010	2009	2008	2007
Per Share Operating Performance

Net asset value, beginning of period	$31.46		$30.67	$24.17	$19.38	$34.75	$36.00

Investment operations:
Net investment income(a)	.15		.03	.08	.05	.13	.14
Net realized and unrealized gain (loss)	.73		.85	6.42	4.87	(10.55)	3.14

Total from investment operations	.88		.88	6.50	4.92	(10.42)	3.28

Distributions to shareholders from:
Net investment income	—		(.09)	—	(.13)	(.14)	—
Net realized gain	—		—	—	—	(4.81)	(4.53)

Total distributions	—		(.09)	—	(.13)	(4.95)	(4.53)

Net asset value, end of period	$32.34		$31.46	$30.67	$24.17	$19.38	$34.75

Total Return(b)	2.80	%(c)	2.84%	26.89%	25.55%	(34.77)%	10.42%
Ratios to Average Net Assets:

Expenses, including expense reductions	.46	%(c)	.93%	.95%	.94%	.93%	.93%

Expenses, excluding expense reductions	.46	%(c)	.93%	.95%	.94%	.93%	.93%

Net investment income	.45	%(c)	.09%	.30%	.21%	.48%	.43%

Supplemental Data:

Net assets, end of period (000)	$1,909,217		$1,855,748	$1,692,837	$1,231,291	$942,604	$1,227,169
Portfolio turnover rate	10.29	%(c)	41.95%	42.28%	68.63%	77.87%	61.44%

(a)	Calculated using average shares outstanding during the period.
(b)	Total return assumes the reinvestment of all distributions.
(c)	Not annualized.

30	See Notes to Financial Statements.

Financial Highlights (continued)
SMALL CAP VALUE FUND

	Class P Shares

	Six Months Ended 5/31/2012 (unaudited)
			Year Ended 11/30

			2011	2010	2009	2008	2007
Per Share Operating Performance
Net asset value, beginning of period	$29.31		$28.62	$22.66	$18.15	$32.84	$34.40

Investment operations:
Net investment income (loss)(a)	.07		(.11)	(.04)	(.05)	.01	(.01)
Net realized and unrealized gain (loss)	.68		.80	6.00	4.57	(9.89)	2.98

Total from investment operations	.75		.69	5.96	4.52	(9.88)	2.97

Distributions to shareholders from:
Net investment income	—		—	—	(.01)	—	—
Net realized gain	—		—	—	—	(4.81)	(4.53)

Total distributions	—		—	—	(.01)	(4.81)	(4.53)

Net asset value, end of period	$30.06		$29.31	$28.62	$22.66	$18.15	$32.84

Total Return(b)	2.56	%(c)	2.41%	26.30%	24.94%	(35.04)%	9.95%
Ratios to Average Net Assets:
Expenses, including expense reductions	.69	%(c)	1.38%	1.40%	1.39%	1.38%	1.38%
Expenses, excluding expense reductions	.69	%(c)	1.38%	1.40%	1.39%	1.38%	1.38%
Net investment income (loss)	.22	%(c)	(.37)%	(.16)%	(.23)%	.02%	(.03)%

Supplemental Data:

Net assets, end of period (000)	$209,198		$231,655	$295,973	$261,914	$227,658	$412,127
Portfolio turnover rate	10.29	%(c)	41.95%	42.28%	68.63%	77.87%	61.44%

(a)	Calculated using average shares outstanding during the period.
(b)	Total return assumes the reinvestment of all distributions.
(c)	Not annualized.

See Notes to Financial Statements.	31

Financial Highlights (continued)
SMALL CAP VALUE FUND

	Class R2 Shares

	Six Months Ended 5/31/2012 (unaudited)					3/24/2008(a) to 11/30/2008
			Year Ended 11/30

			2011	2010	2009
Per Share Operating Performance
Net asset value, beginning of period	$29.37		$28.72	$22.77	$18.29	$25.99

Investment operations:
Net investment income (loss)(b)	.05		(.11)	(.11)	(.10)	(.02)
Net realized and unrealized gain (loss)	.68		.76	6.06	4.62	(7.68)

Total from investment operations	.73		.65	5.95	4.52	(7.70)

Distributions to shareholders from:
Net investment income	—		—	—	(.04)	—

Net asset value, end of period	$30.10		$29.37	$28.72	$22.77	$18.29

Total Return(c)	2.49	%(d)	2.26%	26.13%	24.77%	(29.63	)%(d)
Ratios to Average Net Assets:
Expenses, including expense reductions	.76	%(d)	1.56%	1.54%	1.52%	1.03	%(d)
Expenses, excluding expense reductions	.76	%(d)	1.56%	1.54%	1.52%	1.04	%(d)
Net investment income (loss)	.14	%(d)	(.38)%	(.41)%	(.48)%	(.07	)%(d)

Supplemental Data:

Net assets, end of period (000)	$7,114		$7,205	$78	$86	$14
Portfolio turnover rate	10.29	%(d)	41.95%	42.28%	68.63%	77.87%

(a)	Commencement of operations was 3/24/2008, SEC effective date was 9/14/2007 and date shares first became available to the public was 4/1/2008.
(b)	Calculated using average shares outstanding during the period.
(c)	Total return assumes the reinvestment of all distributions.
(d)	Not annualized.

32	See Notes to Financial Statements.

Financial Highlights (concluded)
SMALL CAP VALUE FUND

	Class R3 Shares

	Six Months Ended 5/31/2012 (unaudited)					3/24/2008(a) to 11/30/2008
			Year Ended 11/30

			2011	2010	2009
Per Share Operating Performance
Net asset value, beginning of period	$29.38		$28.69	$22.73	$18.29	$25.99

Investment operations:
Net investment income (loss)(b)	.07		(.11)	(.04)	(.06)	.02
Net realized and unrealized gain (loss)	.67		.80	6.00	4.60	(7.72)

Total from investment operations	.74		.69	5.96	4.54	(7.70)

Distributions to shareholders from:
Net investment income	—		—	—	(.10)	—

Net asset value, end of period	$30.12		$29.38	$28.69	$22.73	$18.29

Total Return(c)	2.52	%(d)	2.41%	26.22%	24.94%	(29.63	)%(d)
Ratios to Average Net Assets:
Expenses, including expense reductions	.71	%(d)	1.42%	1.45%	1.44%	1.00	%(d)
Expenses, excluding expense reductions	.71	%(d)	1.42%	1.45%	1.44%	1.00	%(d)
Net investment income (loss)	.23	%(d)	(.37)%	(.16)%	.30%	.07	%(d)

Supplemental Data:

Net assets, end of period (000)	$14,239		$10,907	$5,190	$1,995	$1,090
Portfolio turnover rate	10.29	%(d)	41.95%	42.28%	68.63%	77.87%

(a)	Commencement of operations was 3/24/2008, SEC effective date was 9/14/2007 and date shares first became available to the public was 4/1/2008.
(b)	Calculated using average shares outstanding during the period.
(c)	Total return assumes the reinvestment of all distributions.
(d)	Not annualized.

See Notes to Financial Statements.	33

Notes to Financial Statements (unaudited)

1.	ORGANIZATION

Lord Abbett Research Fund, Inc. (the “Company”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as a diversified, open-end management investment company and was incorporated under Maryland law on April 6, 1992. The Company currently consists of four separate funds. This report covers the following two funds (separately, a “Fund” and collectively, the “Funds”) and their respective classes: Lord Abbett Classic Stock Fund (“Classic Stock Fund”) and Small-Cap Value Series (“Small Cap Value Fund”).

Classic Stock Fund’s investment objective is growth of capital and growth of income consistent with reasonable risk. Small Cap Value Fund’s investment objective is long-term capital appreciation. Each Fund has eight classes of shares: Class A, B, C, F, I, P, R2 and R3, each with different expenses and dividends. A front-end sales charge is normally added to the net asset value (“NAV”) for Class A shares. There is no front-end sales charge in the case of Class B, C, F, I, P, R2 and R3 shares, although there may be a contingent deferred sales charge (“CDSC”) in certain cases as follows: Class A shares purchased without a sales charge and redeemed before the first day of the month in which the one-year anniversary of the purchase falls (subject to certain exceptions as set forth in the Funds’ prospectus); Class B shares redeemed before the sixth anniversary of purchase; and Class C shares redeemed before the first anniversary of purchase. Class B shares will automatically convert to Class A shares on the 25th day of the month (or, if the 25th day is not a business day, the next business day thereafter) following the eighth anniversary of the day on which the purchase order was accepted. Small Cap Value Fund is open to certain new investors on a limited basis as set forth in the Fund’s prospectus. The Funds no longer issue Class B shares for purchase. The Funds’ Class P shares are closed to substantially all investors, with certain exceptions as set forth in the Funds’ prospectus.

The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

2.	SIGNIFICANT ACCOUNTING POLICIES

(a)

Investment Valuation–Securities actively traded on any recognized U.S. or non-U.S. exchange or on The NASDAQ Stock Market LLC are valued at the last sale price or official closing price on the exchange or system on which they are principally traded. Events occurring after the close of trading on non-U.S. exchanges may result in adjustments to the valuation of foreign securities to more accurately reflect their fair value as of the close of regular trading on the New York Stock Exchange LLC. Each Fund may rely on an independent fair valuation service in adjusting the valuations of foreign securities. Unlisted equity securities are valued at the last quoted sale price or, if no sale price is available, at the mean between the most recently quoted bid and asked prices. Securities for which market quotations are not readily available are valued at fair value as determined by management and approved in good faith by the Board of Directors. Short-term securities with 60 days or less remaining to maturity are valued using the amortized cost method, which approximates fair value.

(b)

Security Transactions–Security transactions are recorded as of the date that the securities are purchased or sold (trade date). Realized gains and losses on sales of portfolio securities are calculated using the identified-cost method. Realized and unrealized gains (losses) are

34

Notes to Financial Statements (unaudited)(continued)

allocated to each class of shares based upon the relative proportion of net assets at the beginning of the day.

(c)

Investment Income–Dividend income is recorded on the ex-dividend date. Interest income is recorded on the accrual basis as earned. Discounts are accreted and premiums are amortized using the effective interest method and are included in Interest income on the Statements of Operations. Withholding taxes on foreign dividends have been provided for in accordance with the applicable country’s tax rules and rates. Investment income is allocated to each class of shares based upon the relative proportion of net assets at the beginning of the day.

(d)

Income Taxes–It is the policy of each Fund to meet the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all taxable income and capital gains to its shareholders. Therefore, no income tax provision is required.

Each Fund files U.S. federal and various state and local tax returns. No income tax returns are currently under examination. The statute of limitations on the Funds’ filed U.S. federal tax returns remains open for the fiscal years ended November 30, 2008 through November 30, 2011. The statutes of limitations on the Company’s state and local tax returns may remain open for an additional year depending upon the jurisdiction.

(e)

Expenses–Expenses incurred by the Company that do not specifically relate to an individual fund are generally allocated to the Funds within the Company on a pro rata basis by relative net assets. Expenses, excluding class-specific expenses, are allocated to each class of shares based upon the relative proportion of net assets at the beginning of the day. Class A, B, C, F, P, R2 and R3 shares bear their class-specific share of all expenses and fees relating to the Funds’ 12b-1 Distribution Plan.

(f)

Foreign Transactions–The books and records of each Fund are maintained in U.S. dollars and transactions denominated in foreign currencies are recorded in each Fund’s records at the rate prevailing when earned or recorded. Asset and liability accounts that are denominated in foreign currencies are adjusted daily to reflect current exchange rates and any unrealized gain (loss) is included in Net change in unrealized appreciation/depreciation on investments and translation of assets and liabilities denominated in foreign currencies on each Fund’s Statement of Operations. The resultant exchange gains and losses upon settlement of such transactions are included in Net realized gain on investments and foreign currency related transactions in unaffiliated issuers on each Fund’s Statement of Operations. Each Fund does not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the changes in market prices of the securities.

(g)

Repurchase Agreements–Each Fund may enter into repurchase agreements with respect to securities. A repurchase agreement is a transaction in which a Fund acquires a security and simultaneously commits to resell that security to the seller (a bank or securities dealer) at an agreed-upon price on an agreed-upon date. Each Fund requires at all times that the repurchase agreement be collateralized by cash, or by securities of the U.S. Government, its agencies, its instrumentalities, or U.S. Government sponsored enterprises having a value equal to, or in excess of, the value of the repurchase agreement (including accrued interest). If the seller of the agreement defaults on its obligation to repurchase the underlying securities at a time when the fair value of these securities has declined, a Fund may incur a loss upon disposition of the securities.

35

Notes to Financial Statements (unaudited)(continued)

(h)

Fair Value Measurements–Fair value is defined as the price that each Fund would receive upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market of the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk - for example, the risk inherent in a particular valuation technique used to measure fair value (such as a pricing model) and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below:

	•	Level 1 – unadjusted quoted prices in active markets for identical investments;

	•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.); and

	•	Level 3 – significant unobservable inputs (including each Fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of May 31, 2012 in valuing each Fund’s investments carried at fair value:

	Classic Stock Fund				Small Cap Value Fund

Investment Type*	Level 1 (000)	Level 2 (000)	Level 3 (000)	Total (000)	Level 1 (000)	Level 2 (000)	Level 3 (000)	Total (000)

Common Stocks	$788,457	$—	$—	$788,457	$3,494,927	$—	$—	$3,494,927
Repurchase Agreement	—	11,512	—	11,512	—	46,209	—	46,209

Total	$788,457	$11,512	$—	$799,969	$3,494,927	$46,209	$—	$3,541,136

* See Schedule of Investments for fair values in each industry.

3.	MANAGEMENT FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Management Fee

The Company has a management agreement with Lord, Abbett & Co. LLC (“Lord Abbett”), pursuant to which Lord Abbett supplies each Fund with investment management services and executive and other personnel, provides office space and pays for ordinary and necessary office and clerical expenses relating to research and statistical work and supervision of each Fund’s investment portfolio.

The management fee is based on each Fund’s average daily net assets at the following annual rates:

Classic Stock Fund
First $1 billion	.70%
Next $1 billion	.65%
Over $2 billion	.60%

36

Notes to Financial Statements (unaudited)(continued)

For the six months ended May 31, 2012, the effective management fee, net of waivers, with respect to Classic Stock Fund, was at an annualized rate of ..36% of the Fund’s average daily net assets.

Small Cap Value Fund
First $2 billion	.75%
Over $2 billion	.70%

For the six months ended May 31, 2012, the effective management fee with respect to Small Cap Value Fund, was at an annualized rate of .73% of the Fund’s average daily net assets.

In addition, Lord Abbett provides certain administrative services to each Fund pursuant to an Administrative Services Agreement in return for a fee at an annual rate of .04% of each Fund’s average daily net assets.

For the period ended May 31, 2012 and continuing through March 31, 2013, Lord Abbett has contractually agreed to waive all or a portion of its management fee and, if necessary, reimburse Classic Stock Fund’s other expenses to the extent necessary so that the total net annual operating expenses for each class, excluding 12b-1 fees, do not exceed an annual rate of .63%. This agreement may be terminated only upon approval of the Fund’s Board of Directors.

Classic Stock Fund and Small Cap Value Fund, along with certain other funds managed by Lord Abbett (collectively, the “Underlying Funds”), have entered into a Servicing Arrangement with Lord Abbett Alpha Strategy Fund of Lord Abbett Securities Trust and Lord Abbett Balanced Strategy Fund, Lord Abbett Diversified Equity Strategy Fund and Lord Abbett Growth & Income Strategy Fund of Lord Abbett Investment Trust (each a “Fund of Funds”), pursuant to which each Underlying Fund pays a portion of the expenses (excluding management fee and distribution and service fees) of each Fund of Funds in proportion to the average daily value of the Underlying Fund shares owned by each Fund of Funds. Amounts paid pursuant to the Servicing Arrangement are included in Subsidy expense on each Fund’s Statement of Operations and Payable to affiliates on each Fund’s Statement of Assets and Liabilities.

As of May 31, 2012, the percentages of Classic Stock Fund’s outstanding shares owned by Lord Abbett Balanced Strategy Fund, Lord Abbett Diversified Equity Strategy Fund and Lord Abbett Growth & Income Strategy Fund were 4.64%, 4.26% and 13.17%, respectively.

As of May 31, 2012, the percentage of Small Cap Value Fund’s outstanding shares owned by Lord Abbett Alpha Strategy Fund was 4.61%.

12b-1 Distribution Plan

Each Fund has adopted a distribution plan with respect to Class A, B, C, F, P, R2 and R3 shares pursuant to Rule 12b-1 under the Act, which provides for the payment of ongoing distribution and service fees to Lord Abbett Distributor LLC (the “Distributor”), an affiliate of Lord Abbett. The fees are accrued daily at annual rates based upon each Fund’s average daily net assets as follows:

Fees*	Class A		Class B	Class C	Class F	Class P	Class R2	Class R3

Service	.25%		.25%	.25%	—	.25%	.25%	.25%
Distribution	.10%	(1)	.75%	.75%	.10%	.20%	.35%	.25%

*

The Fund may designate a portion of the aggregate fee as attributable to service activities for purposes of calculating Financial Industry Regulatory Authority, Inc. (“FINRA”) sales charge limitations.

(1)	Small Cap Value Fund’s Class A distribution fee is .05%.

Class I shares do not have a distribution plan.

37

Notes to Financial Statements (unaudited)(continued)

Commissions
Distributor received the following commissions on sales of shares of the Funds, after concessions were paid to authorized dealers, for the six months ended May 31, 2012:

	Distributor Commissions	Dealers’ Concessions

Classic Stock Fund	$68,709	$373,348
Small Cap Value Fund	6,973	39,130

Distributor received the following amount of CDSCs for the six months ended May 31, 2012:

	Class A	Class C

Classic Stock Fund	$4,314	$3,267
Small Cap Value Fund	81	173

Two Directors and certain of the Company’s officers have an interest in Lord Abbett.

4.	DISTRIBUTIONS AND CAPITAL LOSS CARRYFORWARDS

Dividends from net investment income, if any, are declared and paid at least annually. Taxable net realized gains from investment transactions, reduced by allowable capital loss carryforwards, if any, are declared and distributed to shareholders at least annually. The capital loss carryforward amount, if any, is available to offset future net capital gains. Dividends and distributions to shareholders are recorded on the ex-dividend date. The amounts of dividends and distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations, which may differ from accounting principles generally accepted in the United States of America. These book/tax differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the components of net assets based on their federal tax basis treatment; temporary differences do not require reclassification. Dividends and distributions, which exceed earnings and profits for tax purposes, are reported as a tax return of capital.

The tax character of distributions paid during the six months ended May 31, 2012 and the fiscal year ended November 30, 2011 was as follows:

	Classic Stock Fund		Small Cap Value Fund

	Six Months Ended 5/31/2012 (unaudited)	Year Ended 11/30/2011	Six Months Ended 5/31/2012 (unaudited)	Year Ended 11/30/2011

Distributions paid from:
Ordinary income	$ 8,196,996	$ 4,836,034	$ —	$ 4,930,519

Total distributions paid	$ 8,196,996	$ 4,836,034	$ —	$ 4,930,519

As of November 30, 2011, the capital loss carryforwards, along with the related expiration dates, were as follows:

	2016	2017	2018	Total

Classic Stock Fund	$623,320	$98,625,213	$7,000,556	$106,249,089
Small Cap Value Fund	—	130,032,352	—	130,032,352

38

Notes to Financial Statements (unaudited)(continued)

In accordance with the Regulated Investment Company Modernization Act of 2010, each Fund will carryforward capital losses incurred in taxable years beginning after December 22, 2010 (“post-enactment losses”) indefinitely. Post-enactment losses will retain their character as either short-term or long-term and be utilized before any pre-enactment losses.

As of May 31, 2012, the aggregate unrealized security gains and losses based on cost for U.S. federal income tax purposes were as follows:

	Classic Stock Fund	Small Cap Value Fund

Tax cost	$ 638,462,408	$ 2,959,574,218

Gross unrealized gain	201,378,666	719,493,450
Gross unrealized loss	(39,871,909)	(137,931,277)

Net unrealized security gain	$ 161,506,757	$ 581,562,173

The difference between book-basis and tax-basis unrealized gains (losses) is attributable to the tax treatment of certain securities and wash sales.

5.	PORTFOLIO SECURITIES TRANSACTIONS

Purchases and sales of investment securities (excluding short-term investments) for the six months ended May 31, 2012 were as follows:

	Purchases	Sales

Classic Stock Fund	$72,991,169	$287,017,234
Small Cap Value Fund	385,335,809	555,252,929

There were no purchases or sales of U.S. Government securities for the six months ended May 31, 2012.

6.	DIRECTORS’ REMUNERATION

The Company’s officers and the two Directors who are associated with Lord Abbett do not receive any compensation from the Company for serving in such capacities. Independent Directors’ fees are allocated among all Lord Abbett-sponsored funds based on the net assets of each fund. There is an equity-based plan available to all Independent Directors under which Independent Directors must defer receipt of a portion of, and may elect to defer receipt of an additional portion of Directors’ fees. The deferred amounts are treated as though equivalent dollar amounts had been invested in the funds. Such amounts and earnings accrued thereon are included in Directors’ fees on the Statements of Operations and in Directors’ fees payable on the Statements of Assets and Liabilities and are not deductible for U.S. federal income tax purposes until such amounts are paid.

7.	EXPENSE REDUCTIONS

The Company has entered into an arrangement with its transfer agent and custodian, whereby credits realized as a result of uninvested cash balances are used to reduce a portion of each Fund’s expenses.

39

Notes to Financial Statements (unaudited)(continued)

8.	LINE OF CREDIT

On April 2, 2012, the Funds and certain other funds managed by Lord Abbett (the “participating funds”) entered into an unsecured revolving credit facility (“Facility”) with State Street Bank and Trust Company (“SSB”), to be used for temporary or emergency purposes as an additional source of liquidity to fund redemptions of investor shares. The Facility is renewed annually under terms that depend on market conditions at the time of the renewal. The amounts available under the Facility are (i) the lesser of either $250,000,000 or 33.33% of total assets per participating fund and (ii) $350,000,000 in the aggregate for all participating funds. The annual fee to maintain the Facility is .09% of the amount available under the Facility. Each participating fund pays its pro rata share based on the net assets of each participating fund. This amount is included in Other expenses on the Funds’ Statements of Operations. Any borrowings under this Facility will bear interest at current market rates as set forth in the credit agreement. As of May 31, 2012, there were no loans outstanding pursuant to this Facility.

For the period February 3, 2011 through April 1, 2012, the Funds and certain other funds managed by Lord Abbett had an amount of $200,000,000 available under a Facility from SSB with an annual fee to maintain the Facility of .125% of the amount available under the Facility.

9.	TRANSACTIONS WITH AFFILIATED ISSUERS

An affiliated issuer is one in which a Fund has ownership of at least 5% of the outstanding voting securities of the underlying issuer at any point during the fiscal year. Small Cap Value Fund had the following transactions with affiliated issuers during the six months ended May 31, 2012:

Affiliated Issuer	Balance of Shares Held at 11/30/2011	Gross Additions	Gross Sales	Balance of Shares Held at 5/31/2012	Value at 5/31/2012	Net Realized Gain (Loss) 12/1/2011 to 5/31/2012(a)	Dividend Income 12/1/2011 to 5/31/2012(a)

Koppers Holdings, Inc.	1,203,100	—	(125,600)	1,077,500	$37,831,025	$2,001,456	$282,984
Navigators Group, Inc. (The)	839,600	—	(31,200)	808,400	39,166,980	(112,604)	—
ScanSource, Inc.(b)	1,547,727	65,800	(355,700)	1,257,827	—	1,028,920	—
TriMas Corp.(b)	1,734,101	—	(28,600)	1,705,501	—	(12,314)	—

Total					$76,998,005	$2,905,458	$282,984

(a)	Represents realized gains (losses) and dividend income earned only when the issuer was an affiliate of the Fund.
(b)	No longer an affiliated issuer as of May 31, 2012.

10.	CUSTODIAN AND ACCOUNTING AGENT

SSB is the Company’s custodian and accounting agent. SSB performs custodial, accounting and recordkeeping functions relating to portfolio transactions and calculating each Fund’s NAV.

11.	INVESTMENT RISKS

Classic Stock Fund is subject to the general risks and considerations associated with equity investing, as well as the particular risks associated with value and growth stocks. This means the value of your investment will fluctuate in response to movements in the equity securities market in general and to the changing prospects of individual companies in which the Fund invests. Large value and growth stocks may perform differently than the market as a whole and differently than

40

Notes to Financial Statements (unaudited)(continued)

each other or other types of stocks, such as small company stocks. This is because different types of stocks tend to shift in and out of favor depending on market and economic conditions. The market may fail to recognize the intrinsic value of particular value stocks for a long time. Growth stocks may be more volatile than other stocks. In addition, if the Fund’s assessment of a company’s value or prospects for exceeding earnings expectations or market conditions is wrong, the Fund could suffer losses or produce poor performance relative to other funds, even in a rising market. Due to its investment exposure to foreign companies (and ADRs), the Fund may experience increased market, liquidity, currency, political, information and other risks.

Small Cap Value Fund is subject to the general risks and considerations associated with equity investing, as well as the particular risks associated with small company value stocks. The value of an investment will fluctuate in response to movements in the equity securities market in general and to the changing prospects of individual companies in which the Fund invests. Small company value stocks may perform differently than the market as a whole and other types of stocks, such as large company stocks or growth stocks. The market may fail to recognize the intrinsic value of particular value stocks for a long time. In addition, small cap company stocks may be more volatile and less liquid than large cap company stocks. Also, if a Fund’s assessment of a company’s value or prospects for exceeding earnings expectations or market conditions is wrong, the Fund could suffer losses or produce poor performance relative to other funds, even in a rising market.

These factors can affect each Fund’s performance.

12.	SUMMARY OF CAPITAL TRANSACTIONS

Transactions in shares of capital stock were as follows:

Classic Stock Fund	Six Months Ended May 31, 2012 (unaudited)		Year Ended November 30, 2011

Class A Shares	Shares	Amount	Shares	Amount

Shares sold	909,652	$26,413,841	2,892,807	$83,581,596
Converted from Class B*	30,563	893,380	147,085	4,181,060
Reinvestment of distributions	132,327	3,445,791	66,817	1,944,367
Shares reacquired	(2,933,820)	(83,525,535)	(5,264,970)	(150,930,691)

Decrease	(1,861,278)	$(52,772,523)	(2,158,261)	$(61,223,668)

Class B Shares

Shares sold	14,640	$408,860	43,728	$1,197,154
Reinvestment of distributions	300	7,478	—	—
Shares reacquired	(127,484)	(3,544,240)	(248,041)	(6,782,204)
Converted to Class A*	(32,013)	(893,380)	(154,522)	(4,181,060)

Decrease	(144,557)	$(4,021,282)	(358,835)	$(9,766,110)

Class C Shares

Shares sold	127,196	$3,498,771	413,946	$11,418,710
Reinvestment of distributions	1,490	37,170	—	—
Shares reacquired	(372,803)	(10,283,287)	(1,024,248)	(27,771,884)

Decrease	(244,117)	$(6,747,346)	(610,302)	$(16,353,174)

41

Notes to Financial Statements (unaudited)(continued)

Classic Stock Fund	Six Months Ended May 31, 2012 (unaudited)		Year Ended November 30, 2011

Class F Shares	Shares	Amount	Shares	Amount

Shares sold	100,031	$2,804,103	547,647	$16,011,880
Reinvestment of distributions	7,009	181,730	8,072	233,856
Shares reacquired	(220,555)	(6,267,617)	(1,223,307)	(35,970,793)

Decrease	(113,515)	$(3,281,784)	(667,588)	$(19,725,057)

Class I Shares

Shares sold	163,384	$4,758,419	1,941,620	$57,733,518
Reinvestment of distributions	143,996	3,751,097	81,762	2,380,907
Shares reacquired	(5,275,632)	(152,785,538)	(1,796,731)	(49,504,481)

Increase (decrease)	(4,968,252)	$(144,276,022)	226,651	$10,609,944

Class P Shares

Shares sold	5,610	$160,970	70,571	$2,142,058
Reinvestment of distributions	548	14,359	257	7,511
Shares reacquired	(53,928)	(1,664,047)	(94,761)	(2,827,323)

Decrease	(47,770)	$(1,488,718)	(23,933)	$(677,754)

Class R2 Shares

Shares sold	10,637	$311,623	62,965	$1,879,793
Reinvestment of distributions	367	9,524	148	4,298
Shares reacquired	(34,789)	(1,022,994)	(23,576)	(680,099)

Increase (decrease)	(23,785)	$(701,847)	39,537	$1,203,992

Class R3 Shares

Shares sold	135,151	$3,877,411	363,546	$10,412,429
Reinvestment of distributions	4,078	105,128	1,186	34,188
Shares reacquired	(116,318)	(3,355,984)	(179,504)	(5,137,250)

Increase	22,911	$626,555	185,228	$5,309,367

*

Automatic conversion of Class B shares occurs on the 25th day of the month (or, if the 25th day is not a business day, the next business day thereafter) following the eighth anniversary of the day on which the purchase order was accepted.

42

Notes to Financial Statements (unaudited)(continued)

Small Cap Value Fund	Six Months Ended May 31, 2012 (unaudited)		Year Ended November 30, 2011

Class A Shares	Shares	Amount	Shares	Amount

Shares sold	3,544,802	$113,758,851	11,212,546	$350,389,029
Converted from Class B*	19,676	644,705	88,350	2,770,021
Reinvestment of distributions	—	—	2,331	72,490
Shares reacquired	(9,776,009)	(307,792,866)	(17,374,091)	(538,985,757)

Decrease	(6,211,531)	$(193,389,310)	(6,070,864)	$(185,754,217)

Class B Shares

Shares sold	11,612	$328,373	26,434	$708,981
Shares reacquired	(70,968)	(1,971,372)	(130,520)	(3,489,732)
Converted to Class A*	(22,895)	(644,705)	(102,225)	(2,770,021)

Decrease	(82,251)	$(2,287,704)	(206,311)	$(5,550,772)

Class C Shares

Shares sold	17,303	$461,086	29,288	$789,684
Shares reacquired	(144,492)	(3,966,663)	(273,732)	(7,321,437)

Decrease	(127,189)	$(3,505,577)	(244,444)	$(6,531,753)

Class F Shares

Shares sold	291,318	$9,224,550	473,235	$15,043,590
Reinvestment of distributions	—	—	756	23,438
Shares reacquired	(138,295)	(4,418,677)	(316,601)	(9,769,100)

Increase	153,023	$4,805,873	157,390	$5,297,928

Class I Shares

Shares sold	6,475,673	$215,867,655	12,961,933	$431,213,254
Reinvestment of distributions	—	—	137,882	4,533,575
Shares reacquired	(6,425,041)	(216,663,748)	(9,316,333)	(303,627,443)

Increase (decrease)	50,632	$(796,093)	3,783,482	$132,119,386

Class P Shares

Shares sold	479,748	$15,160,268	1,686,478	$52,476,103
Shares reacquired	(1,424,271)	(44,775,177)	(4,124,330)	(128,903,450)

Decrease	(944,523)	$(29,614,909)	(2,437,852)	$(76,427,347)

Class R2 Shares

Shares sold	17,606	$565,752	255,811	$8,441,099
Shares reacquired	(26,571)	(858,538)	(13,221)	(379,031)

Increase (decrease)	(8,965)	$(292,786)	242,590	$8,062,068

Class R3 Shares

Shares sold	164,294	$5,209,787	284,904	$9,262,280
Shares reacquired	(62,920)	(2,006,700)	(94,476)	(2,916,662)

Increase	101,374	$3,203,087	190,428	$6,345,618

*

Automatic conversion of Class B shares occurs on the 25th day of the month (or, if the 25th day is not a business day, the next business day thereafter) following the eighth anniversary of the day on which the purchase order was accepted.

43

Notes to Financial Statements (unaudited)(concluded)

13.	RECENT ACCOUNTING STANDARD

The Financial Accounting Standards Board issued amended guidance to improve disclosure of fair value measurements. Fair value measurements categorized as Level 3 will require quantitative information with respect to unobservable inputs and assumptions used, a narrative description of the sensitivity of the fair value measurement to changes in unobservable inputs, and enhanced disclosure of valuation policies and procedures. In addition, quantitative and qualitative disclosure will be required for all transfers in and out of Level 1 and Level 2. The amended guidance is effective for the first reporting period beginning after December 15, 2011. Management is evaluating the impact of this guidance on each Fund’s financial statements and disclosures.

44

Approval of Advisory Contract

The Board of Directors of the Company, including all of the Directors who are not interested persons of the Company or Lord, Abbett & Co. LLC (“Lord Abbett”), annually considers whether to approve the continuation of the existing management agreement between each Fund and Lord Abbett. In connection with its most recent approval, the Board reviewed materials relating specifically to the management agreement, as well as numerous materials received throughout the course of the year, including information about the Fund’s investment performance compared to the performance of its benchmark. Before making its decision as to each Fund, the Board had the opportunity to ask questions and request further information, taking into account its familiarity with Lord Abbett gained through meetings and discussions. These meetings and discussions included the examination of the portfolio management teams conducted by members of the Contract Committee, the deliberations of the Contract Committee , and discussions between the Contract Committee and Lord Abbett’s management.

The materials received by the Board as to each Fund included, but were not limited to: (1) information provided by Lipper Inc. regarding the investment performance of the Fund compared to the investment performance of a group of funds within the same investment classification/objective (the “performance universe”) and the investment performance of an appropriate benchmark; (2) information on the expense ratios, contractual and effective management fee rates, and other expense components for the Fund and one or more groups of funds with similar objectives and of similar size (the “peer group”); (3) information provided by Lord Abbett on the projected expense ratios, management fee rates, and other expense components for the Fund; (4) sales and redemption information for the Fund; (5) information regarding Lord Abbett’s financial condition; (6) an analysis of the relative profitability of the management agreement to Lord Abbett; (7) information provided by Lord Abbett regarding the investment management fees Lord Abbett receives from its other advisory clients maintaining accounts with a similar investment strategy as the Fund; (8) information regarding the distribution arrangements of the Fund; and (9) information regarding the personnel and other resources devoted by Lord Abbett to managing the Fund.

Investment Management Services Generally. The Board considered the investment management services provided by Lord Abbett to each Fund, including investment research, portfolio management, and trading, and Lord Abbett’s commitment to compliance with all relevant legal requirements. The Board also observed that Lord Abbett was solely engaged in the investment management business and accordingly did not experience the conflicts of interest resulting from being engaged in other lines of business. The Board considered the investment advisory services provided by Lord Abbett to other clients, the fees charged for the services, and the differences in the nature of the services provided to each of the Funds and other Lord Abbett Funds, on the one hand, and the services provided to other clients, on the other.

Investment Performance. The Board reviewed each Fund’s investment performance in relation to that of the relevant performance universes, in each case as of various periods ended August 31, 2011.

As to Small Cap Value Fund, the Board considered the investment performance of its Class A shares in relation to two different performance universes, the first consisting of small-cap core funds and the second consisting of small-cap value funds. The Board observed that the investment performance of the Class A shares of the Fund was in the fifth quintile of the first performance universe for the eight-month period, the fourth quintile for the one-year and three-year periods, the second quintile for the five-year period, and the first quintile for the ten-year period. The Board observed that the investment performance was in the fourth quintile of the second performance universe for the eight-month period, the third quintile for the one-year period, the fourth quintile

45

Approval of Advisory Contract (continued)

for the three-year period, and the first quintile for the five-year and ten-year periods. The Board also observed that the investment performance was lower than that of each of the Lipper Small-Cap Core Index and the Lipper Small-Cap Value Index for the eight-month, one-year, and three-year periods and higher than that of those Indexes for the five-year and ten-year periods.

As to Classic Stock Fund, the Board observed that the investment performance of its Class A shares was in the fifth quintile of its performance universe for the eight-month and one-year periods, the fourth quintile for the three-year period, the third quintile for the five-year period, and the second quintile for the ten-year period. The Board also observed that the investment performance was lower than that of the Lipper Large-Cap Core Index for the eight-month, one-year, and three-year periods and higher than that of the Index for the five-year and ten-year period.

Lord Abbett’s Personnel and Methods. The Board considered the qualifications of the personnel providing investment management services to each Fund, in light of its investment objective and discipline. Among other things, the Board considered the size, experience, and turnover of Lord Abbett’s investment management staff, Lord Abbett’s investment methodology and philosophy, and Lord Abbett’s approach to recruiting, training, and retaining investment management personnel. The Board also noted that in 2009 Gerald S.E. Heffernan, Jr., had become lead portfolio manager for the Small Cap Value Fund, replacing Robert Fetch. The Board determined that Lord Abbett had the expertise and resources to manage each Fund effectively.

Nature and Quality of Other Services. The Board considered the nature, quality, costs, and extent of compliance, administrative, and other services performed by Lord Abbett and Lord Abbett Distributor LLC (“Distributor”) and the nature and extent of Lord Abbett’s supervision of third party service providers, including each Fund’s transfer agent and custodian.

Expenses. The Board considered the expense level of each class of shares of each Fund and the expense levels of one or more corresponding peer groups. The Board considered the fiscal periods on which the peer group comparison or comparisons were based, and noted that the fiscal years of many funds in each Fund’s peer group did not coincide with the Fund’s fiscal year. It also considered the projected expense levels of each Fund. It also considered the amount and nature of the fees paid by shareholders.

As to Small Cap Value Fund, the Board considered the management fees and the total expenses of the Fund in comparison to two peer groups, the first consisting of small-cap core funds and the second consisting of small-cap value funds. As to the first peer group, the Board observed that for the fiscal year ended November 30, 2010 the contractual management and administrative services fees, when calculated as a percentage of a hypothetical common asset level that approximated the Fund’s average net assets, were approximately two basis points above the median of the peer group and the actual management and administrative services fees were approximately the same as the median of the peer group. The Board observed that for the fiscal year ended November 30, 2010 the total expense ratio of Class A was approximately four basis points below the median of the peer group, the total expense ratios of Class B and Class C were each approximately seven basis points below the median of the peer group, the total expense ratio of Class F was approximately six basis points below the median of the peer group, the total expense ratio of Class I was approximately one basis point above the median of the peer group, the total expense ratio of Class P was approximately seventeen basis points below the median of the peer group, the total expense ratio of Class R2 was approximately three basis points below the median of the peer group, and the total expense ratio of Class R3 was approximately twelve basis points below the median of the peer group. As to the

46

Approval of Advisory Contract (continued)

second peer group, the Board observed that for the fiscal year ended November 30, 2010 the contractual management and administrative services fees, when calculated as a percentage of a hypothetical common asset level that approximated the Fund’s average net assets, were approximately five basis points above the median of the peer group and the actual management and administrative services fees were approximately the same as the median of the peer group. The Board observed that the total expense ratio of Class A was approximately two basis points below the median of the peer group, the total expense ratios of Class B and Class C were each approximately twelve basis points below the median of the peer group, the total expense ratio of Class F was approximately five basis points below the median of the peer group, the total expense ratio of Class I was approximately six basis points above the median of the peer group, the total expense ratio of Class P was approximately seven basis points below the median of the peer group, the total expense ratio of Class R2 was approximately seven basis points above the median of the peer group, and the total expense ratio of Class R3 was approximately two basis points below the median of the peer group. The Board considered the projected expense ratio of each class and how those ratios would relate to those of the peer groups.

As to Classic Stock Fund, the Board observed that for the fiscal year ended November 30, 2010 the contractual management and administrative services fees were approximately six basis points above the median of the peer group and the actual management and administrative service fees, when calculated as a percentage of a hypothetical common asset level that approximated the Fund’s average net assets, were approximately twenty-four basis points below the median of the peer group. The Board observed that for the fiscal year ended November 30, 2010 the total expense ratio of Class A was approximately eighteen basis points below the median of the peer group, the total expense ratios of Class B and Class C were each approximately twenty-eight basis points below the median of the peer group, the total expense ratio of Class F was approximately twenty-four basis points below the median of the peer group, the total expense ratio of Class I was approximately twenty-one basis points below the median of the peer group, the total expense ratio of Class P was approximately twenty-two basis points below the median of the peer group, the total expense ratio of Class R2 was approximately eight basis points below the median of the peer group, and the total expense ratio of Class R3 was approximately eighteen basis points below the median of the peer group. The Board noted that for the period from April 1, 2011 through March 31, 2012, Lord Abbett had contractually agreed to waive all or a portion of its management fee and, if necessary, reimburse the Fund’s other expenses to the extent necessary so that the total net annual operating expenses for each class, excluding 12b-1 fees, do not exceed an annual rate of 0.63%. The Board also noted that Lord Abbett proposed to renew the agreement through March 31, 2013. The Board considered how those expense ratios would relate to those of the peer group.

Profitability. As to each Fund, the Board considered the level of Lord Abbett’s profits in managing the Fund, including a review of Lord Abbett’s methodology for allocating its costs to its management of the Fund. The Board concluded that the allocation methodology had a reasonable basis and was appropriate. It considered any profits realized by Lord Abbett in connection with the operation of each Fund, including the fee Lord Abbett receives from the Fund for providing administrative services to the Fund, and whether the amount of profit was fair for the management of the Fund. The Board also considered the profits realized from other business segments of Lord Abbett, which may benefit from or be related to each Fund’s business. The Board considered Lord Abbett’s profit margins in comparison with available industry data, both accounting for and ignoring marketing and distribution expenses, and how those profit margins could affect Lord Abbett’s ability to recruit and retain investment personnel. The Board recognized

47

Approval of Advisory Contract (concluded)

that Lord Abbett’s profitability was a factor in enabling it to attract and retain qualified investment management personnel to provide services to each Fund. The Board noted that Lord Abbett’s overall profitability had increased in its 2011 fiscal year. The Board concluded that Lord Abbett’s profitability overall and as to each Fund was not excessive.

Economies of Scale. As to each Fund, the Board considered whether there had been any economies of scale in managing the Fund, whether the Fund had appropriately benefited from any such economies of scale, and whether there was potential for realization of any further economies of scale. The Board concluded that each existing management fee schedule, with its breakpoint(s) in the level of the management fee, adequately addressed any economies of scale in managing the applicable Fund.

Other Benefits to Lord Abbett. As to each Fund, the Board considered the character and amount of fees paid by the Fund and the Fund’s shareholders to Lord Abbett and Distributor for services other than investment advisory services. The Board also considered the revenues and profitability of Lord Abbett’s investment advisory business apart from its mutual fund business, and the intangible benefits enjoyed by Lord Abbett by virtue of its relationship with the Fund. The Board observed that Distributor receives 12b-1 fees from certain of the Lord Abbett Funds as to shares held in accounts for which there is no other broker of record, may retain a portion of the 12b-1 fees from the Funds, and receives a portion of the sales charges on sales and redemptions of some classes of shares. In addition, the Board observed that Lord Abbett accrues certain benefits for its business of providing investment advice to clients other than the Lord Abbett Funds, but that that business also benefits the Funds. The Board also noted that Lord Abbett, as disclosed in the prospectuses of the Funds, has entered into revenue sharing arrangements with certain entities that distribute shares of the Funds. The Board also took into consideration the investment research that Lord Abbett receives as a result of Fund brokerage transactions.

Alternative Arrangements. As to each Fund, the Board considered whether, instead of approving the continuation of the management agreement, it might be in the best interests of the Fund to implement one or more alternative arrangements, such as continuing to employ Lord Abbett, but on different terms.

After considering all of the relevant factors, the Board unanimously found that continuation of the existing management agreements was in the best interests of each Fund and its shareholders and voted unanimously to approve the continuation. In considering whether to approve the continuation of the management agreements, the Board did not identify any single factor as paramount or controlling. This summary does not discuss in detail all matters considered.

48

Householding

The Company has adopted a policy that allows it to send only one copy of each Fund’s prospectus, proxy material, annual report and semiannual report to certain shareholders residing at the same “household.” This reduces Fund expenses, which benefits you and other shareholders. If you need additional copies or do not want your mailings to be “householded,” please call Lord Abbett at 888-522-2388 or send a written request with your name, the name of your fund or funds and your account number or numbers to Lord Abbett Family of Funds, P.O. Box 219336, Kansas City, MO 64121.

Proxy Voting Policies, Procedures and Records

A description of the policies and procedures that Lord Abbett uses to vote proxies related to each Fund’s portfolio securities, and information on how Lord Abbett voted each Fund’s proxies during the 12-month period ended June 30 are available without charge, upon request, (i) by calling 888-522-2388; (ii) on Lord Abbett’s Website at www.lordabbett.com; and (iii) on the Securities and Exchange Commission’s (“SEC”) Website at www.sec.gov.

Shareholder Reports and Quarterly Portfolio Disclosure

The Funds are required to file their complete schedule of portfolio holdings with the SEC for their first and third fiscal quarters on Form N-Q. Copies of the filings are available without charge, upon request on the SEC’s Website at www.sec.gov and may be available by calling Lord Abbett at 888-522-2388. You can also obtain copies of Form N-Q by visiting the SEC’s Public Reference Room in Washington, DC (information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330).

49

This report, when not used for the general information of shareholders of the Fund, is to be distributed only if preceded or accompanied by a current fund prospectus.

Lord Abbett mutual fund shares are distributed by
LORD ABBETT DISTRIBUTOR LLC.

Lord Abbett Research Fund, Inc. Lord Abbett Classic Stock Fund Small-Cap Value Series	LARF-3-0512 (07/12)

Item 2:	Code of Ethics.
Not applicable.

Item 3:	Audit Committee Financial Expert.
Not applicable.

Item 4:	Principal Accountant Fees and Services.
Not applicable.

Item 5:	Audit Committee of Listed Registrants.
Not applicable.

Item 6:	Investments.
Not applicable.

Item 7:	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.
Not applicable.

Item 8:	Portfolio Managers of Closed-End Management Investment Companies.
Not applicable.

Item 9:	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.
Not applicable.

Item 10:	Submission of Matters to a Vote of Security Holders.
Not applicable.

Item 11:	Controls and Procedures.

(a)

Based on their evaluation of the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) as of a date within 90 days prior to the filing date of this report, the Chief Executive Officer and Chief Financial Officer of the Registrant have concluded that such disclosure controls and procedures are reasonably designed and effective to ensure that material information relating to the Registrant, including its consolidated subsidiaries, is made known to them by others within those entities.

(b)

There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12:	Exhibits.

(a)(1)	Amendments to Code of Ethics – Not applicable.

(a)(2)

Certification of each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2 under the Investment Company Act of 1940 is attached hereto as a part of EX-99.CERT.

(a)(3)	Not applicable.

(b)	Certification of each principal executive officer and principal financial officer of the Registrant as required by Section 906 of the Sarbanes-Oxley Act of 2002 is provided as a part of EX-99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

LORD ABBETT RESEARCH FUND, INC.

By:	/s/ Robert S. Dow
Robert S. Dow
Chief Executive Officer and Chairman

Date: July 24, 2012

By:	/s/ Joan A. Binstock
Joan A. Binstock
Chief Financial Officer and Vice President

Date: July 24, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Robert S. Dow
Robert S. Dow
Chief Executive Officer and Chairman

Date: July 24, 2012

By:	/s/ Joan A. Binstock
Joan A. Binstock
Chief Financial Officer and Vice President

Date: July 24, 2012